UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII Realty Securities Trust
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: June 30

             Date of reporting period: July 1, 2008 - June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

E.I.I. REALTY SECURITIES FUND

                            INVESTMENT COMPANY REPORT

POST PROPERTIES, INC.

SECURITY       737464107                MEETING TYPE   Annual
TICKER SYMBOL  PPS                      MEETING DATE   16-Oct-2008
ISIN           US7374641071             AGENDA         932955492 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1    ROBERT C. GODDARD, III                                                     For             For
          2    DAVID P. STOCKERT                                                          For             For
          3    HERSCHEL M. BLOOM                                                          For             For
          4    DOUGLAS CROCKER II                                                         For             For
          5    WALTER M. DERISO, JR.                                                      For             For
          6    RUSSELL R. FRENCH                                                          For             For
          7    DAVID R. SCHWARTZ                                                          For             For
          8    STELLA F. THAYER                                                           For             For
          9    RONALD DE WAAL                                                             For             For
02        TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP              Management      For             For
          AS THE INDEPENDENT REGISTERD PUBLIC ACCOUNTANTS
          FOR 2008.
03        TO APPROVE THE AMENDED AND RESTATED POST                        Management      For             For
          PROPERTIES, INC. 2003 INCENTIVE STOCK PLAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LASALLE HOTEL PROPERTIES

SECURITY        517942108               MEETING TYPE   Annual
TICKER SYMBOL   LHO                     MEETING DATE   23-Apr-2009
ISIN            US5179421087            AGENDA         933007646 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         DIRECTOR                                                        Management
          1     DARRYL HARTLEY-LEONARD                                                    For             For
          2     KELLY L. KUHN                                                             Withheld        Against
          3     WILLIAM S. MCCALMONT                                                      Withheld        Against
          4     MICHAEL D. BARNELLO                                                       For             For
2         TO RATIFY THE APPOINTMENT OF THE COMPANY'S                      Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR
          THE YEAR ENDING DECEMBER 31, 2009.
3         TO CONSIDER AND APPROVE THE 2009 EQUITY INCENTIVE               Management      For             For
          PLAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HCP, INC.

SECURITY        40414L109               MEETING TYPE   Annual
TICKER SYMBOL   HCP                     MEETING DATE   23-Apr-2009
ISIN            US40414L1098            AGENDA         933008915 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     ROBERT R. FANNING, JR.                                                    For             For
          2     JAMES F. FLAHERTY III                                                     For             For
          3     CHRISTINE N. GARVEY                                                       For             For
          4     DAVID B. HENRY                                                            For             For
          5     LAURALEE E. MARTIN                                                        For             For
          6     MICHAEL D. MCKEE                                                          For             For
          7     HAROLD M. MESSMER, JR.                                                    For             For
          8     PETER L. RHEIN                                                            For             For
          9     KENNETH B. ROATH                                                          For             For
          10    RICHARD M. ROSENBERG                                                      For             For
          11    JOSEPH P. SULLIVAN                                                        For             For
02        TO APPROVE AMENDMENTS TO HCP'S 2006 PERFORMANCE                 Management      For             For
          INCENTIVE PLAN
03        TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS               Management      For             For
          HCP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR
          ENDING DECEMBER 31, 2009

14-Jul-2009

                            INVESTMENT COMPANY REPORT

NATIONWIDE HEALTH PROPERTIES, INC.

SECURITY        638620104               MEETING TYPE   Annual
TICKER SYMBOL   NHP                     MEETING DATE   05-May-2009
ISIN            US6386201049            AGENDA         933017990 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     WILLIAM K. DOYLE                                                          For             For
          2     RICHARD I. GILCHRIST                                                      For             For
          3     ROBERT D. PAULSON                                                         For             For
          4     JEFFREY L. RUSH                                                           For             For
          5     KEITH P. RUSSELL                                                          For             For
02        RATIIFICATION OF THE APPOINTMENT OF ERNST & YOUNG               Management      For             For
          LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
          FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ESSEX PROPERTY TRUST, INC.

SECURITY        297178105               MEETING TYPE   Annual
TICKER SYMBOL   ESS                     MEETING DATE   05-May-2009
ISIN            US2971781057            AGENDA         933028955 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     GEORGE M. MARCUS                                                          For             For
          2     GARY P. MARTIN                                                            For             For
          3     MICHAEL J. SCHALL                                                         For             For
02        RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE              Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          FOR THE COMPANY FOR THE YEAR ENDING DECEMBER 31,
          2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

STARWOOD HOTELS & RESORTS WORLDWIDE

SECURITY        85590A401               MEETING TYPE   Annual
TICKER SYMBOL   HOT                     MEETING DATE   06-May-2009
ISIN            US85590A4013            AGENDA         933017421 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     ADAM ARON                                                                 For             For
          2     CHARLENE BARSHEFSKY                                                       For             For
          3     THOMAS CLARKE                                                             For             For
          4     CLAYTON DALEY, JR.                                                        For             For
          5     BRUCE DUNCAN                                                              For             For
          6     LIZANNE GALBREATH                                                         For             For
          7     ERIC HIPPEAU                                                              For             For
          8     STEPHEN QUAZZO                                                            For             For
          9     THOMAS RYDER                                                              For             For
          10    FRITS VAN PAASSCHEN                                                       For             For
          11    KNEELAND YOUNGBLOOD                                                       For             For
02        RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                Management      For             For
          LLP AS THE COMPANY'S INDEPENDENT REGISTERED
          PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
          DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

FEDERAL REALTY INVESTMENT TRUST

SECURITY        313747206               MEETING TYPE   Annual
TICKER SYMBOL   FRT                     MEETING DATE   06-May-2009
ISIN            US3137472060            AGENDA         933020581 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS                  Management      For             For
          SET FORTH IN THE ACCOMPANYING PROXY STATEMENT:
          GAIL P. STEINEL
1B        TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS                  Management      For             For
          SET FORTH IN THE ACCOMPANYING PROXY STATEMENT:
          JOSEPH S. VASSALLUZZO
2         TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP                 Management      For             For
          AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
          FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.
3         TO CONSIDER A PROPOSAL TO AMEND OUR DECLARATION                 Management      For             For
          OF TRUST TO ELIMINATE OUR CLASSIFIED BOARD.
4         TO CONSIDER A PROPOSAL TO RATIFY AN AMENDMENT TO                Management      For             For
          OUR SHAREHOLDER RIGHTS PLAN TO EXTEND THE TERM
          FOR THREE YEARS AND TO ADD A QUALIFIED OFFER
          PROVISION.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

PUBLIC STORAGE

SECURITY        74460D109               MEETING TYPE   Annual
TICKER SYMBOL   PSA                     MEETING DATE   07-May-2009
ISIN            US74460D1090            AGENDA         933017522 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     B. WAYNE HUGHES                                                           For             For
          2     RONALD L. HAVNER, JR.                                                     For             For
          3     DANN V. ANGELOFF                                                          For             For
          4     WILLIAM C. BAKER                                                          For             For
          5     JOHN T. EVANS                                                             For             For
          6     TAMARA HUGHES GUSTAVSON                                                   For             For
          7     URI P. HARKHAM                                                            For             For
          8     B. WAYNE HUGHES, JR.                                                      For             For
          9     HARVEY LENKIN                                                             For             For
          10    GARY E. PRUITT                                                            For             For
          11    DANIEL C. STATON                                                          For             For
02        RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP                Management      For             For
          AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
          ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
          DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

VENTAS, INC.

SECURITY        92276F100               MEETING TYPE   Annual
TICKER SYMBOL   VTR                     MEETING DATE   07-May-2009
ISIN            US92276F1003            AGENDA         933019603 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     DEBRA A. CAFARO                                                           For             For
          2     DOUGLAS CROCKER II                                                        For             For
          3     RONALD G. GEARY                                                           For             For
          4     JAY M. GELLERT                                                            For             For
          5     ROBERT D. REED                                                            For             For
          6     SHELI Z. ROSENBERG                                                        For             For
          7     JAMES D. SHELTON                                                          For             For
          8     THOMAS C. THEOBALD                                                        For             For
02        DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT OF               Management      For             For
          ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
          PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HEALTH CARE REIT, INC.

SECURITY        42217K106               MEETING TYPE   Annual
TICKER SYMBOL   HCN                     MEETING DATE   07-May-2009
ISIN            US42217K1060            AGENDA         933024692 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     PIER C. BORRA                                                             For             For
          2     GEORGE L. CHAPMAN                                                         For             For
          3     SHARON M. OSTER                                                           For             For
          4     JEFFREY R. OTTEN                                                          For             For
02        APPROVAL OF THE AMENDED AND RESTATED HEALTH                     Management      For             For
          CARE REIT, INC. 2005 LONG-TERM INCENTIVE PLAN.
03        RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                Management      For             For
          LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
          FIRM FOR THE FISCAL YEAR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

AMERICAN CAMPUS COMMUNITIES, INC.

SECURITY        024835100               MEETING TYPE   Annual
TICKER SYMBOL   ACC                     MEETING DATE   07-May-2009
ISIN            US0248351001            AGENDA         933031407 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     WILLIAM C. BAYLESS JR.                                                    For             For
          2     R.D. BURCK                                                                For             For
          3     G. STEVEN DAWSON                                                          For             For
          4     CYDNEY C. DONNELL                                                         For             For
          5     EDWARD LOWENTHAL                                                          For             For
          6     JOSEPH M. MACCHIONE                                                       For             For
          7     BRIAN B. NICKEL                                                           For             For
          8     WINSTON W. WALKER                                                         For             For
02        RATIFICATION OF ERNST & YOUNG AS OUR INDEPENDENT                Management      For             For
          AUDITORS FOR 2009

14-Jul-2009

                            INVESTMENT COMPANY REPORT

TANGER FACTORY OUTLET CENTERS, INC.

SECURITY        875465106               MEETING TYPE   Annual
TICKER SYMBOL   SKT                     MEETING DATE   08-May-2009
ISIN            US8754651060            AGENDA         933021571 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         DIRECTOR                                                        Management
          1     STANLEY K. TANGER                                                         For             For
          2     STEVEN B. TANGER                                                          For             For
          3     JACK AFRICK                                                               For             For
          4     WILLIAM G. BENTON                                                         For             For
          5     BRIDGET RYAN BERMAN                                                       For             For
          6     THOMAS E. ROBINSON                                                        For             For
          7     ALLAN L. SCHUMAN                                                          For             For
2         TO RATIFY THE APPOINTMENT OF                                    Management      For             For
          PRICEWATERHOUSECOOOPERS, LLC AS THE COMPANY'S
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.
3         TO REAPPROVE THE PERFORMANCE CRITERIA UNDER THE                 Management      For             For
          AMENDED AND RESTATED INCENTIVE AWARD PLAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SIMON PROPERTY GROUP, INC.

SECURITY        828806109               MEETING TYPE   Annual
TICKER SYMBOL   SPG                     MEETING DATE   08-May-2009
ISIN            US8288061091            AGENDA         933024729 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO:                    Management      For             For
          PROVIDE FOR THE ELECTION OF UP TO FIFTEEN
          DIRECTORS. (IF THIS PROPOSAL IS NOT APPROVED BY 80%
          OF THE VOTES ENTITLED TO BE CAST, THE BOARD WILL
          HAVE ONLY 9 DIRECTORS, 5 OF WHOM ARE ELECTED BY
          HOLDERS OF COMMON STOCK.)
1B        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO:                    Management      For             For
          DELETE SUPERMAJORITY VOTING REQUIREMENTS.
1C        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO:                    Management      For             For
          INCREASE THE NUMBER OF AUTHORIZED SHARES.
1D        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO:                    Management      For             For
          DELETE OR CHANGE OBSOLETE OR UNNECESSARY
          PROVISIONS.
02        DIRECTOR                                                        Management
          1     MELVYN E. BERGSTEIN                                                       For             For
          2     LINDA WALKER BYNOE                                                        For             For
          3     KAREN N. HORN, PH.D.                                                      For             For
          4     REUBEN S. LEIBOWITZ                                                       For             For
          5     J. ALBERT SMITH, JR.                                                      For             For
          6     PIETER S. VAN DEN BERG*                                                   For             For
          7     ALLAN HUBBARD*                                                            For             For
          8     DANIEL C. SMITH*                                                          For             For
03        TO AUTHORIZE MANAGEMENT TO ADJOURN, POSTPONE                    Management      For             For
          OR CONTINUE THE MEETING, IF NECESSARY, TO SOLICIT
          ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE NOT
          SUFFICIENT VOTES AT THE TIME OF THE MEETING TO
          ADOPT PROPOSAL 1(A) OR PROPOSAL 1(B) LISTED ABOVE.
04        TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS               Management      For             For
          OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
          FIRM FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KIMCO REALTY CORPORATION

SECURITY        49446R109               MEETING TYPE   Annual
TICKER SYMBOL   KIM                     MEETING DATE   12-May-2009
ISIN            US49446R1095            AGENDA         933026533 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     M. COOPER                                                                 For             For
          2     R. DOOLEY                                                                 For             For
          3     J. GRILLS                                                                 For             For
          4     D. HENRY                                                                  For             For
          5     F.P. HUGHES                                                               For             For
          6     F. LOURENSO                                                               For             For
          7     R. SALTZMAN                                                               For             For
          8     P. COVIELLO                                                               For             For
02        THE RATIFICATION OF THE APPOINTMENT OF                          Management      For             For
          PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GENERAL GROWTH PROPERTIES, INC.

SECURITY        370021107               MEETING TYPE   Annual
TICKER SYMBOL   GGP                     MEETING DATE   13-May-2009
ISIN            US3700211077            AGENDA         933026583 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     ADAM METZ                                                                 For             For
          2     THOMAS NOLAN, JR.                                                         For             For
          3     JOHN RIORDAN                                                              For             For
02        RATIFICATION OF THE SELECTION OF INDEPENDENT                    Management      For             For
          PUBLIC ACCOUNTANTS.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HIGHWOODS PROPERTIES, INC.

SECURITY        431284108               MEETING TYPE   Annual
TICKER SYMBOL   HIW                     MEETING DATE   13-May-2009
ISIN            US4312841087            AGENDA         933029983 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     GENE H. ANDERSON                                                          For             For
          2     DAVID J. HARTZELL                                                         For             For
          3     L. GLENN ORR, JR.                                                         For             For
02        RATIFICATION OF THE APPOINTMENT OF DELOITTE &                   Management      For             For
          TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
          ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
          DECEMBER 31, 2009.
03        APPROVAL OF THE 2009 LONG-TERM EQUITY INCENTIVE                 Management      For             For
          PLAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

EQUITY ONE, INC

SECURITY        294752100               MEETING TYPE   Annual
TICKER SYMBOL   EQY                     MEETING DATE   13-May-2009
ISIN            US2947521009            AGENDA         933031027 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     NOAM BEN-OZER                                                             For             For
          2     JAMES S. CASSEL                                                           For             For
          3     CYNTHIA R. COHEN                                                          For             For
          4     NEIL FLANZRAICH                                                           For             For
          5     NATHAN HETZ                                                               Withheld        Against
          6     CHAIM KATZMAN                                                             Withheld        Against
          7     PETER LINNEMAN                                                            For             For
          8     JEFFREY S. OLSON                                                          For             For
          9     DORI SEGAL                                                                For             For
02        RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                Management      For             For
          LLP AS OUR INDEPENDENT AUDITORS FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ENTERTAINMENT PROPERTIES TRUST

SECURITY        29380T105               MEETING TYPE   Annual
TICKER SYMBOL   EPR                     MEETING DATE   13-May-2009
ISIN            US29380T1051            AGENDA         933063822 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     JACK A. NEWMAN, JR.                                                       For             For
          2     JAMES A. OLSON                                                            For             For
02        PROPOSAL TO APPROVE AN AMENDMENT TO THE                         Management      For             For
          COMPANY'S 2007 EQUITY INCENTIVE PLAN TO INCREASE
          THE NUMBER OF AUTHORIZED SHARES OF COMMON
          SHARES OF BENEFICIAL INTEREST, $0.01 PAR VALUE PER
          SHARE, ISSUABLE UNDER THE PLAN, FROM 950,000
          SHARES TO 1,950,000 SHARES.
03        PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS               Management      For             For
          THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
          ACCOUNTING FIRM FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

VORNADO REALTY TRUST

SECURITY        929042109               MEETING TYPE   Annual
TICKER SYMBOL   VNO                     MEETING DATE   14-May-2009
ISIN            US9290421091            AGENDA         933034061 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     STEVEN ROTH                                                               Withheld        Against
          2     MICHAEL D. FASCITELLI                                                     Withheld        Against
          3     RUSSELL B. WIGHT, JR.                                                     Withheld        Against
02        RATIFICATION OF SELECTION OF INDEPENDENT                        Management      For             For
          REGISTERED PUBLIC ACCOUNTING FIRM.
03        SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING                  Shareholder     For             Against
          FOR TRUSTEES.
04        SHAREHOLDER PROPOSAL REGARDING THE                              Shareholder     For             Against
          APPOINTMENT OF AN INDEPENDENT CHAIRMAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HOST HOTELS & RESORTS, INC.

SECURITY        44107P104               MEETING TYPE   Annual
TICKER SYMBOL   HST                     MEETING DATE   14-May-2009
ISIN            US44107P1049            AGENDA         933037776 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        ELECTION OF DIRECTOR: ROBERT M. BAYLIS                          Management      For             For
1B        ELECTION OF DIRECTOR: TERENCE C. GOLDEN                         Management      For             For
1C        ELECTION OF DIRECTOR: ANN M. KOROLOGOS                          Management      For             For
1D        ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                       Management      For             For
1E        ELECTION OF DIRECTOR: JUDITH A. MCHALE                          Management      For             For
1F        ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                        Management      For             For
1G        ELECTION OF DIRECTOR: W. EDWARD WALTER                          Management      For             For
02        RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT                   Management      For             For
          REGISTERED PUBLIC ACCOUNTANTS.
03        APPROVAL OF 2009 COMPREHENSIVE STOCK AND CASH                   Management      For             For
          INCENTIVE PLAN.
04        APPROVAL OF AMENDMENT TO OUR CHARTER TO                         Management      For             For
          INCREASE AUTHORIZED CAPITAL STOCK.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

BOSTON PROPERTIES, INC.

SECURITY        101121101               MEETING TYPE   Annual
TICKER SYMBOL   BXP                     MEETING DATE   19-May-2009
ISIN            US1011211018            AGENDA         933038716 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         DIRECTOR                                                        Management
          1     FREDERICK J ISEMAN                                                        For             For
          2     EDWARD H LINDE                                                            For             For
          3     DAVID A TWARDOCK                                                          For             For
2         TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF                  Management      For             For
          PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT
          REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
          YEAR ENDING DECEMBER 31, 2009.
3         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL                 Shareholder     Against         For
          CONCERNING THE ANNUAL ELECTION OF DIRECTORS, IF
          PROPERLY PRESENTED AT THE MEETING.
4         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL                 Shareholder     Against         For
          CONCERNING MAJORITY VOTING, IF PROPERLY
          PRESENTED AT THE MEETING.
5         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL                 Shareholder     Against         For
          CONCERNING THE PREPARATION OF A SUSTAINABILITY
          REPORT, IF PROPERLY PRESENTED AT THE MEETING.
6         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL                 Shareholder     Against         For
          CONCERNING AN INDEPENDENT BOARD CHAIRMAN, IF
          PROPERLY PRESENTED AT THE MEETING.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

EXTRA SPACE STORAGE INC.

SECURITY        30225T102               MEETING TYPE   Annual
TICKER SYMBOL   EXR                     MEETING DATE   20-May-2009
ISIN            US30225T1025            AGENDA         933038603 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         DIRECTOR                                                        Management
          1     SPENCER F. KIRK                                                           For             For
          2     ANTHONY FANTICOLA                                                         Withheld        Against
          3     HUGH W. HORNE                                                             For             For
          4     JOSEPH D. MARGOLIS                                                        For             For
          5     ROGER B. PORTER                                                           Withheld        Against
          6     K. FRED SKOUSEN                                                           Withheld        Against
          7     KENNETH M. WOOLLEY                                                        For             For
2         RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP            Management      For             For
          AS THE COMPANY'S INDEPENDENT REGISTERED
          ACCOUNTING FIRM.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

PROLOGIS

SECURITY        743410102               MEETING TYPE   Annual
TICKER SYMBOL   PLD                     MEETING DATE   20-May-2009
ISIN            US7434101025            AGENDA         933040343 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     STEPHEN L. FEINBERG                                                       Withheld        Against
          2     GEORGE L. FOTIADES                                                        For             For
          3     CHRISTINE N. GARVEY                                                       For             For
          4     LAWRENCE V. JACKSON                                                       For             For
          5     DONALD P. JACOBS                                                          Withheld        Against
          6     WALTER C. RAKOWICH                                                        For             For
          7     D. MICHAEL STEUERT                                                        For             For
          8     J. ANDRE TEIXEIRA                                                         For             For
          9     WILLIAM D. ZOLLARS                                                        Withheld        Against
          10    ANDREA M. ZULBERTI                                                        Withheld        Against
02        RATIFY THE APPOINTMENT OF KPMG LLP AS OUR                       Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

AVALONBAY COMMUNITIES, INC.

SECURITY        053484101               MEETING TYPE   Annual
TICKER SYMBOL   AVB                     MEETING DATE   21-May-2009
ISIN            US0534841012            AGENDA         933035277 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     BRYCE BLAIR                                                               For             For
          2     BRUCE A. CHOATE                                                           For             For
          3     JOHN J. HEALY, JR.                                                        For             For
          4     GILBERT M. MEYER                                                          For             For
          5     TIMOTHY J. NAUGHTON                                                       For             For
          6     LANCE R. PRIMIS                                                           For             For
          7     PETER S. RUMMELL                                                          For             For
          8     H. JAY SARLES                                                             For             For
          9     W. EDWARD WALTER                                                          For             For
02        TO APPROVE THE AVALONBAY COMMUNITIES, INC. 2009                 Management      For             For
          STOCK OPTION AND INCENTIVE PLAN.
03        TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS                 Management      For             For
          THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR
          ENDING DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KILROY REALTY CORPORATION

SECURITY        49427F108               MEETING TYPE   Annual
TICKER SYMBOL   KRC                     MEETING DATE   27-May-2009
ISIN            US49427F1084            AGENDA         933047347 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        CHARTER AMENDMENT TO DECLASSIFY THE BOARD OF                    Management      For             For
          DIRECTORS
02        DIRECTOR                                                        Management
          1     JOHN B. KILROY, SR.+                                                      For             For
          2     JOHN B. KILROY, JR.+*                                                     For             For
          3     EDWARD BRENNAN, PH.D+                                                     For             For
          4     WILLIAM P. DICKEY+                                                        For             For
          5     SCOTT S. INGRAHAM+                                                        For             For
          6     DALE F. KINSELLA+*                                                        For             For
03        AMENDMENT TO KILROY REALTY 2006 INCENTIVE AWARD                 Management      For             For
          PLAN

14-Jul-2009

                            INVESTMENT COMPANY REPORT

TAUBMAN CENTERS, INC.

SECURITY        876664103               MEETING TYPE   Annual
TICKER SYMBOL   TCO                     MEETING DATE   29-May-2009
ISIN            US8766641034            AGENDA         933055421 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     GRAHAM T. ALLISON                                                         Withheld        Against
          2     PETER KARMANOS, JR.                                                       Withheld        Against
          3     WILLIAM S. TAUBMAN                                                        Withheld        Against
02        RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE              Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

THE MACERICH COMPANY

SECURITY        554382101               MEETING TYPE   Annual
TICKER SYMBOL   MAC                     MEETING DATE   08-Jun-2009
ISIN            US5543821012            AGENDA         933066537 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        ELECTION OF DIRECTOR: ARTHUR M. COPPOLA                         Management      For             For
1B        ELECTION OF DIRECTOR: JAMES S. COWNIE                           Management      For             For
1C        ELECTION OF DIRECTOR: MASON G. ROSS                             Management      For             For
02        RATIFICATION OF THE APPOINTMENT OF DELOITTE &                   Management      For             For
          TOUCHE LLP AS OUR INDEPENDENT ACCOUNTANTS FOR
          THE YEAR ENDING DECEMBER 31, 2009
03        APPROVAL OF OUR AMENDED AND RESTATED 2003 EQUITY                Management      For             For
          INCENTIVE PLAN
04        APPROVAL OF AN AMENDMENT TO OUR CHARTER TO                      Management      For             For
          INCREASE OUR AUTHORIZED SHARES OF COMMON STOCK
          TO 250,000,000 AND OUR TOTAL NUMBER OF AUTHORIZED
          SHARES OF STOCK TO 325,000,000

14-Jul-2009

                            INVESTMENT COMPANY REPORT

EQUITY RESIDENTIAL

SECURITY        29476L107               MEETING TYPE   Annual
TICKER SYMBOL   EQR                     MEETING DATE   11-Jun-2009
ISIN            US29476L1070            AGENDA         933069800 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     JOHN W. ALEXANDER                                                         For             For
          2     CHARLES L. ATWOOD                                                         For             For
          3     BOONE A. KNOX                                                             For             For
          4     JOHN E. NEAL                                                              For             For
          5     DAVID J. NEITHERCUT                                                       For             For
          6     SHELI Z. ROSENBERG                                                        For             For
          7     GERALD A. SPECTOR                                                         For             For
          8     B. JOSEPH WHITE                                                           For             For
          9     SAMUEL ZELL                                                               For             For
02        RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP              Management      For             For
          AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE
          YEAR ENDING DECEMBER 31, 2009.
03        SHAREHOLDER PROPOSAL RELATING TO A CHANGE IN THE                Shareholder     For             Against
          VOTING STANDARD FOR TRUSTEE ELECTIONS.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

DOUGLAS EMMETT, INC.

SECURITY        25960P109               MEETING TYPE   Annual
TICKER SYMBOL   DEI                     MEETING DATE   11-Jun-2009
ISIN            US25960P1093            AGENDA         933075245 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     DAN A. EMMETT,                                                            For             For
          2     JORDAN L. KAPLAN                                                          For             For
          3     KENNETH M. PANZER                                                         For             For
          4     LESLIE E. BIDER                                                           For             For
          5     VICTOR J. COLEMAN                                                         For             For
          6     GHEBRE S. MEHRETEAB                                                       For             For
          7     THOMAS E. O'HERN                                                          For             For
          8     DR. ANDREA RICH                                                           For             For
          9     WILLIAM WILSON III                                                        For             For
02        PROPOSAL TO RATIFY THE SELECTION OF ERNST &                     Management      For             For
          YOUNG L.L.P AS OUR INDEPENDENT REGISTERED PUBLIC
          ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31,
          2009
03        PROPOSAL TO APPROVE AMENDMENTS TO OUR 2006                      Management      For             For
          OMNIBUS STOCK INCENTIVE PLAN

14-Jul-2009

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

E.I.I. INTERNATIONAL PROPERTY FUND

                            INVESTMENT COMPANY REPORT

GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

SECURITY        G40712179               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   03-Jul-2008
ISIN            GB00B01FLL16            AGENDA         701611914 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the audited financial statements together     Management      For                  For
          with the Directors' and the Auditors' reports for the YE 31
          MAR 2008
2.        Grant authority for the payment of a final dividend for the     Management      For                  For
          YE 31 MAR 2008
3.        Approve the Directors' remuneration report                      Management      For                  For
4.        Re-appoint Mr. Richard Peskin as a Director of the Company      Management      For                  For
5.        Re-appoint Mr. Timon Drakesmith as a Director of the Company    Management      For                  For
6.        Re-appoint Mr. Phillip Rose as a Director of the Company        Management      For                  For
7.        Re-appoint Deloitte & Touche LLP as the Auditors                Management      For                  For
8.        Authorize the Directors to agree the remuneration of the        Management      For                  For
          Auditors
9.        Authorize the Directors, in substitution to all previous        Management      For                  For
          unutilised authorities shall cease to have effect and
          pursuant to and in accordance with Section 80 of the
          Companies Act 1985 [the Act], to allot and to make offers or agreements to allot relevant securities [Section 80(2) of the
          Act] up to an aggregate nominal value of GBP 7,535,084;
          [Authority expires the earlier of the conclusion of the next
          AGM of the Company or on 02 OCT 2009]; and the Directors may
          allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.10      Authorize the Directors, in substitution to all previous        Management      For                  For
          unutilised authorities shall cease to have effect, subject to the passing of Resolution 8 and pursuant to Section 95 of the
          Act, to allot equity securities [Section 94 of the Act] for cash and allot equity securities [Section 94(3A) of the Act]
          in either case, disapplying the statutory pre-emption rights
          [Section 89(1) of the Act], provided that this power is
          limited to the allotment of equity securities: a) in
          connection with a rights issue or other pre-emptive issue in favor of ordinary shareholders; and b) up to an aggregate
          nominal value of GBP 1,131,394; [Authority expires the
          earlier of the conclusion of the next AGM of the Company or on 02 OCT 2009]; and the Directors may allot relevant
          securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.11      Authorize the Company, in accordance with Article 11 of the     Management      For                  For
          Company's Articles of Association to make market purchases
          [Section 163(3) of the Act] of up to 27,135,353 ordinary
          shares, at a minimum price of 12 pence, being the nominal
          value of shares, in each case exclusive of expenses and the maximum price at which shares may be purchased shall not be more than the higher of an amount equal to 5% above the
          average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the
          previous 5 business days preceding the date of purchase and the amount stipulated by Article 5 (1) of the Buy-Law and
          Stabilization Regulation 2003; [Authority expires the earlier of the conclusion of the next AGM of the Company or on 02 OCT
          2009]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

14-Jul-2009

                            INVESTMENT COMPANY REPORT

S.12      Adopt with effect from 01 OCT 2008, the Article of              Management      For             For
          Association as specified, in substitution for, and to the
          exlcusion of, the current Articles of Association of the
          Company

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   ExtraOrdinary
                                                       General Meeting
TICKER SYMBOL                           MEETING DATE   08-Jul-2008
ISIN            LU0122624777            AGENDA         701617891 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 479046      Non-Voting
          DUE TO CHANGE IN TH-E MEETING DATE. ALL VOTES RECEIVED ON THE
          PREVIOUS MEETING WILL BE DISREGARDED-AND YOU WILL NEED TO
          REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
1.        Amend the Article 5 of bylaws relating to the authorized        Management      Against         Against
          capital, and approve to confer to the Board of Directors to proceed to increases of capital within the Framework of the authorized Corporate capital throughout new 5 years, to the conditions and procedures which it will fix and in particular the capacity to suppress or limit the preferential
          subscription right of the existing Shareholders
2.        Amend the Article 12 of the bylaws relating to the              Management      For             For
          deliberation of the Board of Directors
3.        Amend the Article 13 of the bylaws relating to delegation of    Management      For             For
          powers and the Managing Directors
4.        Approve to translate the bylaws in English with French          Management      For             For
          Versionasevidence
5.        Miscellaneous                                                   Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

BRITISH LAND CO PLC R.E.I.T., LONDON

SECURITY        G15540118               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   11-Jul-2008
ISIN            GB0001367019            AGENDA         701642490 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the report of the Directors and the audited accounts    Management      No Action
          for the YE 31 MAR 2008
2.        Declare a final dividend for the YE 31 MAR 2008                 Management      No Action
3.        Re-elect Mr. Stephen Hester as a Director                       Management      No Action
4.        Re-elect Mr. Graham Roberts as a Director                       Management      No Action
5.        Re-appoint Deloitte & Touche LLP as the Auditors                Management      No Action
6.        Authorize the Directors to fix the remuneration of the          Management      No Action
          Auditors
7.        Approve the remuneration report, as specified                   Management      No Action
8.        Approve to renew the Directors' authority to allot unissued     Management      No Action
          share capital or convertible securities of the Company,
          granted by shareholders on 13 JUL 2007 pursuant to Section 80 of the Companies Act 1985
s.9       Approve to waive the pre-emption rights held by existing        Management      No Action
          shareholders which attach to future issues of equity
          securities of Company for cash by virtue of Section 89 of the
          Companies Act 1985
s.10      Authorize the Company to purchase its own shares pursuant to    Management      No Action
          the Articles of Association of the Company and in accordance with Section 166 of the Companies Act 1985
s.11      Amend Articles of Association as a consequence of the           Management      No Action
          Companies Act 2006
S.12      Amend Articles of Association, conditional upon special         Management      No Action
          resolution 11 and the coming into force of Section 175 of the
          Companies Act 2006 [expected to be 01 OCT 2008] and pursuant to special resolution 11 and authorize the Directors to
          approve direct or indirect interests that conflict, or may conflict, with the Company's interest
13.       Approve the The British Land Company Fund Managers'             Management      No Action
          Performance Plan
14.       Approve, conditional upon the passing of resolution 13, the     Management      No Action
          operation of the The British Land Company Fund Managers'
          Performance plan, as amended, with effect from the start of the FY commencing 01 APR 2007

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LIFESTYLE INTL HLDGS LTD

SECURITY        G54856128               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   29-Jul-2008
ISIN            KYG548561284            AGENDA         701652566 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve the form and substance of the subscription agreement    Management      For             For
          proposed to be entered into by EganaGoldpfeil [Holdings]
          Limited ['Egana'], Horizon Asset Holdings Ltd, [the 'Bond
          Issuer'], Win Promise Limited [the 'Equity Subscriber'],
          Treasure Focus Ltd. [the 'Bond Subscriber'] and Lifestyle
          International Holdings Limited ['Lifestyle'] [the
          'Subscription Agreement'] in relation to, among other
          matters, the subscription by the Equity Subscriber of
          4,342,642,652 shares of Egana and the subscription by the
          Bond Subscriber of convertible bonds to be issued by the Bond
          Issuer, the principal terms of which are set out in the
          circular of Lifestyle to its shareholders dated 30 JUN 2008
          [as specified]; and authorize the Directors of Lifestyle
          ['Lifestyle Directors'] or a duly Committee of the Board of
          Lifestyle Directors to do all such acts and things
          [including, without limitation, signing, executing [under
          hand or under seal], perfecting and delivery of all
          agreements, documents and instruments] which are in their
          opinion necessary, appropriate, desirable or expedient to
          implement or to give effect to the terms of the Subscription
          Agreement and all transactions contemplated thereunder and all other matters incidental thereto or in connection
          therewith and to agree to and make such variation, amendment and waiver of any of the matters relating thereto or in
          connection therewith that are, in the opinion of the
          Lifestyle Directors, not material to the terms of the
          Subscription Agreement and all transactions contemplated
          thereunder and are in the interests of Lifestyle

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   04-Sep-2008
ISIN            BMG524401079            AGENDA         701678572 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.I       Re-elect Mr. Kuok Khoon Chen as a Director                      Management      For             For
1.II      Re-elect Ms. Wong Yu Pok, Marina as a Director                  Management      For             For
2.        Ratify and approve the Master Joint Venture [as specified]      Management      For             For
          and the transactions and authorize the Board of Directors of the Company to take all such actions as it considers
          necessary or desirable to implement the Master Joint Venture
          Agreement and the transactions
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
          DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
          YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   10-Sep-2008
ISIN            BMG8063F1068            AGENDA         701682533 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------

1.        Approve and ratify the Master Joint Venture Agreement [a copy   Management      For             For
          of which has been produced to this meeting marked 'A' and
          signed by the Chairman hereof for the purpose of
          identification] and the transactions contemplated there
          under; authorize the Board of Directors of the Company to
          take all such actions as it considers necessary or desirable to implement and give effect to the Master Joint Venture
          Agreement and the transactions contemplated thereunder
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE AND C-ONSERVATIVE CUT-OFF DATE. IF YOU HAVE
          ALREADY SENT IN YOUR VOTES, PLEASE DO NO-T RETURN THIS PROXY
          FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
          THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

STOCKLAND, SYDNEY NSW

SECURITY        Q8773B105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   21-Oct-2008
ISIN            AU000000SGP0            AGENDA         701709517 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the annual financial report, including the Directors'   Non-Voting
          report and the f-inancial statements for the YE 30 JUN 2008, together with the Independent Audi-tor's report
          PLEASE NOTE THAT THE RESOLUTIONS 2 AND 3 ARE THE RESOLUTIONS    Non-Voting
          OF THE COMPANY. T-HANK YOU
2.        Re-elect Mr. Peter Scott as a Director of the Company, who      Management      For             For
          retires in accordance with the Company's Constitution
3.        Approve the Company's remuneration report for the FYE 30 JUN    Management      For             For
          2008
          PLEASE NOTE THAT THE RESOLUTIONS 4 AND 5 ARE THE RESOLUTIONS    Non-Voting
          OF THE COMPANY AN-D THE TRUST. THANK YOU
4.        Approve, for all purposes under the Corporations Act and the    Management      For             For
          Listing Rules of ASX Limited for: a] the participation in the
          Stockland Performance Rights Plan by Mr. M. Quinn, Managing
          Director as to 723,000 performance rights; and b] the
          acquisition accordingly by Mr. M. Quinn of those performance rights and, in consequence of vesting of those performance rights, of Stockland Stapled Securities, in accordance with the Stockland Performance Rights Plan Rules as amended from time to time and on the basis as specified
5.        Approve for, all purposes under the Corporations Act and the    Management      For             For
          Listing Rules of ASX Limited for: a] the participation in the
          Stockland Performance Rights Plan by Mr. H. Thorburn, the
          Finance Director as to 296,000 performance rights; and b] the acquisition accordingly by Mr. H. Thorburn of those
          performance rights and, in consequence of vesting of those performance rights, of Stockland Stapled Securities, in
          accordance with the Stockland Performance Rights Plan Rules as amended from time to time and on the basis as specified

14-Jul-2009

                            INVESTMENT COMPANY REPORT

WING TAI HOLDINGS LTD

SECURITY        V97973107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Oct-2008
ISIN            SG1K66001688            AGENDA         701725939 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the audited financial statements for the      Management      For             For
          FYE 30 JUN 2008 and the reports of the Directors and Auditors thereon
2.        Declare a first and final tax-exempt [1-tier] dividend of 3     Management      For             For
          cents per share and a special tax-exempt [1-tier] dividend of
          3 cents per share for the FYE 30 JUN 2008
3.        Approve the Directors' fees of SGD 387,000 for the FYE 30 JUN   Management      For             For
          2008 [2007: SGD 321,258]
4.        Re-elect Mr. Edmund Cheng Wai Wing as a Director, who is        Management      For             For
          retiring under Article 107 of the Company's Articles of
          Association
5.        Re-elect Mr. Cheng Man Tak as a Director, who is retiring       Management      For             For
          under Article 107 of the Company's Articles of Association
6.        Re-elect Tan Sri Dato' Mohamed Noordin Bin Hassan as a          Management      For             For
          Director, who is retiring under Article 107 of the Company's
          Articles of Association
7.        Re-appoint PricewaterhouseCoopers as the Auditors of the        Management      For             For
          Company and authorize the Directors to fix their remuneration
8.        Re-appoint Mr. Phua Bah Lee as a Director to hold office        Management      For             For
          until the next AGM pursuant to Section 153[6] of the
          Companies Act [Chapter 50]
9.        Re-appoint Mr. Lee Han Yang as a Director to hold office        Management      For             For
          until the next AGM pursuant to Section 153[6] of the
          Companies Act [Chapter 50]
10.       Authorize the Directors of the Company, pursuant to Section     Management      For             For
          161 of the Companies Act [Chapter 50] and the Listing Rules
          of the Singapore Exchange Securities Trading Limited, to
          issue shares and convertible securities in the capital of the
          Company [whether by way of rights, bonus or otherwise] at any time to such persons and upon such terms and conditions and for such purposes as the Directors may in their absolute
          discretion deem fit, provided that: the aggregate number of shares and convertible securities to be issued pursuant to this resolution does not exceed 50% of the Company's total number of issued shares excluding treasury shares, of which aggregate number of shares and convertible securities to be issued other than on a pro rata basis to the shareholders of the Company, not exceeding 20% of the Company's total number of issued shares excluding treasury shares and for the
          purpose of this resolution, the total number of issued shares excluding treasury shares shall be the Company's total number of issued shares excluding treasury shares; at the time this resolution is passed [after adjusting for new shares arising from the conversion of convertible securities of share
          options on issue at this time this resolution is passed and any subsequent bonus issue consolidation or subdivision of the Company's shares] and [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held]

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                            INVESTMENT COMPANY REPORT

11.       Authorize the Directors of the Company, pursuant to Section     Management      Against         Against
          161 of the Companies Act [Chapter 50] to exercise full powers of the Company to issue and allot shares in the Company
          pursuant to the exercise of options granted in connection
          with or pursuant to the terms and conditions of the Wing Tai
          Holdings Limited (2001) Share Option Scheme approved by
          Shareholders of the Company in general meeting on 31 AUG 2001
          Transact any other business                                     Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

WING TAI HOLDINGS LTD

SECURITY        V97973107               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   30-Oct-2008
ISIN            SG1K66001688            AGENDA         701726234 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve, subject to and contingent upon the passing of          Management      For             For
          Ordinary Resolution 3: [i] the Wing Tai Holdings Limited
          [2001] Share Option Scheme [Wing Tai Share Option Scheme
          2001] be terminated on such date as determined by the
          Committee of Directors of the Company administering the Wing
          Tai Share Option Scheme 2001, provided that such termination shall be without prejudice to the rights of holders of
          options granted and outstanding under the Wing Tai Share
          Option Scheme 2001 as at the date of its termination; and
          authorize the Directors of the Company to complete and do all such acts and things [including executing such documents as may be required] as they may consider desirable, expedient or necessary to give effect to the transactions contemplated
          and/or authorized by this Resolution
2.        Approve, the new performance share plan to be known as the      Management      Against         Against
          'Performance Share Plan' [PSP], under which awards [PSP
          Awards] of fully paid-up ordinary shares in the capital of the Company [Shares], their equivalent cash value or
          combinations thereof will be granted, without cash
          consideration, to eligible participants under the PSP,
          summary details of which are as specified; [ii] authorize the
          Directors of the Company: [a] to establish and administer the
          PSP; and [b] to modify and/or alter the PSP from time to
          time, provided that such modification and/or alteration is effected in accordance with the provisions of the PSP, and to do all such acts and to enter into all such transactions and arrangements as may be desirable, necessary or expedient in order to give effect to the PSP; [iii] to grant PSP Awards in accordance with the provisions of the PSP and pursuant to
          Section 161 of the Companies Act: [a] to allot and issue from time to time such number of fully paid-up Shares as may be required to be allotted and issued pursuant to the vesting of
          PSP Awards under the PSP; and [b] [notwithstanding the
          authority conferred by this resolution may have ceased to be in force] to allot and issue shares pursuant to any PSP
          Awards granted by the Directors in accordance with the PSP while this Resolution was in force, provided that the
          aggregate number of new Shares to be allotted and issued and existing Shares which may be delivered [whether such existing
          Shares are acquired, pursuant to a share purchase mandate or
          [to the extent permitted by law] held as treasury shares, or otherwise] pursuant to the Wing Tai Share Option Scheme 2001 and the PSP and RSP [as defined below] shall not exceed 10%
          of the total number of issued Shares [including treasury
          shares] from time to time; and [iv] subject to the same being allowed by law, to apply any Shares purchased under any share purchase mandate towards the satisfaction of PSP Awards
          granted under the PSP
3.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 1: [i] a new restricted share plan to be known as the 'Restricted Share Plan' [RSP], under which
          awards [RSP Awards] of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, without cash consideration, to eligible participants under the RSP, summary details of which are as specified; [ii] authorize the
          Directors of the Company: [a] to establish and administer the
          RSP; and [b] to modify and/or alter

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          the RSP from time to time, provided that such modification and/or alteration is effected in accordance with the
          provisions of the RSP, and to do all such acts and to enter into all such transactions and arrangements as may be
          desirable, necessary or expedient in order to give effect to the RSP; [iii] to grant RSP Awards in accordance with the
          provisions of the RSP and pursuant to Section 161 of the
          Companies Act: [a] to allot and issue from time to time such number of fully paid-up Shares as may be required to be
          allotted and issued pursuant to the vesting of RSP Awards
          under the RSP; and [b] [notwithstanding the authority
          conferred by this Resolution may have ceased to be in force]
          to allot and issue shares pursuant to any RSP Awards granted by the Directors in accordance with the RSP while this
          Resolution was in force, provided that the aggregate number of new Shares to be allotted and issued and existing Shares which may be delivered [whether such existing Shares are
          acquired, pursuant to a share purchase mandate or [to the
          extent permitted by law] held as treasury shares, or
          otherwise] pursuant to the Wing Tai Share Option Scheme 2001, the PSP and the RSP shall not exceed 10% of the total number of issued Shares [including treasury shares] from time to
          time; and [iv] subject to the same being allowed by law, to apply any Shares purchased under any share purchase mandate towards the satisfaction of RSP Awards granted under the RSP
4.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 2, the participation by Mr. Cheng Wai
          Keung in the PSP
5.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 3, the participation by Mr. Cheng Wai
          Keung in the RSP
6.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 2, the participation by Mr. Edmund Cheng
          Wai Wing in the PSP
7.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 3, the participation by Mr. Edmund Cheng
          Wai Wing in the RSP
8.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 2, the participation by Madam Helen Chow in the PSP
9.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 3, the participation by Madam Helen Chow in the RSP
10.       Authorize the Directors of the Company, for the purposes of     Management      For             For
          the Companies Act, Chapter 50 of Singapore [the Companies
          Act], to purchase or otherwise acquire Shares not exceeding in aggregate the Maximum Limit [as hereafter defined], at
          such price[s] as may be determined by the Directors from time to time up to the Maximum Price [as hereafter defined],
          whether by way of: [a] market purchase[s] [each a 'Market
          Purchase'] on the Singapore Exchange Securities Trading
          Limited [the SGX-ST]; and/or [b] off-market purchase[s]
          [each an 'Off-Market Purchase'] in accordance with any equal access scheme[s] as may be determined or formulated by the
          Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the Companies Act, and
          otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies
          Act and listing rules of the SGX-ST as may for the time being be applicable, [the 'Share Purchase Mandate']; unless varied or revoked by the members of the Company in a general
          meeting, the authority conferred on the Directors pursuant to the Share Purchase Mandate may be exercised by the Directors at any time and from time to time during the period
          commencing from the date of the passing of this Ordinary
          Resolution and [Authority expires the earlier of conclusion of the date on which the next AGM of the Company [AGM] is
          held or is required by law to be held or the date on which the purchases or acquisitions of Shares by the

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          Company pursuant to the Share Purchase Mandate are carried out to the full extent mandated]; and authorize the Directors and/or any of them to complete and do all such acts and
          things [including executing such documents as may be
          required] as they and/or he may consider necessary,
          expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or
          authorized by this ordinary resolution
S.11      Amend the Articles of Association of the Company in the         Management      For             For
          manner and to the extent as specified; and authorize the
          Directors of the Company to complete and do all such acts and things [including executing such documents as may be
          required] as they may consider desirable, expedient or
          necessary to give effect to the transactions contemplated
          and/or authorized by this Resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HANG LUNG PROPERTIES LTD

SECURITY        Y30166105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   03-Nov-2008
ISIN            HK0101000591            AGENDA         701724088 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and approve the financial statements and reports of     Management      For             For
          the Directors and the Auditors for the YE 30 JUN 2008
2.        Declare a final Dividend                                        Management      For             For
3.A       Re-elect Dr. Hon Kwan Cheng as a Director                       Management      For             For
3.B       Re-elect Mr. Shang Shing Yin as a Director                      Management      For             For
3.C       Re-elect Mr. Nelson Wai Leung Yuen as a Director                Management      For             For
3.D       Re-elect Mr. Dominic Chiu Fai Ho as a Director                  Management      Against         Against
3.E       Authorize the Board of Directors to fix the Directors' fees     Management      For             For
4.        Re-appoint KPMG as the Auditors of the Company and authorize    Management      For             For
          the Directors to fix their remuneration
5.A       Authorize the Directors of the Company, during the relevant     Management      For             For
          period [as specified], to purchase its shares in the capital of the Company on The Stock Exchange of Hong Kong Limited
          [the Stock Exchange] or on any other stock exchange
          recognized for this purpose by the Securities and Futures
          Commission and the Stock Exchange under the Hong Kong Code on
          Share Repurchases, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next meeting of the Company or the
          expiration of the period within which the next meeting of the
          Company is required by Law to be held]
5.B       Authorize the Directors of the Company, pursuant to Section     Management      Against         Against
          57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company to allot
          issue or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or
          grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and if the Directors are so authorized by a separate ordinary resolution of the
          shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the
          Company repurchased by the Company subsequent to the passing of this Resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly, otherwise than
          pursuant to: i) a Rights Issue [as specified]; ii) the
          exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any
          Option Scheme or similar arrangement for the time being
          adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company

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                            INVESTMENT COMPANY REPORT

5.C       Authorize the Directors of the Company to exercise the powers   Management      Against         Against
          of the Company referred to in Resolution No. 5.B, in respect of the share capital of the Company referred to in such
          resolution
          Any other business                                              Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MINERVA PLC, LONDON

SECURITY        G6139T100               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   13-Nov-2008
ISIN            GB0005953681            AGENDA         701734217 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the report of the Directors and the           Management      For             For
          accounts and the Auditors' report thereon for the FYE 30 JUN
          2008
2.        Approve the remuneration report as specified in the annual      Management      For             For
          report and accounts
3.        Re-elect Mr. Timothy Gamham as a Director of the Company        Management      For             For
4.        Re-appoint PricewaterhouseCoopers LLP as the Auditors of the    Management      For             For
          Company, until the conclusion the meeting, to be hold office until the conclusion of the next general meeting at which
          accounts are laid before the Company and authorize the
          Directors to determine their remuneration
5.        Authorize the Directors to allot relevant securities,           Management      For             For
          pursuant to Section 80 of the Companies Act 1985 [the 1985
          Act], up to an aggregate nominal amount of GBP 13,431,197;
          [Authority expires the earlier of the Company's next AGM or
          15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.6       Authorize the Directors, subject to the passing of Resolution   Management      For             For
          5 and pursuant to Section 95 of the 1985 Act, to allot equity securities [Section 94 of the 1985 Act] pursuant to the
          authority conferred by Resolution 5 for cash, disapplying the statutory pre-emption rights Section 89(1) of the 1985 Act, provided that this power is limited to the allotment of
          equity securities: a) in connection with an offer of such
          securities by way of rights to holders of ordinary shares in proportion [as nearly as may be practicable] to their
          respective holdings of such shares but subject to such
          exclusions to other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or any legal or practical problems under the laws of any
          territory, or the requirement of any regulatory body or Stock
          Exchange; and; b) up to an aggregate nominal amount of GBP
          2,014,679; [Authority expires at the conclusion of the next
          AGM of the Company to be held after the passing of this
          resolution]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.7       Authorize the Company, for the purpose of Section 166 of the    Management      For             For
          1985 Act, to make 1 or more market purchases [Section 163(3)
          of the 1985 Act] of up to 24,160,038 ordinary shares of 25 pence per share in the capital of the Company, the maximum price aggregate number of ordinary shares hereby authorized to be purchased us 24,160,038, the minimum price of 25 pence per share [exclusive of expenses] and up to 105% of the
          average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the
          previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in
          2009 or 15 months]; and the Company, before the expiry, may make a contract or contracts to purchase ordinary shares
          which will or may be executed wholly or partly after such
          expiry
S.8       Adopt the new Articles of Association as specified              Management      For             For

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                            INVESTMENT COMPANY REPORT

S.9       Authorize the Company to use electronic means to convey any     Management      For             For
          document or information to its shareholders and for the
          purposes of this resolution 9 electronic means and
          shareholders have the same meanings respectively as they have for the purposes of paragraph 6.1.8 of the disclosure rules and transparency rules made by the Financial Services
          Authority
S.10      Approve that, the Company may send or supply any document or    Management      For             For
          information that is required or authorized to be sent or
          supplied to a shareholder or any other person by the Company:
          by a provision of the Companies Acts [Section 2 of the
          Companies Act 2006 [the 2006 Act]; or pursuant to the
          Articles of Association of the Company or pursuant to any
          other rules or regulations to which the Company may be
          subject by making available on a website; the provisions of the 2006 Act which apply when sending or supplying a document or information required or to be sent or supplied by the
          Companies Act [as specified] by making it available on a
          website shall, the necessary changes having been made also apply when any document or information which is required or to be sent or supplied by the Articles of Association of the
          Company or any other rules or regulations to which the
          Company may be subject, is sent or supplied by making
          available on a website: until such time as this resolution 10 is subsequently revoked by the Company in general meeting, this resolution shall supersede any provision in the Articles of Association of the Company to the extent that it is
          inconsistent with this resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   08-Dec-2008
ISIN            BMG524401079            AGENDA         701769688 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'FOR' OR      Non-Voting
          'AGAINST' ONLY FOR-RESOLUTION NUMBER 1. THANK YOU
1.        Approve and ratify the Supplemental Agreement [as specified];   Management      For             For
          and authorize the Board of Directors of the Company to take all such actions as it considers necessary or desirable to implement the Supplemental Agreement and the transactions, for the purposes of this resolution, the terms Supplemental
          Agreement and transactions shall have the same definitions as defined in the circular to the shareholders of the Company dated 18 NOV 2008
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
          DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND
          YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   17-Dec-2008
ISIN            BMG8063F1068            AGENDA         701773485 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR "AGAINST" ONLY-FOR RESOLUTION 1. THANK YOU.
1.        Approve and ratify the Supplemental Agreement [as specified]    Management      For             For
          and the transactions contemplated there under; and authorize the Board of Directors of the Company to take all such
          actions as it considers necessary or desirable to implement and give effect to the Supplemental Agreement and the
          transactions contemplated there under, for the purposes of this resolution, the term Supplemental Agreement shall have the same definition as specified in the circular to the
          shareholders of the Company dated 25 NOV 2008
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN RECORD     Non-Voting
          DATE. IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
          RETURN THIS PROXY FORM UNLESS YOU DE-CIDE TO AMEND YOUR
          ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GUANGZHOU R F PPTYS CO LTD

SECURITY        Y2933F115               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   24-Dec-2008
ISIN            CNE100000569            AGENDA         701781836 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.
          PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 519645      Non-Voting
          DUE TO DELETION OF-RESOLUTIONS. ALL VOTES RECEIVED ON THE
          PREVIOUS MEETING WILL BE DISREGARDED AN-D YOU WILL NEED TO
          REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
S.1.1     Approve in respect of the issue of Domestic Corporate Bonds     Management      For             For
          in the PRC [subject to the approval of the CSRC and the
          conditions of the bonds market in the PRC]; i) the issuer
          Guangzhou R&F Properties Co., Limited, (ii) the PRC place of issue, (iii) the size of issue aggregate principal amount
          shall not be more than RMB 6.0 billion
S.1.2     Approve the arrangement for issue to shareholders, the          Management      For             For
          Domestic Corporate Bonds will not be placed to existing
          shareholders on a preferential basis in respect of the issue of Domestic Corporate Bonds in the PRC [subject to the
          approval of the CSRC and the conditions of the bonds market in the PRC]
S.1.3     Approve the maturity, 5 to 10 years in respect of the issue     Management      For             For
          of Domestic Corporate Bonds in the PRC [subject to the
          approval of the CSRC and the conditions of the bonds market in the PRC]
S.1.4     Approve the use of proceeds, to repay part of the existing      Management      For             For
          bank loans and to supplement the working capital of the
          Company in respect of the issue of Domestic Corporate Bonds in the PRC [subject to the approval of the CSRC and the
          conditions of the bonds market in the PRC]
S.1.5     Approve, subject to the satisfaction of the relevant            Management      For             For
          requirements for listing, an application for listing of the
          Domestic Corporate Bonds on a domestic Stock Exchange as
          approved by the relevant PRC regulatory authorities will be made in respect of the issue of Domestic Corporate Bonds in the PRC [subject to the approval of the CSRC and the
          conditions of the bonds market in the PRC]
S.1.6     Approve, subject to approval by shareholders and CSRC, the      Management      For             For
          validity period for issue of the Domestic Corporate Bonds
          shall be 24 months from the date of passing of the Special
          Resolution at the EGM approving the issue and the date of
          approval by CSRC in respect of the issue of Domestic
          Corporate Bonds in the PRC [subject to the approval of the
          CSRC and the conditions of the bonds market in the PRC]
S.2       Authorize the Board of Directors of the Company to deal with    Management      For             For
          all matters in connection with the issue of the Domestic
          Corporate Bonds in the PRC, including but not limited to the:
          i) implement specific plan for the issue of the Domestic
          Corporate Bonds according to market conditions, including but not limited to the timing of issue, issue size, issue price, maturity, whether to issue in tranches and their respective size and maturity, interest rate and method of determination, conditions for redemption or repurchase, guarantees, place of issue and listing, other terms of the bond and all other
          matters relating to the issue of the Domestic Corporate
          Bonds; ii] determine the final use of the

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          proceeds in accordance with the needs of the Company; iii)
          decide and appoint intermediaries and a trustee for the issue of the Domestic Corporate Bonds; iv) apply to the relevant
          PRC regulatory authorities to issue the Domestic Corporate
          Bonds and make appropriate adjustments to the plan for the issue and terms of the Domestic Corporate Bonds in accordance with the feedback [if any] from the relevant PRC regulatory authorities; v) deal with any matters relating to the issue and listing of the Domestic Corporate Bonds pursuant to the relevant rules of the relevant domestic Stock Exchange[s];
          vi) approve and execute relevant legal documents relating to the issue and listing of the Domestic Corporate Bonds and
          make appropriate disclosure; and take all necessary actions to determine and make arrangements for all matters relating to the proposed issue and listing of the Domestic Corporate
          Bonds, including exercising discretion to delay or
          temporarily suspend the issue of the Domestic Corporate Bonds should such event of force major or other situations make the issue of the Domestic Corporate Bonds difficult or would not be beneficial to the Company even if it could be issued
S.3       Approve the measures to be implemented by the Company in the    Management      For             For
          event of an expected inability to repay the Domestic
          Corporate Bonds as scheduled or inability to repay principals and interest of the Domestic Corporate Bonds when they become due: i) no dividends will be distributed to shareholders; ii)
          suspend capital expenditure, such as major external
          investments, acquisitions and mergers; iii) salary and bonus of the Directors and senior Management of the Company will be reduced or suspended; and iv) no key officers will be allowed to leave office

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HAMMERSON PLC R.E.I.T., LONDON

SECURITY        G4273Q107               MEETING TYPE   Other Meeting
TICKER SYMBOL                           MEETING DATE   25-Feb-2009
ISIN            GB0004065016            AGENDA         701813253 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.                     Non-Voting
1.        Approve to increase the Company's authorized share capital      Management      For             For
          and authorize the Directors to issue new shares
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN TYPE OF    Non-Voting
          RESOLUTION AND DUE TO RECEIPT OF CONSERVATIVE CUT-OFF. IF
          YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
          THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL-
          INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LIFESTYLE INTL HLDGS LTD

SECURITY        G54856128               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   03-Mar-2009
ISIN            KYG548561284            AGENDA         701815168 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "FOR" OR      Non-Voting
          "AGAINST" FOR ALL-THE RESOLUTIONS. THANK YOU.
1.        Approve to cancel the outstanding options to subscribe for      Management      Against         Against
          shares of the Company of HKD 0.005 each which have been
          granted to the employees of the Company and its subsidiaries
          [other than Mr. Lau Luen-hung, Thomas] on 31 AUG 2007
          pursuant to the share option scheme of the Company adopted on
          27 MAR 2004 but not exercised as at the date of the passing of this resolution, and authorize the Directors of the
          Company to do all such acts, execute all such documents and deeds as they in their absolute discretion consider
          necessary, desirable or expedient to give effect to the
          foregoing
2.        Approve, the cancellation of the outstanding option to          Management      Against         Against
          subscribe for shares of the Company of HKD 0.005 each [each a
          Share] which have been granted to Mr. Lau Luen-hung, Thomas
          [Mr. Thomas Lau] on 31 AUG 2007 pursuant to the share option scheme of the Company adopted on 27 MAR 2004 [the Share
          Option Scheme] but not exercised as at the date of the
          passing of this resolution [the 2007 Director Option], and the grant of a new option pursuant to the Share Option Scheme which will entitle Mr. Thomas Lau to subscribe for such
          number of Shares equivalent to the number of Shares subject to the 2007 Director Option in replacement of the 2007
          Director Option [the New Director Option] [as specified] and authorize the Directors of the Company to do all such acts, execute all such documents and deeds as they in their
          absolute discretion consider necessary, desirable or
          expedient to give effect to the foregoing
3.        Approve and adopt, conditional upon the Listing Committee of    Management      Against         Against
          The Stock Exchange of Hong Kong Limited granting the approval of the listing of, and permission to deal in, the shares in the capital of the Company [each a Share] which may fall to be issued by the Company pursuant to a new share option
          scheme of the Company [as specified] [the New Share Option
          Scheme], and with effect from the date of the New Share
          Option Scheme becoming unconditional, the existing share
          option scheme of the Company adopted on 27 MAR 2004 be
          terminated therefrom and authorize the Directors of the
          Company to allot and issue Shares pursuant to the exercise of any options which may fall to be granted under the New Share
          Option Scheme and to take such steps and do all such acts, execute all such documents and deeds as they in their
          absolute discretion consider necessary, desirable or
          expedient to give effect to the New Share Option Scheme

14-Jul-2009

                            INVESTMENT COMPANY REPORT

BRITISH LAND CO PLC R.E.I.T., LONDON

SECURITY        G15540118               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   03-Mar-2009
ISIN            GB0001367019            AGENDA         701816552 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve, subject to Resolutions 2 and 3 being passed, to        Management      For             For
          increase the authorized share capital of the Company from
          800,000,000 to 887,000,000 by the creation of an additional
          87,000,000 ordinary shares of 25 pence each in the capital of the Company having the rights and privileges and being
          subject to the restrictions contained in the Articles of
          Association of the Company and ranking pari passu in all
          respects with the existing ordinary shares of 25 pence each in the capital of the Company
2.        Authorize the Directors, subject to Resolutions 1 and 3 being   Management      For             For
          passed, to allot relevant securities [as specified in the
          Companies Act 1985], up to an aggregate nominal amount of GBP
          85,218,397 [equivalent to 340,873,589 ordinary shares of 25 pence each in the capital of the Company] in connection with the rights issue [as specified]; and up to an aggregate
          nominal amount GBP 71,015,330 [equivalent to 284,061,323
          ordinary shares of 25 pence each in the capital of the
          Company]; [Authority expires at until the end of the next AGM of the Company] and the Board may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.3       Authorize the Directors, subject to Resolutions 1 and 2 being   Management      For             For
          passed, to allot equity securities [as specified in the
          Companies Act 1985] for cash under the authority given by the preceding Resolution, free of the restriction in Section
          89(1) of the Companies Act 1985, such power is limited to the allotment of equity securities: [a] in connection with the rights issue [as specified] and the Directors are directed to implement the rights issue on the basis as specified and
          generally and unconditionally to exercise all the powers of the Company to the extent the Directors determine necessary to implement the rights issue; and [b] otherwise than in
          connection with the rights issue [as specified], up to an
          aggregate nominal amount of GBP 10,793,127 [equivalent to
          43,172,510 ordinary shares of 25 pence each in the capital of the Company]; [Authority expires at until the end of the next
          AGM of the Company], and the Board may allot equity
          securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.4       Authorize the Directors, to offer any holders of ordinary       Management      For             For
          shares of 25 pence each in the capital of the Company the
          right to elect to receive ordinary shares of 25 pence each in the capital of the Company, credited as fully paid, instead of cash in respect of the whole [or some part, to be
          determined by the Directors] of any dividend declared during the period starting the date of this Resolution and ending at the beginning of the 5th AGM of the Company next following the date of this Resolution and shall be permitted to do all acts and things required or permitted to be done in Article
          154 of the Articles of Association of the Company, and the
          number of new ordinary shares of 25 pence each in the capital of the Company that are received instead of cash in respect of the whole [or some part, to be determined by the
          Directors] of any dividend may be such that their relevant value

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          exceeds such cash amount [disregarding any tax credit] of the dividend that such holders of ordinary shares of 25 pence each in the capital of the Company elect to forgo by up to 5% for these purposes the relevant value has the same meaning and is calculated in the same manner as in Article 154(B) of the Articles of Association of the Company; [Authority expires at a period of 5 years from the date of this resolution]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SEGRO PLC (REIT), SLOUGH

SECURITY        G80277117               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   20-Mar-2009
ISIN            GB00B1YFN979            AGENDA         701836718 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
S.1       Approve to sub-divide and reclassify the share capital of the   Management      For             For
          Company
2.        Approve to increase the authorized share capital of the
          Company                                                         Management      For             For
3.        Authorize the Directors to allot ordinary shares in the         Management      For             For
          capital of the Company
S.4       Approve to disapply pre-emption rights                          Management      For             For
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT              Non-Voting
          OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
          SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
          PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
          ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CENTRAL PATTANA PUBLIC CO LTD

SECURITY        Y1242U219               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   25-Mar-2009
ISIN            TH0481A10Z19            AGENDA         701821503 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve to certify the minutes of the AGM of shareholders no.   Management
          1/2008
2.        Approve the entering into sub-lease assets agreement of         Management
          Lardprao project with Central International Development
          Company Limited
3.        Other agendas [if any]                                          Management

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CENTRAL PATTANA PUBLIC CO LTD

SECURITY        Y1242U128               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   25-Mar-2009
ISIN            TH0481010R10            AGENDA         701838318 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.                     Non-Voting
          PLEASE NOTE THAT THESE SHARES HAVE NO VOTING                    Non-Voting
          RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING
          PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
          BY CONTACTING YOUR-CLIENT REPRESENTATIVE. THANK YOU
1.        To certify the minutes of the AGM of shareholders number        Non-Voting
          1/2008
2.        To approve the entry into sub-lease agreement of assets in      Non-Voting
          Lardprao project wi-th Central International Development
          Company Limited, which is a connected tra-nsaction
3.        Other business                                                  Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CASTELLUM AB

SECURITY        W2084X107               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   26-Mar-2009
ISIN            SE0000379190            AGENDA         701818188 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER     Non-Voting
          SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE
          AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE
          OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU
          HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
          REPRESENTATIVE
          MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER             Non-Voting
          INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS
          MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE
          BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
          POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS
          INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
          PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION
          Non-Voting IN SWEDEN. THANK YOU.
          PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.                     Non-Voting
1.        Elect Mr. Claes Beyer as Chairman of the meeting                Management      For             For
2.        Approve the voting list                                         Management      For             For
3.        Approve the agenda                                              Management      For             For
4.        Elect 1 or 2 persons to verify the minutes                      Management      For             For
5.        Approve whether or not the general meeting has been duly        Management      For             For
          convened
6.        Receive: a) the annual accounts and the audit report as well    Management      For             For
          as the Group accounts and the Group audit report, b) the
          Auditor's statement regarding the Company's compliance with the guidelines for remuneration to the Members of the
          Executive Management, in effect since the previous AGM; and
          in connection thereto, presentation by the Chairman of the
          Board of Directors and the Managing Director
7.        Adopt the profit and loss account and balance sheet as well     Management      For             For
          as the consolidated profit and loss account and the
          consolidated balance sheet
8.        Approve a distribution of SEK 3.15 per share as proposed by     Management      For             For
          the Board of Directors and 31 MAR 2009 as the Record day for
          distribution, which means that the last trading day for
          shares including distribution will be 26 MAR 2009
9.        Grant discharge from liability towards the Company in respect   Management      For             For
          of the Members of the Board of Directors and the Managing
          Director
10.       Receive the Election Committee's report on its work and the     Management      For             For
          Election Committee's statement concerning its proposals
          regarding the Board of Directors
11.       Approve that the Board of Directors shall consist of 6          Management      For             For
          Members


14-Jul-2009

                            INVESTMENT COMPANY REPORT

12.       Approve that the remuneration to the Members of the Board of    Management      For             For
          Directors be SEK 1,525,000 out of which SEK 450,000 should be allocated to the Chairman of the Board of Directors and SEK
          215,000 to each of the remaining Members of the Board of
          Directors, the proposal entails that the remuneration per
          person remains the same but that the overall remuneration is reduced by SEK 215,000 since the Board of Directors is
          reduced by 1 Member; the amounts include compensation for
          committee work
13.       Re-elect Messrs. Jan Kvarnstrom, Per Berggren, Christer         Management      For             For
          Jacobson and Goran Linden and Mrs. Marianne Dicander
          Alexandersson and Mrs. Ulla-Britt Frajdin-Hellqvist as
          Members of the Board of Directors and Mr. Jan Kvarnstrom as
          the Chairman of the Board of Directors; accordingly, all
          present members of the Board of Directors, except for Mr.
          Mats Wappling who has declined re-election, are proposed for re-election
14.       Approve the establishment of an Election Committee for the      Management      For             For
          next AGM
15.       Approve the guidelines for the remuneration to the Members of   Management      For             For
          the Executive Management of the Company
16.       Approve that the Board of Directors shall continue to be        Management      For             For
          authorized to, until the next annual general meeting of
          shareholders, acquire, on 1 or several occasions, the
          Company's own shares provided that the Company will at no
          time hold more than 10% of the total shares in the company and to transfer the number of own shares held at the time, with deviation from the shareholders preferential rights

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   31-Mar-2009
ISIN            BMG524401079            AGENDA         701831489 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR AGAINST" FOR T-HE RESOLUTION THANK YOU.
1.        Approve the Master Joint Venture Agreement; and authorize the   Management      For             For
          Board to take all such actions as it considers necessary or desirable to implement the Master Joint Venture Agreement and the transactions

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS

SECURITY        F5396X102               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   09-Apr-2009
ISIN            FR0000121964            AGENDA         701829802 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          "French Resident Shareowners must complete, sign and forward    Non-Voting
          the Proxy Card di-rectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The followi-ng applies to Non- Resident Shareowners: Proxy Cards: Voting
          instructions wil-l be forwarded to the Global Custodians that have become Registered Intermedia-ries, on the Vote Deadline
          Date. In capacity as Registered Intermediary, the G-lobal
          Custodian will sign the Proxy Card and forward to the local custodian. I-f you are unsure whether your Global Custodian acts as Registered Intermediary-, please contact your
          representative"
          PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE       Non-Voting
          OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE
          TREATED AS AN "AGAINST" VOTE.
          PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.              Non-Voting
O.1       Approve the financial statements and statutory reports          Management      For             For
O.2       Approve to accept the consolidated financial statements and     Management      For             For
          statutory reports
O.3       Approve the Auditors' special report regarding related-party    Management      For             For
          transactions
O.4       Approve the allocation of income and dividends of EUR 1.25      Management      For             For
          per share
O.5       Approve the Stock Dividend Program                              Management      For             For
O.6       Re-elect Mr. Bertrand Jacquillat as a Supervisory Board         Management      For             For
          Member
O.7       Re-elect Mr. Bertrand Letamendia as a Supervisory Board         Management      For             For
          Member
O.8       Re-elect Mr. Philippe Thel as a Supervisory Board Member        Management      For             For
O.9       Appoint Mr. Michel Clair as a Supervisory Board Member          Management      For             For
O.10      Appoint Mrs. Sarah Roussel as a Supervisory Board Member        Management      For             For
O.11      Grant authority for the repurchase of up to 10% of issued       Management      For             For
          share capital
E.12      Approve to reduce the share capital via cancellation of         Management      For             For
          repurchased shares
E.13      Grant authority for the issuance of equity or equity-linked     Management      For             For
          securities with preemptive rights up to aggregate nominal
          amount of EUR 60 millions
E.14      Grant authority for the issuance of equity or equity-linked     Management      Against         Against
          securities without preemptive rights up to aggregate nominal amount of EUR 60 millions
E.15      Authorize the Board to set issue price annually for 10% of      Management      Against         Against
          issued capital per year pursuant to issue authority without preemptive rights
E.16      Authorize the Board to increase capital in the event of         Management      Against         Against
          additional demand related to issuances with or without
          preemptive rights submitted to shareholder vote
E.17      Grant authority for the capital increase of up to 10% of        Management      For             For
          issued capital for future acquisitions

14-Jul-2009

                            INVESTMENT COMPANY REPORT

E.18      Grant authority for the capitalization of reserve of up to      Management      For             For
          EUR 100 million for bonus issue or increase in par value
E.19      Approve the employee saving related Share Purchase Plan         Management      For             For
E.20      Grant authority up to 0.5% of issued capital for use in         Management      Against         Against
          Restricted Stock Plan
E.21      Grant authority up to 1% of issued capital for use in Stock     Management      For             For
          Option Plan
E.22      Approve to set Global Limit for capital increase to result      Management      For             For
          from all issuance requests at EUR 100 million
E.23      Grant authority for the filling of required documents/other     Management      For             For
          formalities

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ICADE SA, PARIS

SECURITY        F30198109               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   15-Apr-2009
ISIN            FR0000035081            AGENDA         701857407 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          French resident shareowners must complete, sign and forward     Non-Voting
          the proxy card directly to the sub custodian. Please contact your client service representative to obtain the necessary card, account details and directions. The following applies to non-resident shareowners: proxy cards: voting instructions will be forwarded to the global custodians that have become registered intermediaries, on the vote deadline date. In
          capacity as registered intermediary, the global custodian
          will sign the proxy card and forward to the local custodian.
          If you are unsure whether your global custodian acts as
          registered intermediary, please contact your representative
          PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE       Non-Voting
          OPTIONS ARE "FOR" AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE
          TREATED AS AN "AGAINST" VOTE.
O.1       Approve the financial statements and statutory reports          Management      For             For
O.2       Approve the Auditors' special report regarding the              Management      For             For
          related-party transactions
O.3       Grant discharge to the Chairman/Chief Executive Officer and     Management      For             For
          the Directors
O.4       Approve the allocation of income and dividends of EUR 3.25      Management      For             For
          per share
O.5       Approve the consolidated financial statements and statutory     Management      For             For
          reports
O.6       Appoint Mr. Alain Quinet as a Director                          Management      For             For
O.7       Appoint Mr. Olivier Bailly as a Director                        Management      For             For
O.8       Re-elect Mr. Thomas Francis Gleeson as a Director               Management      For             For
O.9       Approve the remuneration of the Directors in the aggregate      Management      For             For
          amount of EUR 300,000
O.10      Grant authority to the repurchase of up to 10% of issued        Management      For             For
          share capital
E.11      Grant authority to the capitalization of reserves of up to      Management      For             For
          EUR 15 Million for bonus issue or increase in par value
E.12      Grant authority to the issuance of equity or equity-linked      Management      For             For
          securities with preemptive rights up to aggregate nominal
          amount of EUR 15 Million
E.13      Grant authority to the issuance of equity or equity-linked      Management      For             For
          securities without preemptive rights up to aggregate nominal amount of EUR 15 Million
E.14      Authorize the Board to increase capital in the event of         Management      For             For
          additional demand related to delegations submitted to
          shareholder vote above
E.15      Grant authority to the capital increase of up to EUR 15         Management      For             For
          Million for future exchange offers
E.16      Grant authority to the capital increase of up to 10% of         Management      For             For
          issued capital for future acquisitions
E.17      Approve the Employee Stock Purchase Plan                        Management      For             For
E.18      Grant authority up to 1.5% of issued capital for use in Stock   Management      Against         Against
          Option Plan

14-Jul-2009

                            INVESTMENT COMPANY REPORT

E.19      Grant authority up to 1% of issued capital for use in           Management      Against         Against
          restricted Stock Plan
E.20      Approve the reduction in share capital via cancellation of      Management      For             For
          repurchased shares
E.21      Grant authority to the filing of required documents/other       Management      For             For
          formalities

14-Jul-2009

                            INVESTMENT COMPANY REPORT

IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY        T5331M109               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2009
ISIN            IT0003745889            AGENDA         701855100 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                   Non-Voting
          REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
          APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
          WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
          IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
          SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
          THE MEETING IS CANCELLED-. THANK YOU.
1.        Approve the financial statement at 31 DEC 2008 of the Board     Management      For             For
          of Directors, the Auditors, the Audit Firm report and the
          consolidated financial statement at 31 DEC 2008, any
          adjournment thereof
2.        Appoint the Board of Directors and approve to determine its     Management      Against         Against
          components, terms and emoluments
3.        Appoint the Board of Auditors and the Chairman for years        Management      Against         Against
          2009-2011 and approve to determine their emoluments
4.        Approve to renew the authorization to buy and sell own shares   Management      For             For
5.        General business                                                Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CAPITALAND LTD

SECURITY        Y10923103               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2009
ISIN            SG1J27887962            AGENDA         701859766 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the Directors report and audited financial    Management      For             For
          statements for the YE 31 DEC 2008 and the Auditors report
          thereon
2.        Declare a first and final 1-tier dividend of SGD 0.055 per      Management      For             For
          share and a special 1-tier dividend of SGD 0.015 per share for the year ended 31 DEC 2008
3.        Approve the Directors fees of SGD 1,137,555 for the YE 31 DEC   Management      For             For
          2008, [2007: SGD 1,323,900]
4.1       Re-appoint Dr. Hu Tsu Tau as a Director, who retires under      Management      For             For
          Section 153[6] of the Companies Act, Chapter 50 of
          Singapore,to hold office from the date of this AGM until the next AGM
4.2       Re-appoint Mr. Lim Chin Beng as a Director, who retires under   Management      For             For
          Section 153[6] of the Companies Act, Chapter 50 of Singapore,
          to hold office from the date of this AGM until the next AGM
4.3       Re-appoint Mr. Richard Edward Hale as a Director, who retires   Management      For             For
          under Section 153[6] of the Companies Act, Chapter 50 of
          Singapore, to hold office from the date of this AGM until the next AGM
5.1       Re-elect Mr. James Koh Cher Siang as a Director, who retires    Management      For             For
          by rotation pursuant to Article 95 of the Articles of
          Association of the Company
5.2       Re-elect Mrs. Arfat Pannir Selvam as a Director, who retires    Management      For             For
          by rotation pursuant to Article 95 of the Articles of
          Association of the Company
5.3       Re-elect Prof. Kenneth Stuart Courtis as a Director, who        Management      For             For
          retires by rotation pursuant to Article 95 of the Articles of
          Association of the Company
6.        Re-appoint Messrs KPMG LLP as Auditors of the Company and       Management      For             For
          authorise the Directors to fix their remuneration.
7.        Transact other business                                         Non-Voting
8.A       Authorize the Directors of the Company pursuant to Section      Management      For             For
          161 of the Companies Act, Chapter 50 of Singapore, to: issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, Instruments that might or would require shares to be issued, including but not
          limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit, and [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force, provided that: the aggregate number of shares to be issued pursuant to this Resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this
          Resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the
          Company [as calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company
          [including shares to be issued in pursuance of Instruments made or granted pursuant to

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          this Resolution] does not exceed 10% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with this
          Resolution]; [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading
          Limited [SGX-ST] for the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares]
          shall be based on the total number of issued shares
          [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after adjusting for: new shares arising from the conversion or exercise of any
          convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this
          Resolution is passed; and any subsequent bonus issue,
          consolidation or subdivision of shares; in exercising the
          authority conferred by this Resolution, the Company shall
          comply with the provisions of the Listing Manual of the
          SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of
          Association for the time being of the Company; [Authority
          expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held];
8.B       Authorize the Directors to grant awards in accordance with      Management      Against         Against
          the provisions of the CapitaLand Performance Share Plan
          [Performance Share Plan] and/or the CapitaLand Restricted
          Stock Plan [Restricted Stock Plan]; and to allot and issue from time to time such number of shares in the Company as may be required to be issued pursuant to the exercise of options under the CapitaLand Share Option Plan and/or such number of fully paid shares in the Company as may be required to be
          issued pursuant to the vesting of awards under the
          Performance Share Plan and/or the Restricted Stock Plan,
          provided that: the aggregate number of shares to be issued pursuant to options granted under the CapitaLand Share Option
          Plan and the vesting of awards granted or to be granted under the Performance Share Plan and the Restricted Stock Plan
          shall not exceed 15% of the total number of issued shares
          [excluding treasury shares] in the capital of the Company
          from time to time; and the aggregate number of new shares
          under awards which may be granted pursuant to the Performance
          Share Plan and the Restricted Stock Plan; [Authority expires during the period commencing from the date of this AGM and ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held], shall not exceed 2% of the total number of issued
          shares [excluding treasury shares] in the capital of the
          Company from time to time

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CAPITALAND LTD

SECURITY        Y10923103               MEETING TYPE   ExtraOrdinary
                                                       General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2009
ISIN            SG1J27887962            AGENDA         701859778 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Authorize the Directors of the Company and approve the [the     Management      For             For
          Share Purchase Mandate], for the purposes of Sections 76C and
          76E of the Companies Act, Chapter 50 [the Companies Act], to
          purchase or otherwise acquire ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the
          Maximum Limit [as hereafter defined), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as hereafter defined], whether by way of:
          [i] market purchase[s] on the Singapore Exchange Securities
          Trading Limited [SGX-ST] and/or any other stock exchange on which the Shares may for the time being be listed and quoted
          [Other Exchange]; and/or[ii] off-market purchase[s] [if
          effected otherwise than on the SGX-ST or, as the case may be,
          Other Exchange] in accordance with any equal access scheme[s]
          as may be determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the
          conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, Other Exchange as may for the time being be applicable; [Authority expires the earlier of the date on which the next Annual General Meeting of the
          Company is held; or the date by which the next Annual General
          Meeting of the Company is required by law to be held and
          authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may
          consider expedient or necessary to give effect to the
          transactions contemplated and/or authorized by this
          Resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LIFESTYLE INTL HLDGS LTD

SECURITY        G54856128               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Apr-2009
ISIN            KYG548561284            AGENDA         701859689 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Receive and consider the audited consolidated financial         Management      For             For
          statements of the Company and the reports of the Directors and the Auditors for the YE 31 DEC 2008
2.        Approve the final dividend for the YE 31 DEC 2008               Management      For             For
3.1       Re-elect Mr. Doo Wai-Hoi William as an Executive Director       Management      For             For
3.2       Re-elect Mr. Lau Luen-Hung Joseph as a Non-Executive Director   Management      For             For
3.3       Re-elect Mr. Hui Chiu-Chung Stephen as an Independent Non-      Management      For             For
          Executive Director
3.4       Authorize the Board of Directors to fix the Directors'          Management      For             For
          remuneration
4.        Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors     Management      For             For
          and authorize the Board of Directors to fix their
          remuneration
5.a       Authorize the Directors of the Company to repurchase issued     Management      For             For
          shares of the Company of HKD 0.005 each on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other
          stock exchange on which the shares of the Company may be
          listed and recognized by the Securities and Futures
          Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and
          requirements of the Rules Governing the Listing of Securities
          on the Stock Exchange as amended from time to time [the
          Listing Rules] during the relevant period; the aggregate
          nominal amount of the shares of the Company to be repurchased by the Directors of the Company pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval
          shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
          expiration of the period within which the next AGM of the
          Company is required by any applicable laws or the Articles of the Company to be held]
5.b       Authorize the Directors of the Company to allot, issue and      Management      Against         Against
          otherwise deal with additional ordinary shares of the Company and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers, subject to and in accordance with all applicable laws; during the relevant period, shall note exceed 20% of the aggregate nominal amount of the share capital of the
          Company, otherwise than pursuant to i) a Rights Issue; or ii)
          the exercise of any options granted under the share option scheme or similar arrangement for the time being adopted or to be adopted for the grant or issue of options to subscribe for, or rights to acquire shares of the Company approved by the Stock Exchange; or iii) any scrip dividend or similar
          arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of the Company; "Rights Issue"
          means the allotment, issue or grant of shares open for a
          period fixed by the Directors to holders of the shares or any class of shares thereof on the register of members

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          on a fixed record date in proportion to their then holdings of such shares [subject to such exclusions or other
          arrangements as the Directors of the Company may deem
          necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the laws of any relevant jurisdiction, or the requirements of any recognized regulatory body or any stock exchange in, any
          territory applicable to the Company]
5.c       Approve, conditional upon the passing of Resolutions 5A and     Management      Against         Against
          5B, to the general mandate granted to the Directors of the
          Company pursuant to Resolution 5B by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company as stated in Resolution 5A above provided that such amount shall not exceed 10% of the
          aggregate nominal amount of the issued share capital of the
          Company as at the date of passing this resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CITY DEVELOPMENTS LTD, SINGAPORE

SECURITY        V23130111               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   29-Apr-2009
ISIN            SG1R89002252            AGENDA         701868309 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the audited financial statements and the reports of     Management      For             For
          the Directors and Auditors for the YE 31 DEC 2008
2.        Approve to declare a final tax-exempt [1-tier] ordinary         Management      For             For
          dividend of 7.5 cents per ordinary share for the YE 31 DEC
          2008 as recommended by the Directors
3.        Approve the Directors' Fees of SGD 308,000.00 for the YE 31     Management      For             For
          DEC 2008 [year 2007 : SGD 308,000.00] and Audit Committee
          Fees of SGD 47,500.00 per quarter for the period from 1 JUL
          2009 to 30 JUN 2010 [period from 1 JUL 2008 to 30 JUN 2009:
          SGD 47,500.00 per quarter], with payment of the Audit
          Committee fees to be made in arrears at the end of each
          calendar quarter
4.A       Re-elect Mr. Foo See Juan as a Director, who retires in         Management      For             For
          accordance with the Articles of Association of the Company
4.B       Re-elect Mr. Kwek Leng Peck as a Director, who retires in       Management      For             For
          accordance with the Articles of Association of the Company
5.A       Re-appoint Mr. Chee Keng Soon as a Director, pursuant to        Management      For             For
          Section 153(6) of the Companies Act, Chapter 50 of Singapore
          [the Companies Act], to hold office from the date of this AGM until the next AGM
5.B       Re-appoint Mr. Tang See Chim as a Director, pursuant to         Management      For             For
          Section 153(6) of the Companies Act, Chapter 50 of Singapore
          [the Companies Act], to hold office from the date of this AGM until the next AGM
6.        Re-appoint Messrs. KPMG LLP as the Auditors and authorize the   Management      For             For
          Directors to fix their remuneration
7.        Authorize the Directors to issue ordinary shares in the         Management      For             For
          capital of the Company whether by way of rights, bonus or
          otherwise; and/or make or grant offers, agreements or options
          [collectively, 'Instruments'] that might or would require
          ordinary shares to be issued, including but not limited to the creation and issue of [as well as adjustments to]
          warrants, debentures or other instruments convertible into ordinary shares, at any time and upon such terms and
          conditions and for such purposes and to such persons as the
          Directors may, in their absolute discretion, deem fit; and
          [notwithstanding the authority conferred by this ordinary
          resolution may have ceased to be in force] issue ordinary
          shares in pursuance of any Instrument made or granted by the
          Directors while this ordinary resolution was in force;
          provided that: 1) the aggregate number of ordinary shares to be issued pursuant to this ordinary resolution [including
          ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution but excluding ordinary shares which may be issued pursuant to any
          adjustments effected under any relevant instrument], does not exceed 100% of the total number of issued ordinary shares, excluding treasury shares, in the capital of the Company [s calculated in accordance with paragraph (3) of this ordinary resolution); and otherwise than by way of Renounceable rights issues [other share issues] does not exceed 50% of the total number of issued ordinary shares, excluding treasury shares, in the capital of the Company (as calculated in accordance with paragraph (3) of this Ordinary Resolution), of which the aggregate number of ordinary shares to be issued other than on a pro rata

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          basis to shareholders of the Company does not exceed 20% of the total number of issued ordinary shares, excluding
          treasury shares, in the capital of the Company [as calculated in accordance with paragraph (3) of this Ordinary
          Resolution]; 2) the renounceable rights issues and other
          Share Issues shall not, in aggregate, exceed 100% of the
          total number of issued ordinary shares, excluding treasury shares, in the capital of the Company [as calculated in
          accordance with paragraph (3) of this Ordinary Resolution 3)
          [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited
          [SGX-ST]] for the purpose of determining the aggregate number of ordinary shares that may be issued under this resolution, the percentage of issued ordinary shares shall be based on the issued ordinary shares in the capital of the Company at the time this resolution is passed, after adjusting for new ordinary shares arising from the conversion or exercise of any convertible securities or share options or vesting of
          share awards which are outstanding and subsisting at the time this resolution is passed; and ii) any subsequent
          consolidation or subdivision of ordinary shares 4) in
          exercising the authority conferred by this resolution, the
          Company shall comply with the provisions of the Listing
          Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of
          Association for the time being of the Company; [Authority
          expires the earlier at the conclusion of the next AGM of the
          Company or the date by which the next AGM of the Company is required by law to be held]
8.        Authorize the Directors of the Company to fix the issue price   Management      For             For
          for ordinary shares in the capital of the Company that may be issued by way of placement pursuant to the 20% sub-limit for other share issues on a non pro rata basis referred to in
          Resolution 7 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the
          Listing Manual of the SGXST
9.        Authorize the Directors of the Company, a) for the purposes     Management      For             For
          of Sections 76C and 76E of the Companies Act, to purchase or otherwise acquire issued ordinary shares and/or
          non-redeemable convertible non-cumulative preference shares
          [Preference Shares] not exceeding in aggregate the prescribed limit [as hereinafter defined], at such price or prices as may be determined by the Directors of the Company from time to time up to the maximum price [as hereinafter defined],
          whether by way of: i) market purchases [each a Market
          Purchase] on the SGX-ST; and/or ii) off-market purchases
          [each an Off-Market Purchase] effected otherwise than on the
          SGX-ST in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the Company as they may, in their absolute discretion, deem fit, which schemes shall satisfy all the conditions prescribed by the
          Companies Act, and otherwise in accordance with all other
          laws, regulations and rules of the SGX-ST as may for the time being be applicable; [Authority expires the earlier at the date on which the next AGM of the Company is held or the date by which the next AGM of the Company is required by law to be held; the date on which the authority conferred by the Share
          Purchase Mandate is varied or revoked in general meeting; or
          the date on which the purchases or acquisitions of ordinary shares and/or preference shares pursuant to the share
          purchase mandate are carried out to the full extent
          mandated]; C) the number of issued ordinary shares
          representing 10% of the total number of issued ordinary
          shares as at the date of the passing of this Resolution,
          [excluding any ordinary shares held as treasury shares], and in relation to any purchase or acquisition of preference
          shares, the number of issued preference shares representing
          10% of the total number of issued preference shares

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          as at the date of the passing of this Resolution; and
          'Maximum Price' in relation to an ordinary share or
          preference share to be purchased [as the case may be] means an amount [excluding brokerage, stamp duties, applicable
          goods and services tax and other related expenses] not
          exceeding i) in the case of a Market Purchase, 105% of the average closing price of the ordinary shares or preference shares [as the case may be]; an ii) in the case of an
          Off-Market Purchase, 120% of the Highest Last Dealt Price of
          the Ordinary Shares or preference shares [as the case may
          be], where: Average Closing Price means the average of the
          Closing Market Prices of the ordinary shares or preference shares [as the case may be] over the last five (5) market
          days on the SGX-ST, on which transactions in the ordinary
          shares or preference shares were recorded, immediately
          preceding the day of the market purchase by the Company, and deemed to be adjusted for any corporate action that occurs after such 5-market day period; 'Closing Market Price' means the last dealt price for an ordinary share or preference
          share [as the case may be] transacted through the SGX-ST's
          Central Limit Order Book [CLOB] trading system as shown in any publication of the SGX-ST or other sources; 'Highest Last
          Dealt Price' means the highest price transacted for an
          ordinary share or preference share [as the case may be] as recorded on the SGX-ST on the market day on which there were trades in the ordinary shares or preference shares
          immediately preceding the day of the making of the offer
          pursuant to the Off-Market Purchase; 'day of the making of the offer means the day on which the Company makes an offer for the Off-Market purchase of ordinary shares or preference shares, as the case may be, from holders of ordinary shares or holders of preference shares, stating the purchase price
          [which shall not be more than the Maximum Price for an
          Off-Market Purchase, calculated on the foregoing basis]for each ordinary share or preference share, and the relevant
          terms of the equal access scheme for effecting the Off-Market
          Purchase; and 'Market Day' means a day on which the SGX-ST is pen for trading in securities; and d) authorize the Directors to complete and do all such acts and things [including
          executing such documents as may be required] as they may
          consider expedient or necessary to give effect to the
          transactions contemplated by this Resolution
10.       Approve the Directors to offer and grant options in             Management      Against         Against
          accordance with the provisions of the City Developments Share
          Option Scheme 2001 [the Scheme] and to allot and issue from time to time such number of ordinary shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options granted under the Scheme provided
          that the aggregate number of new ordinary shares to be issued pursuant to the Scheme shall not exceed 8% of the total
          number of issued ordinary shares, excluding treasury shares, in the capital of the Company from time to time
11.       a) Approve, the purpose of Chapter 9 of the Listing Manual of   Management      For             For
          the SGX-ST, for the Company, its subsidiaries and its
          associated companies that are not listed on the SGX-ST, or an approved exchange, over which the Company, its subsidiaries and/or its interested person(s), have control, or any of
          them, to enter into any of the transactions falling within the category of Interested Person Transactions, particulars of which are set out in the Company s Circular to
          Shareholders dated 28 APR 2003 [the Circular] with any party who is of the class or classes of Interested Persons
          described in the Circular, provided that such transactions are entered into in accordance with the review procedures for
          Interested Person Transactions as set out in the Circular,
          and that

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          such approval [the IPT Mandate], shall unless revoked or
          varied by the Company in General Meeting, continue in force until the next Annual General Meeting of the Company; and b)
          authorize the Directors of the Company and each of them to complete and do all such acts and things [including executing all such documents as may be required] as they or he may
          consider expedient or necessary
          Transact any other business                                     Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CENTRAL PATTANA PUBLIC CO LTD

SECURITY        Y1242U219               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Apr-2009
ISIN            TH0481A10Z19            AGENDA         701852433 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 544469      Non-Voting
          DUE TO RECEIPT OF D-IRECTORS NAMES. ALL VOTES RECEIVED ON THE
          PREVIOUS MEETING WILL BE DISREGARDED-AND YOU WILL NEED TO
          REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
1.        Approve the minutes of the previous EGM                         Management      For             For
2.        Acknowledge the 2008 operating results                          Management      Abstain         Against
3.        Approve to accept the financial statements and statutory        Management      For             For
          reports
4.        Approve the dividend of THB 0.33 per share                      Management      For             For
5.1       Elect Mr. Chackchai Panichapat as a Director                    Management      For             For
5.2       Elect Mr. Sudhitham Chirathivat as a Director                   Management      For             For
5.3       Elect Mr. Prin Chirathivat as a Director                        Management      For             For
5.4       Elect Mr. Kanchit Bunajinda as a Director                       Management      For             For
5.5       Elect Mr. Karun Kittisataporn as a Director                     Management      For             For
6.        Approve the remuneration of the Directors                       Management      For             For
7.        Appoint KPMG Phoomchai Audit Limited as the Auditors and        Management      For             For
          authorize the Board to fix their remuneration
8.        Approve the change in the names and number of authorized        Management      For             For
          Directors who have signing authority
9.        Approve the issuance of debentures of the amount not            Management      For             For
          exceeding THB 5 billion
10.       Other business                                                  Management      Against         Against

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SEGRO PLC (REIT), SLOUGH

SECURITY        G80277117               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Apr-2009
ISIN            GB00B1YFN979            AGENDA         701859475 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the financial statements for the YE 31 DEC 2008 and     Management      For             For
          the reports of the Directors and Auditors thereon
2.        Declare a final dividend of 5.4 pence [to be paid as a          Management      For             For
          property income distribution] per ordinary share, recommended by the Directors in respect of the YE 31 DEC 2008, payable on
          06 MAY 2009 to holders of ordinary shares registered at the close of business on 03 APR 2009
3.        Approve the remuneration report for the YE 31 DEC 2008          Management      For             For
4.        Elect Ms. Ines Reinmann as a Director                           Management      For             For
5.        Elect Mr. Ian Sutcliffe as a Director                           Management      For             For
6.        Re-elect Mr. Nigel Rich                                         Management      For             For
7.        Re-elect Mr. Andrew Palmer                                      Management      For             For
8.        Re-elect Mr. Christopher Peacock                                Management      For             For
9.        Re-appoint Deloitte LLP as the Company's Auditors to hold       Management      For             For
          office until the conclusion of the next general meeting at which financial statements are laid before the Company
10.       Authorize the Directors to determine the remuneration of the    Management      For             For
          Auditors
11.       Authorize the Company in accordance with the Companies Act      Management      For             For
          2006 [the "2006 Act"], the Company and all the Companies that are subsidiaries of the Company at the time at which this
          resolution is passed, or at any time during the period for which this resolution has effect are authorized to (i) make political donations to political parties or independent
          election candidates, as defined in the 2006 Act, not
          exceeding GBP 20,000 in total; (ii) make political donations to political organizations other than political parties, as specified in the 2006 Act, not exceeding GBP 20,000 in total;
          and (iii) incur political expenditure as defined in the 2006
          Act, not exceeding GBP 20,000 in total, during the period
          beginning with the date of the passing of this resolution and ending on 30 MAY 2010 or, if earlier, at the conclusion of the day on which the AGM of the Company is to be held in
          2010, in any even the aggregate amount of political donations and political expenditure made or incurred by the Company and its subsidiaries pursuant to this resolution shall not exceed
          GBP 40,000
S.12      Authorize the Directors by Article 10(a) of the Company's       Management      For             For
          Articles of Association be renewed for a period ending on the date of the Company's next AGM or, if earlier, on 29 JUL 2010
          [unless previously renewed, varied or revoked] and for that period, the Section 80 Amount is GBP 18,924,571

14-Jul-2009

                            INVESTMENT COMPANY REPORT

S.13      Authorize the Directors, in addition and without prejudice to   Management      For             For
          the authority renewed in Resolution 12 above, to exercise an powers of the Company to allot equity securities [as
          specified in the Companies Act 1985 [the "1985 Act"] in
          connection with a rights issue [as specified in the Listing
          Rules of the United Kingdom Listing Authority] by the Company
          of ordinary shares up to an aggregate nominal amount of GBP
          18,924,571 [Authority expires the earlier of the conclusion of the next AGM of the Company or 29 APR 2010]; and the
          Directors may allot equity securities after the expiry of
          this authority in pursuance of such an offer or agreement
          made prior to such expiry
S.14      Authorize the Directors, subject to the passing of Resolution   Management      For             For
          12, the authority conferred on the Directors by Article 10(b)
          of the Articles of Association of the Company shall be
          renewed for a period commencing on the date hereof and
          expiring at the next AGM of the Company or, if earlier on 29
          JUL 2010 [unless previously renewed, varied or revoked], and for the purposes of Article 10(b) of the Articles of
          Association of the Company, the Section 89 Amount shall be
          GBP 2,838,685
S.15      Authorize the Directors, subject to the passing of Resolution   Management      For             For
          13 above, the Directors be and are hereby empowered to allot equity securities [as specified in the 1985 Act) for cash
          pursuant to the authority conferred by Resolution 13 above provided that this power shall expire on the earlier of 29
          APR 2010 or the date of the Company's next AGM
S.16      Authorize the Company be and is hereby generally and            Management      For             For
          unconditionally authorized for the purposes of Section 166 of the 1985 Act to make market purchases of ordinary shares of
          1p each in the capital of the Company provided that a) the maximum aggregate number of ordinary shares which may be
          purchased pursuant to this authority is GBP 5,677,371; b) the minimum price which may be paid for each ordinary share
          [exclusive of expenses] is 1p; c)the maximum price which may be paid for each on share [exclusive of exp must not be more than 105% of the average of the middle market quotation for an ordinary share as derived from the London Stock Exchange
          Daily Official List for the 5 business days immediate
          preceding the day on which such ordinary share is contracted to be purchased; [Authority shall expire [unless previously renewed, varied or revoked] at the conclusion of the next AGM of the Company or on 29 JUL 2010]; and e) before this
          authority expires, the Company may make a contract to
          purchase its or shares under this authority which would or might involve the Company purchasing its own shares after
          this authority expires
S.17      Approve, that a general meeting other than an AGM may be        Management      For             For
          called on not less than 14 dear days' notice
S.18      Approve, that the terms of the Transfer Deed for the            Management      For             For
          acquisition of 436,720,892 deferred shares of 26 1/12 pence each in the capital of the Company [the "Deferred Shares"]
          between the Company and all holders of Deferred Shares for no value as set out in the draft contract produced to the
          meeting and initialed by the Chairman of the meeting for the purposes identification [the "Transfer Deed"], and authorize the Company, to enter into the Transfer Deed, the authority granted by this resolution will expire on 29 SEP 2010

14-Jul-2009

                            INVESTMENT COMPANY REPORT

RISANAMENTO SPA, NAPOLI

SECURITY        T7923G102               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Apr-2009
ISIN            IT0001402269            AGENDA         701875328 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve to accept financial statements, consolidated            Management      For             For
          financial statements, and statutory reports
2.        Approve to fix number of Directors and determine their          Management      For             For
          remuneration, elect the Directors, and appoint the Chairman
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING    Non-Voting
          DATE.IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
          RETURN THIS PROXY FORM UNLESS YOU DE-CIDE TO AMEND YOUR
          ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HAMMERSON PLC R.E.I.T., LONDON

SECURITY        G4273Q107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Apr-2009
ISIN            GB0004065016            AGENDA         701875556 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the Directors' annual report and the financial          Management      For             For
          statements of the Company for the YE 31 DEC 2008
2.        Receive and approve the Directors' remuneration report for      Management      For             For
          the YE 31 DEC 2008
3.        Declare a final dividend of 15.30 pence per ordinary share,     Management      For             For
          payable in cash
4.        Re-elect Mr. John Clare as a Director of the Company            Management      For             For
5.        Re-elect Mr. Peter Cole as a Director of the Company            Management      For             For
6.        Re-elect Mr. John Nelson as a Director of the Company           Management      For             For
7.        Re-elect Mr. Anthony Watson as a Director of the Company        Management      For             For
8.        Re-appoint Deloitte LLP as the Auditors of the Company          Management      For             For
9.        Authorize the Directors to agree the remuneration of the        Management      For             For
          Auditors
10.       Authorize the Directors, in accordance with Section 80 of the   Management      For             For
          Companies Act 1985, to allot relevant securities [Section
          80(2) of the Act] up to an aggregate nominal amount of GBP
          40,587,096.75; [Authority expires at the conclusion of the next AGM of the Company]; and the Directors may allot
          relevant securities after the expiry of this authority in
          pursuance of such an offer or agreement made prior to such expiry
S.11      Authorize the Directors, pursuant to Section 95 of the          Management      For             For
          Companies Act 1985, to allot equity securities [Section 94 of the Act] for cash pursuant to the authority conferred by
          Resolution 10, disapplying the statutory pre-emption rights
          [Section 89(1) of the Act], provided that this power is
          limited to the allotment of equity securities: a) in
          connection with an offer of securities in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP
          8,708,145; [[Authority expires at the conclusion of the next
          AGM of the Company]; and authorize the Directors to allot
          equity securities after the expiry of this authority in
          pursuance of such an offer or agreement made prior to such expiry
S.12      Authorize the Company, to make market purchases [Section        Management      For             For
          163(3) of the Companies Act 1985] of 25 pence each in the
          capital of the Company provided that: i) the maximum number of ordinary shares to be acquired up to 103,652,090
          representing 14.9% of the issued ordinary share capital of the Company as at 25 MAR 2009; ii) the minimum price of 25 pence; and iii) the maximum price equal to 105% of the
          average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the
          previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or 30 JUL
          2010]; and the Company, before the expiry, may make a
          contract to purchase ordinary shares which will or may be
          executed wholly or partly after such expiry
S.13      Approve that a general meeting, other than an AGM may be        Management      For             For
          called on not less than 14 clear days notice
S.14      Adopt the new Articles of Association of the Company, in        Management      For             For
          substitution for, and to the exclusion of, the existing
          Articles of Association as specified

14-Jul-2009

                            INVESTMENT COMPANY REPORT

S.15      Authorize the Directors, for a period of 5 years the date of    Management      For             For
          this, to offer any holders of ordinary shares of 25 pence
          each in the capital of the Company the right to elect to
          receive ordinary shares of 25 pence each in the capital of the Company, credited as fully paid instead of cash in
          respect of the whole of any dividend declared during the
          period starting the date of this resolution and ending at the beginning of the 5th AGM of the Company following the date of this resolution and shall be permitted to do all acts and
          things required or permitted to be done in Article 144 of the
          Articles of Association of the Company; that the number of new ordinary shares of 25 pence each in the capital of the
          Company the right to elect to receive ordinary shares of 25 pence each in the capital of the Company, credited as fully paid instead of cash in respect of the whole of any dividend may be such that "relevant value" exceeds such cash amount of the dividend that such holders of ordinary shares of 25 pence each in the capital of the Company elect to forgo by up to 5%

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HONGKONG LD HLDGS LTD

SECURITY        G4587L109               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   06-May-2009
ISIN            BMG4587L1090            AGENDA         701894859 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and approve the financial statements and the            Management      For             For
          Independent Auditor's report for the YE 31 DEC 2008 and
          declare a final dividend
2.        Re-elect Mr. Mark Greenberg as a Director                       Management      Against         Against
3.        Re-elect Mr. R.C. Kwok as a Director                            Management      Against         Against
4.        Re-elect Lord Powell of Bayswater as a Director                 Management      Against         Against
5.        Re-elect Mr. Percy Weatherall as a Director                     Management      Against         Against
6.        Re-appoint the Auditors and authorize the Directors to fix      Management      Against         Against
          their remuneration
7.        Authorize the Directors during the relevant period, for the     Management      For             For
          purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the Company in general
          meeting, of all powers of the Company to allot or issue
          shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period up to an aggregate nominal amount of USD 75.0 million, and the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash, whether pursuant to an option or otherwise, by the
          Directors pursuant to the approval in this resolution,
          otherwise than pursuant to a rights issue, for the purposes of this resolution, rights issue being an offer of shares or other securities to holders of shares or other securities on the register on a fixed record date in proportion to their then holdings of such shares or other securities or otherwise in accordance with the rights attaching thereto, subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional
          entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory, or upon conversion of the USD 400,000,000 2.75% guaranteed convertible bonds
          convertible into fully paid shares of the company, shall not exceed USD 11.2 million, and the said approval shall be
          limited accordingly
8.        Authorize the Directors of all powers of the Company to         Management      For             For
          purchase its own shares, subject to and in accordance with all applicable laws and regulations, during the relevant
          period, for the purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next AGM, or the
          expiration of the period within which such meeting is
          required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the Company in general meeting, and the aggregate nominal amount of shares of the Company which the company may
          purchase pursuant to the approval in this resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          meeting, and such approval shall be limited accordingly, and where permitted by applicable laws and regulations and subject to the limitation in this resolution, extend to permit the purchase of shares of the Company, i, by subsidiaries of the company and, ii, pursuant to the terms of put warrants or financial instruments having similar effect, put warrants, whereby the Company can be required to purchase its own shares, provided that where put warrants are issued or offered pursuant to a rights issue, as defined in resolution 7, the price which the Company may pay for shares purchased on exercise of put warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the company of the proposed issue of put warrants

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   08-May-2009
ISIN            BMG524401079            AGENDA         701878893 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Receive and consider the audited financial statements and the   Management      For             For
          reports of the Directors and the Auditors for the YE
          31 DEC 2008
2.        Declare a final dividend for the YE 31 DEC 2008                 Management      For             For
3.a       Re-elect Mr. Ma Wing Kai, William as a Director                 Management      Against         Against
3.b       Re-elect Mr. Lau Ling Fai, Herald as a Director                 Management      For             For
3.c       Re-elect Mr. Tse Kai Chi as a Director                          Management      For             For
4.        Approve to fix Directors' fees [including fees payable to       Management      For             For
          members of the audit and remuneration committees]
5.        Re-appoint PricewaterhouseCoopers as the Auditor and            Management      For             For
          authorize the Directors of the Company to fix its
          remuneration
6.a       Authorize the Directors of the Company to allot, issue and      Management      Against         Against
          deal with additional shares in the share capital of the
          Company and make or grant offers, agreements, options and
          other rights, or issue warrants and other securities
          including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, a) not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution; and b) the nominal amount of any share capital repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the
          aggregate nominal amount of the issued share capital of the
          Company], otherwise than pursuant to i) a rights issue; or
          ii) the exercise of any option under any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) any adjustment, after the date of grant or issue of any options, rights to subscribe or other
          securities referred to the above, in the price at which
          shares in the Company shall be subscribed, and/or in the
          number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with or as contemplated by the terms of such options, rights to subscribe or other securities; or v) a specified authority granted by the shareholders of the Company in general
          meeting; [Authority expires by the conclusion of the next AGM of the Company as required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]
6.b       Authorize the Directors of the Company to repurchase its own    Management      For             For
          shares during the relevant period, on the Stock Exchange of
          Hong Kong Limited [the Stock Exchange] or any other stock
          exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures
          Commission of Hong Kong and the Stock Exchange for this
          purpose, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of
          passing of this resolution; [Authority expires by the
          conclusion of the next AGM of the Company as required by the
          Bye-laws of the Company or any other applicable laws of
          Bermuda to be held]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

6.c       Approve, that conditional upon the passing of Resolution 6B,    Management      Against         Against
          the general mandate granted to the Directors of the Company,
          [pursuant to Resolution 6A] and for the time being in force to exercise the powers of the Company to allot shares be and is hereby extended by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
          Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to
          Resolution 6B
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT              Non-Voting
          OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
          IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
          FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
          INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   08-May-2009
ISIN            BMG8063F1068            AGENDA         701894203 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" ONL-Y FOR BELOW RESOLUTIONS. THANK YOU.
1.        Re-elect the Retiring Director                                  Management      For             For
2.        Approve and ratify the Novation Deed [a copy of which has       Management      For             For
          been produced to this meeting marked 'A' and signed by the
          Chairman hereof for the purpose of identification] and the
          Transactions; and authorize the Board of Directors of the
          Company to take all such actions as it considers necessary or desirable to implement and give effect to the Novation Deed and the Transactions
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
          DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND
          YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

AEON MALL CO.,LTD.

SECURITY        J10005106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   13-May-2009
ISIN            JP3131430005            AGENDA         701930263 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the other Updated Laws and
          Regulaions
2.1       Appoint a Director                                              Management      For             For
2.2       Appoint a Director                                              Management      For             For
2.3       Appoint a Director                                              Management      For             For
2.4       Appoint a Director                                              Management      For             For
2.5       Appoint a Director                                              Management      For             For
2.6       Appoint a Director                                              Management      For             For
2.7       Appoint a Director                                              Management      For             For
2.8       Appoint a Director                                              Management      For             For
2.9       Appoint a Director                                              Management      For             For
2.10      Appoint a Director                                              Management      For             For
2.11      Appoint a Director                                              Management      For             For
2.12      Appoint a Director                                              Management      For             For
2.13      Appoint a Director                                              Management      For             For
3         Appoint a Corporate Auditor                                     Management      Against         Against

14-Jul-2009

                            INVESTMENT COMPANY REPORT

UNIBAIL-RODAMCO, PARIS

SECURITY        F95094110               MEETING TYPE   ExtraOrdinary
                                                       General Meeting
TICKER SYMBOL                           MEETING DATE   14-May-2009
ISIN            FR0000124711            AGENDA         701855566 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          French Resident Shareowners must complete, sign and forward     Non-Voting
          the Proxy Card dir-ectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will-be forwarded to the Global Custodians that have become
          Registered Intermediar-ies, on the Vote Deadline Date. In
          capacity as Registered Intermediary, the Gl-obal Custodian will sign the Proxy Card and forward to the local custodian.
          If-you are unsure whether your Global Custodian acts as
          Registered Intermediary,-please contact your representative
          PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE       Non-Voting
          OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE
          TREATED AS AN "AGAINST" VOTE.
O.1       Receive the financial statements and statutory reports          Management      For             For
O.2       Receive the consolidated financial statements and statutory     Management      For             For
          reports
O.3       Approve the allocation of income and dividends of EUR 5.50      Management      For             For
          per Share
O.4       Approve transfer from distributable dividends and premium       Management      For             For
          account to shareholders for an amount of EUR 2 per Share
O.5       Receive the auditors special report regarding related-party     Management      For             For
          transactions
O.6       Re-elect Ms. Mary Harris as a Supervisory Board member          Management      For             For
O.7       Re-elect Mr. Jean- Louis Laurens as a Supervisory Board         Management      For             For
          Member
O.8       Re-elect Alec Pelmore as a Supervisory Board member             Management      For             For
O.9       Re-elect Mr. M.F.W. Van Oordt as a Supervisory Board Member     Management      For             For
O.10      Grant authority to repurchase of up to 10% of issued share      Management      For             For
          capital
E.11      Approve the reduction in share capital via cancellation of      Management      For             For
          repurchased shares
E.12      Grant authority, issuance of equity or equity-linked            Management      For             For
          securities with preemptive rights up to aggregate nominal
          amount of EUR 75 Million
E.13      Grant authority, issuance of equity or equity-linked            Management      For             For
          securities without preemptive rights up to aggregate nominal amount of EUR 47 million
E.14      Authorize the Board to increase capital in the event of         Management      For             For
          additional demand related to delegation submitted to
          shareholder vote under items 12 and 13
E.15      Grant authority, capital increase of up to 10% of issued        Management      For             For
          capital for future acquisitions
E.16      Grant authority, capitalization of reserves of up to EUR 100    Management      For             For
          million for bonus issue or increase in par value
E.17      Approve the Employee Stock Purchase Plan                        Management      For             For
E.18      Approve Stock Purchase Plan reserved for international          Management      For             For
          employees
E.19      Grant authority, up to 3% of issued capital for use in Stock    Management      For             For
          Option Plan

14-Jul-2009

                            INVESTMENT COMPANY REPORT

E.20      Amend Article 10.1 of Bylaws re: Management Board composition   Management      For             For
E.21      Approve to transform Company into a European Company            Management      For             For
E.22      Approve to change Company name to Unibail Rodamco SE,           Management      For             For
          pursuant to adoption of item 21
E.23      Adopt new Articles of Association, subject to approval of       Management      For             For
          item 21
E.24      Authorize transfer of outstanding authorizations granted to     Management      For             For
          Management Board to new Management Board, subject to
          approval of Item 21 above ordinary business
O.25      Re-elect, subject to approval of items 21 and 23 above, Mr. M.  Management      For             For
          Robert F. W. Van Oordt as a Supervisory Board Member
O.26      Re-elect, subject to approval of items 21 and 23 above, Mr.     Management      For             For
          Francois Jaclot as a Supervisory Board member
O.27      Elect Mr. Jacques Dermagne as a Supervisory Board member,       Management      For             For
          subject to approval of Items 21 and 23 above
O.28      Elect Mr. Henri Moulard as a Supervisory Board member, subject  Management      For             For
          to approval of Items 21 and 23 above
O.29      Elect Mr. Yves Lyon-Caen as a Supervisory Board member,         Management      For             For
          Subject to approval of Items 21 and 23 above
O.30      Elect Mr. Jean- Louis Laurens as a Supervisory Board Member,    Management      For             For
          subject to approval of Items 21 and 23 above
O.31      Elect Mr. Frans J. G. M. Cremers as a Supervisory Board         Management      For             For
          member, subject to approval of Items 21 and 23 above
O.32      Elect Mr. Robert Ter Haar as a Supervisory Board member,        Management      For             For
          subject to approval of Items 21 and 23 above
O.33      Elect Mr. Bart R. Okkens as a Supervisory Board Member,         Management      For             For
          subject to approval of Items 21 and 23 above
O.34      Elect Mr. Jos W. B. Westerburgen as a Supervisory Board         Management      For             For
          member, subject to approval of Items 21 and 23 above
O.35      Elect Ms. Mary Harris as a Supervisory Board member, subject    Management      For             For
          to approval of Items 21 and 23 above
O.36      Elect Mr. Alec Pelmore as a Supervisory Board member, subject   Management      For             For
          to approval of Items 21 and 23 above
O.37      Approve the remuneration of Supervisory Board members in the    Management      For             For
          aggregate amount of EUR 875,000
O.38      Re-appoint Ernst Young audit, Deloitte Marque and Gendrot SA    Management      For             For
          as the Auditors, and Barbier Frinault et Autres, and Mazars
          and Guerard as the Deputy Auditors
O.39      Approve the filing of required documents/ other formalities     Management      For             For
          PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.              Non-Voting
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING    Non-Voting
          DATE AND MEETING-TIME. IF YOU HAVE ALREADY SENT IN YOUR
          VOTES, PLEASE DO NOT RETURN THIS PROXY-FORM UNLESS YOU DECIDE
          TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HYSAN DEVELOPMENT CO LTD

SECURITY        Y38203124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   18-May-2009
ISIN            HK0014000126            AGENDA         701875063 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.
1.        Receive and approve the statement of accounts for the YE 31     Management      For             For
          DEC 2008 together with the reports of the Directors and
          Auditor thereon
2.        Declare a final dividend [together with a scrip alternative]    Management      For             For
          for the YE 31 DEC 2008
3.i       Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director               Management      For             For
3.ii      Re-elect Mr. Fa-Kuang Hu as a Director                          Management      For             For
3.iii     Re-elect Mr. Hans Michael Jebsen as a Director                  Management      For             For
3.iv      Re-elect Dr. Deanna Ruth Tak Yung Rudgard as a Director         Management      For             For
4.        Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor      Management      For             For
          and authorize the Directors to fix their remuneration
5.        Authorize the Directors, subject to this resolution, to         Management      Against         Against
          exercise all the powers of the Company to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements, options, warrants or other
          securities which would or might require the exercise of such powers during and after the end of the relevant period;
          approve the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted
          [whether pursuant to a share option or otherwise] by the
          Directors, otherwise than pursuant to: i) rights issue, or
          ii) any share option scheme or similar arrangement for the time being adopted for the grant or issue to the eligible
          participants of shares or rights to acquire shares of the
          Company or iii) any scrip dividend or similar arrangement
          pursuant to the Articles of Association of the Company from time to time, shall not exceed 10% where the shares are to be allotted wholly for cash, and in any event 20%, of the
          aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution and the said mandate shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
          Company is required by Law to be held]
6.        Authorize the Directors to exercise during the relevant         Management      For             For
          period all the powers of the Company to purchase or otherwise acquire shares of HKD 5.00 each in the capital of the Company in accordance with all applicable Laws and the requirements of the Listing Rules, provided that the aggregate nominal
          amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share
          capital of the Company in issue as at the date of passing of this resolution, and the said mandate shall be limited
          accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of the period within which the next AGM of the Company is required by Law to be held]
S.7       Amend the Article 77A of the Articles of Association of the     Management      For             For
          Company

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GUANGZHOU R F PPTYS CO LTD

SECURITY        Y2933F115               MEETING TYPE   Class Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            CNE100000569            AGENDA         701893869 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR 'AGAINST' FOR-THE BELOW RESOLUTION. THANK YOU.
S.1       Approve the proposed A share issue including that the Board     Management      For             For
          is authorized to determine matters and deal with, at its
          discretion and with full authority, matters in relation to the Proposed A Share Issue, including but not limited to the specific timing of issue, number of A Shares to be issued, target subscribers, method of issue, basis of determining the issue prices, and number and proportion of A Shares to be
          issued to each subscriber, and at its discretion and with
          full authority, sign and execute all necessary documents,
          including but not limited to the preliminary prospectus, the prospectus, underwriting agreement, listing agreement and any related announcements, effect and carry out necessary
          formalities, including but not limited to procedures for
          listing of the A Shares on Shanghai Stock Exchange, and take all other necessary actions in connection with the Proposed A
          Share Issue, as well as to handle all registration
          requirements in relation to changes in the registered capital of the Company following the completion of the Proposed A
          Share Issue, by the holders of H Shares in the H Shareholders
          Class Meeting held on 18 JUN 2007 and extended in the H
          Shareholders Class Meeting held on 30 MAY 2008 which is
          effective until 30 MAY 2009, be extended for a period of 12 months from the date of passing of this resolution
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF           Non-Voting
          CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR
          VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE
          TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GUANGZHOU R F PPTYS CO LTD

SECURITY        Y2933F115               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            CNE100000569            AGENDA         701895128 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR 'AGAINST' FOR-ALL RESOLUTIONS. THANK YOU.
1.        Approve the report of the Board of Directors [the Board] of     Management      For             For
          the Company for the YE 31 DEC 2008
2.        Approve the report of the Supervisory Committee of the          Management      For             For
          Company for the YE 31 DEC 2008
3.        Approve the audited financial statements and the report of      Management      For             For
          the Auditors for the YE 31 DEC 2008
4.        Declare a final dividend for the YE 31 DEC 2008 of RMB 0.28     Management      For             For
          per share
5.        Re-appoint PricewaterhouseCoopers as the Auditors of the        Management      For             For
          Company, and authorize the Board to fix the remuneration of the Auditors
6.        Authorize the Board to decide on matters relating to the        Management      For             For
          payment of interim dividend for the 6 months ended 30 JUN
          2009
7.A       Re-appoint Mr. Li Sze Lim as the Company's Executive Director   Management      For             For
          and authorize the Board to fix the remuneration of the
          Director
7.B       Re-appoint Mr. Zhang Li as the Company's Executive Director     Management      For             For
          and authorize the Board to fix the remuneration of the
          Director
7.C       Re-appoint Mr. Zhao Yaonan as the Company's Executive           Management      For             For
          Director and authorize the Board to fix the remuneration of the Director
7.D       Re-appoint Mr. Lu Jing as the Company's Executive Director      Management      For             For
          and authorize the Board to fix the remuneration of the
          Director
8.A       Re-appoint Mr. Feng Xiangyang as the Company's Supervisor and   Management      For             For
          authorize the Board to fix the remuneration of the Supervisor
9.        Authorize the Board, depending on operation requirements, to    Management      Against         Against
          provide guarantee to the Company's subsidiaries, subject to the relevant provisions of the Articles of Association of the
          Company and under the following circumstances, up to an
          amount of RMB 25 billion in aggregate: the total external
          guarantees [including guarantees to subsidiaries] of the
          Company and its subsidiaries exceed 50% of the latest audited net assets value; the total external guarantees [including guarantees to subsidiaries] exceed 30% of the latest audited total assets value; the gearing ration of the subsidiary for which guarantee is to be provided is over 70%; or the
          guarantee to be provided to a subsidiary exceed 10% of the
          Company's latest audited net assets value; [Authority is
          given for 1 year, details of the guarantees authorized by the
          Board pursuant to the authority will have to be confirmed at the 2009 AGM]
S.10      Authorize the Board to propose A Shares issue to determine      Management      For             For
          matters and deal with, at its discretion and with full
          authority, matters in relation to the proposed A Share Issue, including but not limited to the specific timing of issue, number of A Shares to be issued, target subscribers, method of issue, basis of determining the issue prices, and number and proportion of A Shares to be issued to each subscriber, and at its discretion and with full authority, sign and
          execute all necessary documents, including but not limited to the preliminary prospectus, the prospectus, underwriting
          agreement, listing agreement and any related announcements, effect and carry out necessary

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          formalities, including but not limited to procedures for
          listing of the A Shares on Shanghai Stock Exchange, and take all other necessary actions in connection with the proposed A
          Share Issue, as well as to handle all registration
          requirements in relation to changes in the registered capital of the Company following the completion of the proposed A
          Share Issue, by the shareholders in the EGM held on 18 JUN
          2007 and as extended by the shareholders in the AGM and class meetings held on 30 MAY 2008 which is effective until 30 MAY
          2009 be extended for 1 year from date of passing of this
          special resolution
S.11      Authorize the Board to amend the use of proceeds from the       Management      For             For
          proposed A Share issue as approved by the shareholders in the
          EGM of 18 JUN 2007 including but not limited to the timing of use of the proceeds, deletion of projects and reallocation among the projects according to the development progress of the projects, the direction of relevant authorities and the actual amount of issue proceeds
S.12      Authorize the Board to issue, allot and deal in additional      Management      Against         Against
          shares in the capital of the Company, whether Domestic Shares or H Shares, and to enter into offers and agreements or to grant options in respect thereof, subject to the following conditions: (a) such mandate shall not extend beyond the
          Relevant Period save that the Board may during the Relevant
          Period enter into offers and agreements or to grant options which may require the exercise of such powers after the end of the Relevant Period; (b) the aggregate nominal amount of shares, whether Domestic Shares or H Shares, issued, allotted and dealt with by the Board pursuant to such mandate shall not exceed (i) 20% of the aggregate nominal amount of
          Domestic Shares in issue and (ii) 20% of the aggregate
          nominal amount of H Shares in issue; in each case at the date of this resolution; and (c) the Board shall only exercise its power under such mandate in accordance with the Company Law of the People's Republic of China [PRC] and the Rules
          Governing the Listing of Securities on The Stock Exchange of
          Hong Kong Limited [the Stock Exchange] as amended from time to time [the Listing Rules] and only if all necessary
          approvals from the China Securities Regulatory Commission and or other relevant PRC authorities are obtained; and to : (a)
          approve, execute and do or procure to be executed and done, all such documents, deeds and things as it may consider
          necessary in connection with the issue of new shares,
          including without limitation, the class and number of shares to be issued, the issue price, the period of issue and the number of new shares to be issued to existing shareholders, if any; (b) to determine the use of proceeds and to make all necessary filings and registrations with the relevant PRC,
          Hong Kong and other authorities; and (c) to increase the
          registered capital of the Company in accordance with the
          actual increase of capital by issuing shares pursuant to this resolution, to register the increase of the registered
          capital of the Company with the relevant authorities in the
          PRC and to make such amendments to the Articles of
          Association of the Company [the Articles of Association] as
          the Board thinks fit so as to reflect the increase in the
          registered capital of the Company; [Authority expires the
          earlier of the conclusion of the next AGM of the Company or the expiration of the 12-month period after the passing of this resolution]
S.13      Amend and revise the address of the Company in Article No.3     Management      For             For
          of the existing Articles of Association, as specified
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF           Non-Voting
          CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR
          VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE
          TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CHINA OVERSEAS LD & INVT LTD

SECURITY        Y15004107               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            HK0688002218            AGENDA         701919740 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Approve the CSCECL Group Engagement Agreement and the           Management      For             For
          transactions contemplated thereunder and the implementation thereof; the CSCECL Construction Engagement Cap for the
          period between 01 JUN 2009 and 31 MAY 2012; and authorize any one Director of the Company for and on behalf of the Company to execute all such other documents, instruments and
          agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the
          matters contemplated in the CSCECL Group Engagement Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon
2.        Approve the CSC Group Engagement Agreement and the              Management      For             For
          transactions contemplated thereunder and the implementation thereof; the CSC Construction Engagement Cap for the period between 01 JUL 2009 and 30 JUN 2012; and authorize any one
          Director of the Company and on behalf of the Company to
          execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be
          incidental to, ancillary to or in connection with the matters contemplated in the CSC Group Engagement Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CHINA OVERSEAS LD & INVT LTD

SECURITY        Y15004107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            HK0688002218            AGENDA         701919752 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.
1.        Receive and adopt the audited financial statements and the      Management      For             For
          reports of the Directors and the Auditors for the YE 31 DEC
          2008
2.a       Re-elect Mr. Chen Bin as a Director                             Management      Against         Against
2.b       Re-elect Mr. Zhu Yijian as a Director                           Management      For             For
2.c       Re-elect Mr. Luo Liang as a Director                            Management      Against         Against
2.d       Re-elect Dr. Li Kwok Po, David as a Director                    Management      Against         Against
2.e       Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director                Management      For             For
3.        Authorize the Board to fix the remuneration of the Directors    Management      For             For
4.        Declare of a final dividend for the YE 31 DEC 2008 of HKD 7     Management      For             For
          cents per share
5.        Re-appoint Deloitte Touche Tohmatsu as the Auditors and         Management      For             For
          authorize the Board to fix their remuneration
6.        Authorize the Directors of the Company, subject to this         Management      For             For
          Resolution, to purchase shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong
          Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures
          Commission of Hong Kong and the Stock Exchange under the Hong
          Kong Code on Share Repurchases, not exceeding 10% of the
          aggregate nominal amount of the share capital of the Company in issue as at the date of passing this Resolution;
          [Authority expires at the conclusion of the next AGM of the
          Company or the expiration of the period within which the next
          AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of
          the Laws of Hong Kong] to be held]
7.        Authorize the Directors of the Company, subject to this         Management      Against         Against
          Resolution, pursuant to Section 57B of the Companies
          Ordinance [Chapter 32 of the Laws of Hong Kong] to allot,
          issue and deal with additional shares in the capital of the
          Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company;
          and b) the nominal amount of share capital repurchased [up to
          10% of the aggregate nominal amount of the share capital], otherwise than pursuant to i) a rights issue; or ii) the
          exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company; or iii) any option scheme or similar
          arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the
          Company; or iv) any scrip

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on
          shares of the Company in accordance with the Articles of
          Association of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the
          period within which the next AGM is to be held by Articles of
          Association and/or Companies Ordinance [Chapter 32 of the
          Laws of Hong Kong] to be held]
8.        Approve, conditional upon the passing of the Resolutions 6      Management      Against         Against
          and 7, to extend the general mandate granted to the Directors of the Company pursuant to the Resolution 7, by an amount
          representing the aggregate nominal amount of share capital of the Company purchased by the Company under the authority
          granted pursuant to the Resolution 6, provided that such
          amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

DERWENT LONDON PLC, LONDON

SECURITY        G27300105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            GB0002652740            AGENDA         701919891 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the report and accounts for the YE 31 DEC     Management      For             For
          2008
2.        Approve the report of the Remuneration Committee for            Management      For             For
          the YE 31 DEC 2008
3.        Declare a final dividend of 16.35p per ordinary share for       Management      For             For
          the YE 31 DEC 2008
4.        Re-elect Mr. J. D. Burns as a Director                          Management      For             For
5.        Re-elect Mr. P. M. Williams as a Director                       Management      For             For
6.        Re-elect Mrs. J de Moller as a Director                         Management      For             For
7.        Re-elect Mr. J. C. Ivey as a Director                           Management      For             For
8.        Re-elect Mr. S. J. Neathercoat as a Director                    Management      For             For
9.        Re-appoint BDO Stoy Hayward LLP as Independent Auditors         Management      For             For
10.       Authorize the Directors to determine the Independent            Management      For             For
          Auditors' remuneration
11.       Grant authority to increase the authorized share capital        Management      For             For
12.       Grant authority to the allotment of relevant securities         Management      For             For
13.       Grant authority to the limited disapplication of                Management      For             For
          pre-emption rights
14.       Authorize the Company to purchase its own shares                Management      For             For
15.       Grant authority to increase in Directors' fees                  Management      For             For
16.       Grant authority to the reduction of the notice period           Management      For             For
          for general meetings other than annual general meetings

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            BMG8063F1068            AGENDA         701923624 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Receive the audited financial statements and the reports of     Management      For             For
          the Directors and the Auditors for the YE 31 DEC 2008
2.        Declare a final dividend for the YE 31 DEC 2008                 Management      For             For
3.1       Re-elect Mr. Lui Man Shing as a Director, who retires           Management      For             For
3.2       Re-elect Mr. Wong Kai Man as a Director, who retires            Management      For             For
4.        Approve to fix the Directors' fees [including fees payable to   Management      For             For
          members of the Audit and Remuneration Committees]
5.        Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and   Management      For             For
          authorize the Directors of the Company to fix their
          remuneration
6.A       Authorize the Directors of the Company, to allot and issue      Management      Against         Against
          additional shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such power during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution and the said approval shall be limited accordingly, otherwise than pursuant to: i)
          a rights issue [as specified]; ii) the exercise of any option under any Share Option Scheme or similar arrangement for the grant or issue to option holders of shares in the Company;
          iii) any scrip dividend scheme or similar arrangement
          providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance
          with the Bye-laws of the Company; and (iv) any specific
          authority; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the
          period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable Laws of
          Bermuda to be held]
6.B       Authorize the Directors of the Company to repurchase its own    Management      For             For
          shares on The Stock Exchange of Hong Kong Limited [the HKSE]
          or on any other stock exchange on which the shares of the
          Company may be listed and recognized by the Securities and
          Futures Commission of Hong Kong and the HKSE for this purpose or on the Singapore Exchange Securities Trading Limited,
          subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities
          on the HKSE or that of any other stock exchange as amended from time to time [as the case may be], during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; [Authority expires the
          earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
          Company is required by the Bye-Laws of the Company or any
          applicable Laws of Bermuda to be held]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

6.C       Approve, conditional upon the passing of Resolution 6B, the     Management      Against         Against
          general mandate granted to the Directors of the Company and for the time being in force to exercise the powers of the
          Company to allot shares, by the addition to the aggregate
          nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
          Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted by the Resolution 6B, provided that
          such amount shall not exceed 10% of the aggregate nominal
          amount of the share capital of the Company in issue as at the date of the passing of this resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SOL MELIA S A

SECURITY        E89049154               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   02-Jun-2009
ISIN            ES0176252718            AGENDA         701948929 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM,     Non-Voting
          THERE WILL BE A SE-COND CALL ON 03 JUN 2009. CONSEQUENTLY,
          YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS
          UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.        Approve the annual accounts, [balance sheet, profit and loss    Management      For             For
          account and the annual report] and Management report for Sol
          Melia S.A and the annual accounts and Management report for the consolidated group for the FYE 31 DEC 2008
2.        Approve the application of profits for FY 2008                  Management      For             For
3.        Approve the Management of the Board of Directors during the     Management      For             For
          2008
4.        Appoint the External Accounts Auditor                           Management      For             For
5.        Authorize the Board of Directors to agree a capital increase    Management      For             For
          in accordance with Article 153 1 b) of Company Law, and
          approve the delegation to the Board of Directors the
          exclusion of the right to preferred subscription, as
          established in Article 159.2 of the same Law, thus annulling the authorization agreed upon at the AGM held on 03 JUN 2008
6.        Authorize the Board of Directors to issue fixed rate            Management      For             For
          securities, convertible and/or exchangeable for shares in the
          Company within a period of 5 years from the agreement reached by the meeting, approve to determine the conditions and means of conversion and/or exchange, with facultative powers to
          exclude the right to preferential subscription for
          shareholders and bondholders, to guarantee the issue by
          subsidiary Companies and to increase capital by the amount required, thus annulling the authorisation agreed upon at the
          AGM held on 03 JUN 2008
7.        Authorize the Board of Directors for the acquisition of         Management      For             For
          shares in SOL MELIA S.A., directly or through controlled
          Companies, within 18 months from the date of the agreement reached by the Meeting and ratify the acquisitions made since the last AGM, annulling, with respect to the part as yet
          unused, the authorization agreed upon at the AGM held on 03
          JUN 2008
8.        Ratify the appointment by Cooptation of Amparo Moraleda Mart    Management      For             For
          nez to the Board of Directors as an Independent Director,
          effected by the Board of Directors of SOL MELIA S.A. in
          session on 10 FEB 2009, after proposal by the remuneration and appointments committee and in substitution of the vacancy created by the resignation of JOSE JOAQUIN PUIG DE LA
          BELLACASA
9.        Ratify the appointment by Cooptation of Juan Arena de la Mora   Management      For             For
          to the Board of Directors as an Independent Director,
          effected by the Board of Directors of SOL MELIA S.A. in
          session on 31 MAR 2009, after proposal by the remuneration and appointments committee and in substitution of the vacancy created by the resignation of AILEMLOS
10.       Approve the merger balance sheet as of 31 DEC 2008, as          Management      For             For
          foreseen in Article 239 of Company law and verified by the
          Company Auditor

14-Jul-2009

                            INVESTMENT COMPANY REPORT

11.       Approve the merger project of 31 MAR 2009 prepared jointly by   Management      For             For
          the Company Board of Directors, as the absorbing Company, and the Administrative bodies of the respective Companies to be absorbed
12.       Approve the merger by absorption of HOTEL BELLVER S.A. (Sole    Management      For             For
          Shareholder Company), DOCK TELEMARKETING S.A., (Sole
          Shareholder Company), PARQUE SAN ANTONIO S.A. (Sole
          Shareholder Company), LIFESTAR HOTELES ESPA A S.L. (Sole
          Shareholder Company), ALCAJAN XXI, S.L. (Sole Shareholder
          Company), APARTAMENTOS MADRID NORTE S.L. (Sole Shareholder
          Company), CREDIT CONTROL RIESGOS S.L. (Sole Shareholder
          Company), SOL MELIA TRAVEL S.A. (Sole Shareholder Company),
          y PLAYA SALINAS S.A. (Sole Shareholder Company), with the
          consequent winding up of the absorbed Companies and the
          transfer in block of all of its assets and liabilities to SOL
          MELIA, S.A
13.       Amend the item 1 of Article 33 ['Appointments to the Board of   Management      For             For
          Directors'] of Company Bylaws to insert an age preference and eliminate the reference to the need for the two Vice Chairmen to be referred to jointly as Co-Vice Chairmen and exercise identical powers
14.       Approve the delegation of powers to develop, formalize, make    Management      For             For
          good and execute the agreements adopted by the AGM
15.       Approve the minutes of the AGM                                  Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

SECURITY        G40712179               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   04-Jun-2009
ISIN            GB00B01FLL16            AGENDA         701966698 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
S.1       Authorize the Directors, in substitution to all existing        Management      For             For
          authorities, in accordance with Section 80 of the Companies
          Act 1985, to allot relevant securities [as specified for the purposes of that Section] in connection with the Rights Issue
          [as such term is specified] up to an aggregate nominal value of GBP 16,456,639 [equivalent to 131,653,115 ordinary shares of 12.5 pence each in the capital of the Company]; [Authority expires at the conclusion of the next AGM of the Company];
          and the Directors may allot relevant securities after the
          expiry of this authority in pursuance of such an offer or
          agreement made prior to such expiry; authorize the Directors, in addition to all existing powers, to allot equity
          securities [as specified in Section 94 of the Companies Act
          1985 for the purposes of Section 89 of that Act] for cash
          under the authority granted in this resolution, disapplying the statutory pre-emption rights [Section 89[1] of the Act
          1985], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue
          [as such term is specified in the prospectus and circular of the Company dated 19 MAY 2009]; [Authority expires at the
          conclusion of the next AGM of the Company]; and the Directors may allot relevant securities after the expiry of this
          authority in pursuance of such an offer or agreement made
          prior to such expiry

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MEGAWORLD CORPORATION

SECURITY        Y59481112               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   19-Jun-2009
ISIN            PHY594811127            AGENDA         701962842 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING                Non-Voting
          ID 565355 DUE TO RECEIPT OF D-IRECTORS NAMES. ALL
          VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
          DISREGARDED-AND YOU WILL NEED TO REINSTRUCT ON
          THIS MEETING NOTICE. THANK YOU.
1.        Call to order                                                   Management      For             For
2.        Approve the proof of notice and determine the quorum            Management      For             For
3.        Approve the minutes of the previous annual meeting              Management      For             For
4.        Approve the annual report of Management                         Management      For             For
5.        Appoint the External Auditors                                   Management      For             For
6.        Ratify the Acts and resolutions of the Board of Directors,      Management      For             For
          Executive Committee and Management
7.1       Elect Mr. Andrew L. Tan as a Director                           Management      For             For
7.2       Elect Ms. Katherine L. Tan as a Director                        Management      For             For
7.3       Elect Mr. Kingson U. Sian as a Director                         Management      For             For
7.4       Elect Mr. Enrique Santos L. Sy as a Director                    Management      For             For
7.5       Elect Mr. Miguel B. Varela as an Independent Director           Management      For             For
7.6       Elect Mr. Gerardo C. Garcia as an Independent Director          Management      For             For
7.7       Elect Mr. Roberto S. Guevara as an Independent Director         Management      For             For
8.        Adjournment                                                     Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

TOKYU LAND CORPORATION

SECURITY        J88849120               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   25-Jun-2009
ISIN            JP3569000007            AGENDA         701991057 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Expand Business Lines, Approve Minor         Management      For             For
          Revisions Related to Dematerialization of Shares and the Other
          Updated Laws and Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      For             For
3.11      Appoint a Director                                              Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MITSUI FUDOSAN CO., LTD.

SECURITY        J4509L101               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2009
ISIN            JP3893200000            AGENDA         701988101 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the Other Updated Laws and
          Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      For             For
3.11      Appoint a Director                                              Management      For             For
4.        Approve Payment of Bonuses to Directors                         Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MITSUBISHI ESTATE COMPANY, LIMITED

SECURITY        J43916113               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2009
ISIN            JP3899600005            AGENDA         701988113 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the Other Updated Laws and
          Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      Against         Against
3.11      Appoint a Director                                              Management      For             For
3.12      Appoint a Director                                              Management      For             For
3.13      Appoint a Director                                              Management      For             For
3.14      Appoint a Director                                              Management      For             For
4.        Appoint a Corporate Auditor                                     Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

DAIWA HOUSE INDUSTRY CO., LTD.

SECURITY        J11508124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2009
ISIN            JP3505000004            AGENDA         701996033 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the Other Updated Laws and
          Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      For             For
3.11      Appoint a Director                                              Management      For             For
3.12      Appoint a Director                                              Management      For             For
3.13      Appoint a Director                                              Management      For             For
3.14      Appoint a Director                                              Management      For             For
3.15      Appoint a Director                                              Management      For             For
3.16      Appoint a Director                                              Management      For             For
3.17      Appoint a Director                                              Management      For             For
3.18      Appoint a Director                                              Management      For             For
4.1       Appoint a Corporate Auditor                                     Management      For             For
4.2       Appoint a Corporate Auditor                                     Management      For             For
4.3       Appoint a Corporate Auditor                                     Management      For             For
4.4       Appoint a Corporate Auditor                                     Management      For             For

14-Jul-2009

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009

E.I.I. GLOBAL PROPERTY FUND

                            INVESTMENT COMPANY REPORT

GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

SECURITY        G40712179               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   03-Jul-2008
ISIN            GB00B01FLL16            AGENDA         701611914 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the audited financial statements together     Management      For             For
          with the Directors' and the Auditors' reports for the YE 31
          MAR 2008
2.        Grant authority for the payment of a final dividend for the     Management      For             For
          YE 31 MAR 2008
3.        Approve the Directors' remuneration report                      Management      For             For
4.        Re-appoint Mr. Richard Peskin as a Director of the Company      Management      For             For
5.        Re-appoint Mr. Timon Drakesmith as a Director of the Company    Management      For             For
6.        Re-appoint Mr. Phillip Rose as a Director of the Company        Management      For             For
7.        Re-appoint Deloitte & Touche LLP as the Auditors                Management      For             For
8.        Authorize the Directors to agree the remuneration of the        Management      For             For
          Auditors
9.        Authorize the Directors, in substitution to all previous        Management      For             For
          unutilised authorities shall cease to have effect and
          pursuant to and in accordance with Section 80 of the
          Companies Act 1985 [the Act], to allot and to make offers or agreements to allot relevant securities [Section 80(2) of the
          Act] up to an aggregate nominal value of GBP 7,535,084;
          [Authority expires the earlier of the conclusion of the next
          AGM of the Company or on 02 OCT 2009]; and the Directors may
          allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.10      Authorize the Directors, in substitution to all previous        Management      For             For
          unutilised authorities shall cease to have effect, subject to the passing of Resolution 8 and pursuant to Section 95 of the
          Act, to allot equity securities [Section 94 of the Act] for cash and allot equity securities [Section 94(3A) of the Act]
          in either case, disapplying the statutory pre-emption rights
          [Section 89(1) of the Act], provided that this power is
          limited to the allotment of equity securities: a) in
          connection with a rights issue or other pre-emptive issue in favor of ordinary shareholders; and b) up to an aggregate
          nominal value of GBP 1,131,394; [Authority expires the
          earlier of the conclusion of the next AGM of the Company or on 02 OCT 2009]; and the Directors may allot relevant
          securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.11      Authorize the Company, in accordance with Article 11 of the     Management      For             For
          Company's Articles of Association to make market purchases
          [Section 163(3) of the Act] of up to 27,135,353 ordinary
          shares, at a minimum price of 12 pence, being the nominal
          value of shares, in each case exclusive of expenses and the maximum price at which shares may be purchased shall not be more than the higher of an amount equal to 5% above the
          average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the
          previous 5 business days preceding the date of purchase and the amount stipulated by Article 5 (1) of the Buy-Law and
          Stabilization Regulation 2003; [Authority expires the earlier of the conclusion of the next AGM of the Company or on 02 OCT
          2009]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

14-Jul-2009

                            INVESTMENT COMPANY REPORT

S.12      Adopt with effect from 01 OCT 2008, the Article of              Management      For             For
          Association as specified, in substitution for, and to the
          exlcusion of, the current Articles of Association of the
          Company

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ORCO PROPERTY GROUP, LUXEMBOURG

SECURITY        F68711104               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   08-Jul-2008
ISIN            LU0122624777            AGENDA         701617891 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 479046      Non-Voting
          DUE TO CHANGE IN TH-E MEETING DATE. ALL VOTES RECEIVED ON THE
          PREVIOUS MEETING WILL BE DISREGARDED-AND YOU WILL NEED TO
          REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
1.        Amend the Article 5 of bylaws relating to the authorized        Management      Against         Against
          capital, and approve to confer to the Board of Directors to proceed to increases of capital within the Framework of the authorized Corporate capital throughout new 5 years, to the conditions and procedures which it will fix and in particular the capacity to suppress or limit the preferential
          subscription right of the existing Shareholders
2.        Amend the Article 12 of the bylaws relating to the              Management      For             For
          deliberation of the Board of Directors
3.        Amend the Article 13 of the bylaws relating to delegation of    Management      For             For
          powers and the Managing Directors
4.        Approve to translate the bylaws in English with French          Management      For             For
          Versionasevidence
5.        Miscellaneous                                                   Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

BRITISH LAND CO PLC R.E.I.T., LONDON

SECURITY        G15540118               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   11-Jul-2008
ISIN            GB0001367019            AGENDA         701642490 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the report of the Directors and the audited accounts    Management      No Action
          for the YE 31 MAR 2008
2.        Declare a final dividend for the YE 31 MAR 2008                 Management      No Action
3.        Re-elect Mr. Stephen Hester as a Director                       Management      No Action
4.        Re-elect Mr. Graham Roberts as a Director                       Management      No Action
5.        Re-appoint Deloitte & Touche LLP as the Auditors                Management      No Action
6.        Authorize the Directors to fix the remuneration of the          Management      No Action
          Auditors
7.        Approve the remuneration report, as specified                   Management      No Action
8.        Approve to renew the Directors' authority to allot unissued     Management      No Action
          share capital or convertible securities of the Company,
          granted by shareholders on 13 JUL 2007 pursuant to Section 80 of the Companies Act 1985
s.9       Approve to waive the pre-emption rights held by existing        Management      No Action
          shareholders which attach to future issues of equity
          securities of Company for cash by virtue of Section 89 of the
          Companies Act 1985
s.10      Authorize the Company to purchase its own shares pursuant to    Management      No Action
          the Articles of Association of the Company and in accordance with Section 166 of the Companies Act 1985
s.11      Amend Articles of Association as a consequence of the           Management      No Action
          Companies Act 2006
S.12      Amend Articles of Association, conditional upon special         Management      No Action
          resolution 11 and the coming into force of Section 175 of the
          Companies Act 2006 [expected to be 01 OCT 2008] and pursuant to special resolution 11 and authorize the Directors to
          approve direct or indirect interests that conflict, or may conflict, with the Company's interest
13.       Approve the The British Land Company Fund Managers'             Management      No Action
          Performance Plan
14.       Approve, conditional upon the passing of resolution 13, the     Management      No Action
          operation of the The British Land Company Fund Managers'
          Performance plan, as amended, with effect from the start of the FY commencing 01 APR 2007

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LIFESTYLE INTL HLDGS LTD

SECURITY        G54856128               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   29-Jul-2008
ISIN            KYG548561284            AGENDA         701652566 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve the form and substance of the subscription agreement    Management      For             For
          proposed to be entered into by EganaGoldpfeil [Holdings]
          Limited ['Egana'], Horizon Asset Holdings Ltd, [the 'Bond
          Issuer'], Win Promise Limited [the 'Equity Subscriber'],
          Treasure Focus Ltd. [the 'Bond Subscriber'] and Lifestyle
          International Holdings Limited ['Lifestyle'] [the
          'Subscription Agreement'] in relation to, among other
          matters, the subscription by the Equity Subscriber of
          4,342,642,652 shares of Egana and the subscription by the
          Bond Subscriber of convertible bonds to be issued by the Bond
          Issuer, the principal terms of which are set out in the
          circular of Lifestyle to its shareholders dated 30 JUN 2008
          [as specified]; and authorize the Directors of Lifestyle
          ['Lifestyle Directors'] or a duly Committee of the Board of
          Lifestyle Directors to do all such acts and things
          [including, without limitation, signing, executing [under
          hand or under seal], perfecting and delivery of all
          agreements, documents and instruments] which are in their
          opinion necessary, appropriate, desirable or expedient to
          implement or to give effect to the terms of the Subscription
          Agreement and all transactions contemplated thereunder and all other matters incidental thereto or in connection
          therewith and to agree to and make such variation, amendment and waiver of any of the matters relating thereto or in
          connection therewith that are, in the opinion of the
          Lifestyle Directors, not material to the terms of the
          Subscription Agreement and all transactions contemplated
          thereunder and are in the interests of Lifestyle

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   04-Sep-2008
ISIN            BMG524401079            AGENDA         701678572 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.I       Re-elect Mr. Kuok Khoon Chen as a Director                      Management      For             For
1.II      Re-elect Ms. Wong Yu Pok, Marina as a Director                  Management      For             For
2.        Ratify and approve the Master Joint Venture [as specified]      Management      For             For
          and the transactions and authorize the Board of Directors of the Company to take all such actions as it considers
          necessary or desirable to implement the Master Joint Venture
          Agreement and the transactions
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT              Non-Voting
          OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT
          IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
          FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL
          INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   10-Sep-2008
ISIN            BMG8063F1068            AGENDA         701682533 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve and ratify the Master Joint Venture Agreement [a copy   Management      For             For
          of which has been produced to this meeting marked 'A' and
          signed by the Chairman hereof for the purpose of
          identification] and the transactions contemplated there
          under; authorize the Board of Directors of the Company to
          take all such actions as it considers necessary or desirable to implement and give effect to the Master Joint Venture
          Agreement and the transactions contemplated thereunder
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE AND C-ONSERVATIVE CUT-OFF DATE. IF YOU HAVE
          ALREADY SENT IN YOUR VOTES, PLEASE DO NO-T RETURN THIS PROXY
          FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS-.
          THANK YOU.


14-Jul-2009

                            INVESTMENT COMPANY REPORT

POST PROPERTIES, INC.

SECURITY        737464107               MEETING TYPE   Annual
TICKER SYMBOL   PPS                     MEETING DATE   16-Oct-2008
ISIN            US7374641071            AGENDA         932955492 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     ROBERT C. GODDARD, III                                                    For             For
          2     DAVID P. STOCKERT                                                         For             For
          3     HERSCHEL M. BLOOM                                                         For             For
          4     DOUGLAS CROCKER II                                                        For             For
          5     WALTER M. DERISO, JR.                                                     For             For
          6     RUSSELL R. FRENCH                                                         For             For
          7     DAVID R. SCHWARTZ                                                         For             For
          8     STELLA F. THAYER                                                          For             For
          9     RONALD DE WAAL                                                            For             For
02        TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE       Management      For             For
          INDEPENDENT REGISTERD PUBLIC ACCOUNTANTS FOR 2008.
03        TO APPROVE THE AMENDED AND RESTATED POST PROPERTIES, INC.       Management      For             For
          2003 INCENTIVE STOCK PLAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

STOCKLAND, SYDNEY NSW

SECURITY        Q8773B105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   21-Oct-2008
ISIN            AU000000SGP0            AGENDA         701709517 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the annual financial report, including the Directors'   Non-Voting
          report and the f-inancial statements for the YE 30 JUN 2008, together with the Independent Audi-tor's report
          PLEASE NOTE THAT THE RESOLUTIONS 2 AND 3 ARE THE RESOLUTIONS    Non-Voting
          OF THE COMPANY. T-HANK YOU
2.        Re-elect Mr. Peter Scott as a Director of the Company, who      Management      For             For
          retires in accordance with the Company's Constitution
3.        Approve the Company's remuneration report for the FYE 30 JUN    Management      For             For
          2008
          PLEASE NOTE THAT THE RESOLUTIONS 4 AND 5 ARE THE RESOLUTIONS    Non-Voting
          OF THE COMPANY AN-D THE TRUST. THANK YOU
4.        Approve, for all purposes under the Corporations Act and the    Management      For             For
          Listing Rules of ASX Limited for: a] the participation in the
          Stockland Performance Rights Plan by Mr. M. Quinn, Managing
          Director as to 723,000 performance rights; and b] the
          acquisition accordingly by Mr. M. Quinn of those performance rights and, in consequence of vesting of those performance rights, of Stockland Stapled Securities, in accordance with the Stockland Performance Rights Plan Rules as amended from time to time and on the basis as specified
5.        Approve for, all purposes under the Corporations Act and the    Management      For             For
          Listing Rules of ASX Limited for: a] the participation in the
          Stockland Performance Rights Plan by Mr. H. Thorburn, the
          Finance Director as to 296,000 performance rights; and b] the acquisition accordingly by Mr. H. Thorburn of those
          performance rights and, in consequence of vesting of those performance rights, of Stockland Stapled Securities, in
          accordance with the Stockland Performance Rights Plan Rules as amended from time to time and on the basis as specified

14-Jul-2009

                            INVESTMENT COMPANY REPORT

WING TAI HOLDINGS LTD

SECURITY        V97973107               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Oct-2008
ISIN            SG1K66001688            AGENDA         701725939 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the audited financial statements for the      Management      For             For
          FYE 30 JUN 2008 and the reports of the Directors and Auditors thereon
2.        Declare a first and final tax-exempt [1-tier] dividend of 3     Management      For             For
          cents per share and a special tax-exempt [1-tier] dividend of
          3 cents per share for the FYE 30 JUN 2008
3.        Approve the Directors' fees of SGD 387,000 for the FYE 30 JUN   Management      For             For
          2008 [2007: SGD 321,258]
4.        Re-elect Mr. Edmund Cheng Wai Wing as a Director, who is        Management      For             For
          retiring under Article 107 of the Company's Articles of
          Association
5.        Re-elect Mr. Cheng Man Tak as a Director, who is retiring       Management      For             For
          under Article 107 of the Company's Articles of Association
6.        Re-elect Tan Sri Dato' Mohamed Noordin Bin Hassan as a          Management      For             For
          Director, who is retiring under Article 107 of the Company's
          Articles of Association
7.        Re-appoint PricewaterhouseCoopers as the Auditors of the        Management      For             For
          Company and authorize the Directors to fix their remuneration
8.        Re-appoint Mr. Phua Bah Lee as a Director to hold office        Management      For             For
          until the next AGM pursuant to Section 153[6] of the
          Companies Act [Chapter 50]
9.        Re-appoint Mr. Lee Han Yang as a Director to hold office        Management      For             For
          until the next AGM pursuant to Section 153[6] of the
          Companies Act [Chapter 50]
10.       Authorize the Directors of the Company, pursuant to Section     Management      For             For
          161 of the Companies Act [Chapter 50] and the Listing Rules
          of the Singapore Exchange Securities Trading Limited, to
          issue shares and convertible securities in the capital of the
          Company [whether by way of rights, bonus or otherwise] at any time to such persons and upon such terms and conditions and for such purposes as the Directors may in their absolute
          discretion deem fit, provided that: the aggregate number of shares and convertible securities to be issued pursuant to this resolution does not exceed 50% of the Company's total number of issued shares excluding treasury shares, of which aggregate number of shares and convertible securities to be issued other than on a pro rata basis to the shareholders of the Company, not exceeding 20% of the Company's total number of issued shares excluding treasury shares and for the
          purpose of this resolution, the total number of issued shares excluding treasury shares shall be the Company's total number of issued shares excluding treasury shares; at the time this resolution is passed [after adjusting for new shares arising from the conversion of convertible securities of share
          options on issue at this time this resolution is passed and any subsequent bonus issue consolidation or subdivision of the Company's shares] and [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

11.       Authorize the Directors of the Company, pursuant to Section     Management      Against         Against
          161 of the Companies Act [Chapter 50] to exercise full powers of the Company to issue and allot shares in the Company
          pursuant to the exercise of options granted in connection
          with or pursuant to the terms and conditions of the Wing Tai
          Holdings Limited (2001) Share Option Scheme approved by
          Shareholders of the Company in general meeting on 31 AUG 2001
          Transact any other business                                     Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

WING TAI HOLDINGS LTD

SECURITY       V97973107                MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   30-Oct-2008
ISIN           SG1K66001688             AGENDA         701726234 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve, subject to and contingent upon the passing of          Management      For             For
          Ordinary Resolution 3: [i] the Wing Tai Holdings Limited
          [2001] Share Option Scheme [Wing Tai Share Option Scheme
          2001] be terminated on such date as determined by the
          Committee of Directors of the Company administering the Wing
          Tai Share Option Scheme 2001, provided that such termination shall be without prejudice to the rights of holders of
          options granted and outstanding under the Wing Tai Share
          Option Scheme 2001 as at the date of its termination; and
          authorize the Directors of the Company to complete and do all such acts and things [including executing such documents as may be required] as they may consider desirable, expedient or necessary to give effect to the transactions contemplated
          and/or authorized by this Resolution
2.        Approve, the new performance share plan to be known as the      Management      Against         Against
          'Performance Share Plan' [PSP], under which awards [PSP
          Awards] of fully paid-up ordinary shares in the capital of the Company [Shares], their equivalent cash value or
          combinations thereof will be granted, without cash
          consideration, to eligible participants under the PSP,
          summary details of which are as specified; [ii] authorize the
          Directors of the Company: [a] to establish and administer the
          PSP; and [b] to modify and/or alter the PSP from time to
          time, provided that such modification and/or alteration is effected in accordance with the provisions of the PSP, and to do all such acts and to enter into all such transactions and arrangements as may be desirable, necessary or expedient in order to give effect to the PSP; [iii] to grant PSP Awards in accordance with the provisions of the PSP and pursuant to
          Section 161 of the Companies Act: [a] to allot and issue from time to time such number of fully paid-up Shares as may be required to be allotted and issued pursuant to the vesting of
          PSP Awards under the PSP; and [b] [notwithstanding the
          authority conferred by this resolution may have ceased to be in force] to allot and issue shares pursuant to any PSP
          Awards granted by the Directors in accordance with the PSP while this Resolution was in force, provided that the
          aggregate number of new Shares to be allotted and issued and existing Shares which may be delivered [whether such existing
          Shares are acquired, pursuant to a share purchase mandate or
          [to the extent permitted by law] held as treasury shares, or otherwise] pursuant to the Wing Tai Share Option Scheme 2001 and the PSP and RSP [as defined below] shall not exceed 10%
          of the total number of issued Shares [including treasury
          shares] from time to time; and [iv] subject to the same being allowed by law, to apply any Shares purchased under any share purchase mandate towards the satisfaction of PSP Awards
          granted under the PSP
3.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 1: [i] a new restricted share plan to be known as the 'Restricted Share Plan' [RSP], under which
          awards [RSP Awards] of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, without cash consideration, to eligible participants under the RSP, summary details of which are as specified; [ii] authorize the
          Directors of the Company: [a] to establish and administer the
          RSP; and [b] to modify and/or alter

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                            INVESTMENT COMPANY REPORT

          the RSP from time to time, provided that such modification and/or alteration is effected in accordance with the
          provisions of the RSP, and to do all such acts and to enter into all such transactions and arrangements as may be
          desirable, necessary or expedient in order to give effect to the RSP; [iii] to grant RSP Awards in accordance with the
          provisions of the RSP and pursuant to Section 161 of the
          Companies Act: [a] to allot and issue from time to time such number of fully paid-up Shares as may be required to be
          allotted and issued pursuant to the vesting of RSP Awards
          under the RSP; and [b] [notwithstanding the authority
          conferred by this Resolution may have ceased to be in force]
          to allot and issue shares pursuant to any RSP Awards granted by the Directors in accordance with the RSP while this
          Resolution was in force, provided that the aggregate number of new Shares to be allotted and issued and existing Shares which may be delivered [whether such existing Shares are
          acquired, pursuant to a share purchase mandate or [to the
          extent permitted by law] held as treasury shares, or
          otherwise] pursuant to the Wing Tai Share Option Scheme 2001, the PSP and the RSP shall not exceed 10% of the total number of issued Shares [including treasury shares] from time to
          time; and [iv] subject to the same being allowed by law, to apply any Shares purchased under any share purchase mandate towards the satisfaction of RSP Awards granted under the RSP
4.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 2, the participation by Mr. Cheng Wai
          Keung in the PSP
5.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 3, the participation by Mr. Cheng Wai
          Keung in the RSP
6.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 2, the participation by Mr. Edmund Cheng
          Wai Wing in the PSP
7.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 3, the participation by Mr. Edmund Cheng
          Wai Wing in the RSP
8.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 2, the participation by Madam Helen Chow in the PSP
9.        Approve, subject to and contingent upon the passing of          Management      Against         Against
          Ordinary Resolution 3, the participation by Madam Helen Chow in the RSP
10.       Authorize the Directors of the Company, for the purposes of     Management      For             For
          the Companies Act, Chapter 50 of Singapore [the Companies
          Act], to purchase or otherwise acquire Shares not exceeding in aggregate the Maximum Limit [as hereafter defined], at
          such price[s] as may be determined by the Directors from time to time up to the Maximum Price [as hereafter defined],
          whether by way of: [a] market purchase[s] [each a 'Market
          Purchase'] on the Singapore Exchange Securities Trading
          Limited [the SGX-ST]; and/or [b] off-market purchase[s]
          [each an 'Off-Market Purchase'] in accordance with any equal access scheme[s] as may be determined or formulated by the
          Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the Companies Act, and
          otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies
          Act and listing rules of the SGX-ST as may for the time being be applicable, [the 'Share Purchase Mandate']; unless varied or revoked by the members of the Company in a general
          meeting, the authority conferred on the Directors pursuant to the Share Purchase Mandate may be exercised by the Directors at any time and from time to time during the period
          commencing from the date of the passing of this Ordinary
          Resolution and [Authority expires the earlier of conclusion of the date on which the next AGM of the Company [AGM] is
          held or is required by law to be held or the date on which the purchases or acquisitions of Shares by the

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                            INVESTMENT COMPANY REPORT

          Company pursuant to the Share Purchase Mandate are carried out to the full extent mandated]; and authorize the Directors and/or any of them to complete and do all such acts and
          things [including executing such documents as may be
          required] as they and/or he may consider necessary,
          expedient, incidental or in the interests of the Company to give effect to the transactions contemplated and/or
          authorized by this ordinary resolution
S.11      Amend the Articles of Association of the Company in the         Management      For             For
          manner and to the extent as specified; and authorize the
          Directors of the Company to complete and do all such acts and things [including executing such documents as may be
          required] as they may consider desirable, expedient or
          necessary to give effect to the transactions contemplated
          and/or authorized by this Resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HANG LUNG PROPERTIES LTD

SECURITY        Y30166105               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   03-Nov-2008
ISIN            HK0101000591            AGENDA         701724088 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and approve the financial statements and reports of     Management      For             For
          the Directors and the Auditors for the YE 30 JUN 2008
2.        Declare a final Dividend                                        Management      For             For
3.A       Re-elect Dr. Hon Kwan Cheng as a Director                       Management      For             For
3.B       Re-elect Mr. Shang Shing Yin as a Director                      Management      For             For
3.C       Re-elect Mr. Nelson Wai Leung Yuen as a Director                Management      For             For
3.D       Re-elect Mr. Dominic Chiu Fai Ho as a Director                  Management      Against         Against
3.E       Authorize the Board of Directors to fix the Directors' fees     Management      For             For
4.        Re-appoint KPMG as the Auditors of the Company and authorize    Management      For             For
          the Directors to fix their remuneration
5.A       Authorize the Directors of the Company, during the relevant     Management      For             For
          period [as specified], to purchase its shares in the capital of the Company on The Stock Exchange of Hong Kong Limited
          [the Stock Exchange] or on any other stock exchange
          recognized for this purpose by the Securities and Futures
          Commission and the Stock Exchange under the Hong Kong Code on
          Share Repurchases, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next meeting of the Company or the
          expiration of the period within which the next meeting of the
          Company is required by Law to be held]
5.B       Authorize the Directors of the Company, pursuant to Section     Management      Against         Against
          57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company to allot
          issue or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or
          grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and if the Directors are so authorized by a separate ordinary resolution of the
          shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the
          Company repurchased by the Company subsequent to the passing of this Resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly, otherwise than
          pursuant to: i) a Rights Issue [as specified]; ii) the
          exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any
          Option Scheme or similar arrangement for the time being
          adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company

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                            INVESTMENT COMPANY REPORT

5.C       Authorize the Directors of the Company to exercise the powers   Management      Against         Against
          of the Company referred to in Resolution No. 5.B, in respect of the share capital of the Company referred to in such
          resolution
          Any other business                                              Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MINERVA PLC, LONDON

SECURITY        G6139T100               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   13-Nov-2008
ISIN            GB0005953681            AGENDA         701734217 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the report of the Directors and the           Management      For             For
          accounts and the Auditors' report thereon for the FYE 30 JUN
          2008
2.        Approve the remuneration report as specified in the annual      Management      For             For
          report and accounts
3.        Re-elect Mr. Timothy Gamham as a Director of the Company        Management      For             For
4.        Re-appoint PricewaterhouseCoopers LLP as the Auditors of the    Management      For             For
          Company, until the conclusion the meeting, to be hold office until the conclusion of the next general meeting at which
          accounts are laid before the Company and authorize the
          Directors to determine their remuneration
5.        Authorize the Directors to allot relevant securities,           Management      For             For
          pursuant to Section 80 of the Companies Act 1985 [the 1985
          Act], up to an aggregate nominal amount of GBP 13,431,197;
          [Authority expires the earlier of the Company's next AGM or
          15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.6       Authorize the Directors, subject to the passing of Resolution   Management      For             For
          5 and pursuant to Section 95 of the 1985 Act, to allot equity securities [Section 94 of the 1985 Act] pursuant to the
          authority conferred by Resolution 5 for cash, disapplying the statutory pre-emption rights Section 89(1) of the 1985 Act, provided that this power is limited to the allotment of
          equity securities: a) in connection with an offer of such
          securities by way of rights to holders of ordinary shares in proportion [as nearly as may be practicable] to their
          respective holdings of such shares but subject to such
          exclusions to other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or any legal or practical problems under the laws of any
          territory, or the requirement of any regulatory body or Stock
          Exchange; and; b) up to an aggregate nominal amount of GBP
          2,014,679; [Authority expires at the conclusion of the next
          AGM of the Company to be held after the passing of this
          resolution]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.7       Authorize the Company, for the purpose of Section 166 of the    Management      For             For
          1985 Act, to make 1 or more market purchases [Section 163(3)
          of the 1985 Act] of up to 24,160,038 ordinary shares of 25 pence per share in the capital of the Company, the maximum price aggregate number of ordinary shares hereby authorized to be purchased us 24,160,038, the minimum price of 25 pence per share [exclusive of expenses] and up to 105% of the
          average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the
          previous 5 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in
          2009 or 15 months]; and the Company, before the expiry, may make a contract or contracts to purchase ordinary shares
          which will or may be executed wholly or partly after such
          expiry
S.8       Adopt the new Articles of Association as specified              Management      For             For

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                            INVESTMENT COMPANY REPORT

S.9       Authorize the Company to use electronic means to convey any     Management      For             For
          document or information to its shareholders and for the
          purposes of this resolution 9 electronic means and
          shareholders have the same meanings respectively as they have for the purposes of paragraph 6.1.8 of the disclosure rules and transparency rules made by the Financial Services
          Authority
S.10      Approve that, the Company may send or supply any document or    Management      For             For
          information that is required or authorized to be sent or
          supplied to a shareholder or any other person by the Company:
          by a provision of the Companies Acts [Section 2 of the
          Companies Act 2006 [the 2006 Act]; or pursuant to the
          Articles of Association of the Company or pursuant to any
          other rules or regulations to which the Company may be
          subject by making available on a website; the provisions of the 2006 Act which apply when sending or supplying a document or information required or to be sent or supplied by the
          Companies Act [as specified] by making it available on a
          website shall, the necessary changes having been made also apply when any document or information which is required or to be sent or supplied by the Articles of Association of the
          Company or any other rules or regulations to which the
          Company may be subject, is sent or supplied by making
          available on a website: until such time as this resolution 10 is subsequently revoked by the Company in general meeting, this resolution shall supersede any provision in the Articles of Association of the Company to the extent that it is
          inconsistent with this resolution

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                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   08-Dec-2008
ISIN            BMG524401079            AGENDA         701769688 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'FOR' OR      Non-Voting
          'AGAINST' ONLY FOR-RESOLUTION NUMBER 1. THANK YOU
1.        Approve and ratify the Supplemental Agreement [as specified];   Management      For             For
          and authorize the Board of Directors of the Company to take all such actions as it considers necessary or desirable to implement the Supplemental Agreement and the transactions, for the purposes of this resolution, the terms Supplemental
          Agreement and transactions shall have the same definitions as defined in the circular to the shareholders of the Company dated 18 NOV 2008
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
          DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND
          YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   17-Dec-2008
ISIN            BMG8063F1068            AGENDA         701773485 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR "AGAINST" ONLY-FOR RESOLUTION 1. THANK YOU.
1.        Approve and ratify the Supplemental Agreement [as specified]    Management      For             For
          and the transactions contemplated there under; and authorize the Board of Directors of the Company to take all such
          actions as it considers necessary or desirable to implement and give effect to the Supplemental Agreement and the
          transactions contemplated there under, for the purposes of this resolution, the term Supplemental Agreement shall have the same definition as specified in the circular to the
          shareholders of the Company dated 25 NOV 2008
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN RECORD     Non-Voting
          DATE. IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
          RETURN THIS PROXY FORM UNLESS YOU DE-CIDE TO AMEND YOUR
          ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

S P SETIA BHD

SECURITY        Y8132G101               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   25-Feb-2009
ISIN            MYL8664OO004            AGENDA         701805965 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the audited financial statements of the Company for     Management      For             For
          the FYE 31 OCT 2008 together with the reports of the
          Directors and the Auditors thereon
2.        Declare a final dividend of 10 sen less 25% tax in respect of   Management      For             For
          the FYE 31 OCT 2008
3.        Re-elect Tan Sri Dato' Sri Liew Kee Sin as the Director, who    Management      For             For
          retire in accordance with Article 93 of the Company's
          Articles of Association
4.        Re-elect Tan Sri Dato' Hari Narayanan a/l Govindasamy as the    Management      For             For
          Director, who retire in accordance with Article 93 of the
          Company's Articles of Association
5.        Re-elect Mr. Khor Chap Jen as the Director, who retire in       Management      For             For
          accordance with Article 93 of the Company's Articles of
          Association
6.        Re-elect Mr. Ng Soon Lai @ Ng Siek Chuan as the Director, who   Management      For             For
          retire in accordance with Article 93 of the Company's
          Articles of Association
7.        Appoint Mazars, Chartered Accountants as the Auditors of the    Management      For             For
          Company in place of the retiring Auditors, Moores Rowland, to hold office until the conclusion of the next AGM at a
          remuneration to be determined by the Directors
8.        Approve, subject to the Listing Requirements of Bursa           Management      For             For
          Malaysia Securities Berhad, to the Company and its
          subsidiaries [S P Setia Group] to enter into and give effect to specified recurrent related party transactions of a
          revenue or trading nature of the S P Setia Group with
          specified classes of related parties [as defined in the
          Listing Requirements of Bursa Malaysia Securities Berhad and
          as specified in Section 2.3 of the Circular to Shareholders dated 03 FEB 2009] which are necessary for the day to day
          operations in the ordinary course of business and are carried out at arms' length basis on normal commercial terms of the S
          P Setia Group on terms not more favourable to the related
          parties than those generally available to the public and are not detrimental to minority shareholders of the Company; and
          [Authority shall expires earlier of the conclusion of the
          next AGM of the Company or the expiration of the period
          within which the next AGM after the date it is required to be held pursuant to Section 143(1) of the Companies Act, 1965
          [Act] [but shall not extend to such extension as may be
          allowed pursuant to Section 143(2) of the Act] Authorize the
          Directors of the Company to complete and do all such acts and things as they may consider necessary or expedient in the
          best interest of the Company [including executing all such documents as may be required] to give effect to the
          transactions contemplated and/or authorized by this ordinary resolution
          Transact any other business                                     Non-Voting

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                            INVESTMENT COMPANY REPORT

S P SETIA BHD

SECURITY       Y8132G101                MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   25-Feb-2009
ISIN           MYL8664OO004             AGENDA         701805977 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Authorize the Board of Directors of the Company, subject to     Management      Against         Against
          the approval of all the relevant authorities, including but not limited to, the approval of Bursa Malaysia Securities
          Berhad [Bursa Securities] for the listing of and quotation for the new ordinary shares of the Company to be issued
          hereunder: to establish, implement and administer an ESOS for the benefit of any employee and Executive Director of S P
          Setia and/or its subsidiaries [excluding subsidiaries which are dormant] [S P Setia Group] who meets the criteria of
          eligibility for participation in the Proposed ESOS [Eligible
          Person] in accordance with the By-Laws of the Proposed ESOS
          [By-Laws] as specified to shareholders of S P Setia dated 03
          FEB 2009; to allot and issue from time to time such number of new ordinary shares of MYR 0.75 each in S P Setia [S P Setia
          Shares] as may be required to be issued to eligible person pursuant to their exercise of options under the proposed
          ESOS, provided that the total number of new S P Setia Shares to be allotted and issued shall not 10% in aggregate of the total issued and paid-up share capital of S P Setia at any point of time during the existence of the Scheme and such new
          S P Setia Shares shall, upon allotment and issue, rank pari passu in all respects with the then existing issued shares of the Company and will be subject to all the provisions of the amendment to the Articles of Association of the Company in relation to the transfer, transmission and otherwise, except that the shares so allotted will not be eligible for any
          dividends, rights, allotments and/or other distributions that may be declared or paid to shareholders which record date
          thereof [i.e. the date as at the close of business on which shareholders must be registered in the Record of Depositors maintained with Bursa Malaysia Depository Sdn Bhd in order to be entitled to any dividends, rights, allotments or other
          distributions] precedes the date of allotment of the new S P
          Setia Shares to be issued pursuant to the proposed ESOS; to make necessary applications to Bursa Securities for
          permission to deal in and for the listing of and quotation for the new S P Setia Shares that may hereafter from time to time be allotted and issued pursuant to the Proposed ESOS;
          and to modify and/or amend the Proposed ESOS and to extend the duration of the Proposed ESOS without further having to seek the shareholders' approval from time to time as may be required/ permitted by the authorities or deemed necessary by the authorities or the Board of Directors of S P Setia
          provided that such modifications and/or amendments are
          effected and permitted in accordance with the provisions of the By-Laws relating to modifications and/or amendments and to do all such acts and to enter into all such transactions, arrangements and agreements, deeds or undertakings and to
          make such rules or regulations, or impose such terms and
          conditions or delegate part of its power as may be necessary or expedient in order to give full effect to the proposed
          ESOS; to give effect to the Proposed ESOS with full power to consent to and to adopt such conditions, modifications,
          variations and/or amendments as may be required by the
          relevant regulatory authorities and approve the proposed
          By-Laws of the Proposed ESOS, as specified, which is in
          compliance with the Listing Requirements of Bursa Securities

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                            INVESTMENT COMPANY REPORT

2.        Authorize the Board of Directors of the Company, subject to     Management      Against         Against
          the passing of Resolution 1, at any time and from time to
          time to offer and to grant Dato' Voon Tin Yow, being a
          Director of the Company, options to subscribe up to 3,000,000 number of new S P Setia Shares under the ESOS, that not more than 50% of the new S P Setia Shares under the ESOS shall be allocated, in aggregate, to eligible Executive Directors and senior management of the Company and its subsidiaries; that not more than 10% of the new S P Setia Shares available under the ESOS would be allocated to him, who singly or
          collectively through persons connected with him, holds 20% or more of the issued and paid-up share capital of S P Setia and also subject always to such terms and conditions and/or any adjustments which may be made in accordance with the
          provisions of the By-Laws of the ESOS
3.        Authorize the Board of Directors of the Company, subject to     Management      Against         Against
          the passing of Resolution 1, at any time and from time to
          time to offer and to grant Mr. Yap Kok Weng, being a Director of the Company, options to subscribe up to 3,000,000 number of new S P Setia Shares under the ESOS, that not more than
          50% of the new S P Setia Shares under the ESOS shall be
          allocated, in aggregate, to eligible Executive Directors and senior management of the Company and its subsidiaries; that not more than 10% of the new S P Setia Shares available under the ESOS would be allocated to him, who singly or
          collectively through persons connected with him, holds 20% or more of the issued and paid-up share capital of S P Setia and also subject always to such terms and conditions and/or any adjustments which may be made in accordance with the
          provisions of the By-Laws of the ESOS
4.        Authorize the Board of Directors of the Company, subject to     Management      Against         Against
          the passing of Resolution 1, at any time and from time to
          time to offer and to grant Mr. Teow Leong Seng, being a
          Director of the Company, options to subscribe up to 3,000,000 number of new S P Setia Shares under the ESOS, that not more than 50% of the new S P Setia Shares under the ESOS shall be allocated, in aggregate, to eligible Executive Directors and senior management of the Company and its subsidiaries; that not more than 10% of the new S P Setia Shares available under the ESOS would be allocated to him, who singly or
          collectively through persons connected with him, holds 20% or more of the issued and paid-up share capital of S P Setia and also subject always to such terms and conditions and/or any adjustments which may be made in accordance with the
          provisions of the By-Laws of the ESOS
5.        Authorize the Board of Directors of the Company, subject to     Management      Against         Against
          the passing of Resolution 1, at any time and from time to
          time to offer and to grant Mr. Khor Chap Jen, being a
          Director of the Company, options to subscribe up to 3,000,000 number of new S P Setia Shares under the ESOS, that not more than 50% of the new S P Setia Shares under the ESOS shall be allocated, in aggregate, to eligible Executive Directors and senior management of the Company and its subsidiaries; that not more than 10% of the new S P Setia Shares available under the ESOS would be allocated to him, who singly or
          collectively through persons connected with him, holds 20% or more of the issued and paid-up share capital of S P Setia and also subject always to such terms and conditions and/or any adjustments which may be made in accordance with the
          provisions of the By-Laws of the ESOS
6.        Authorize the Board of Directors of the Company, subject to     Management      Against         Against
          the passing of Resolution 1, at any time and from time to
          time to offer and to grant Mr. Chang Khim Wah, being a
          Director of the Company, options to subscribe up to 3,000,000 number of new S P Setia Shares under the ESOS, that not more than 50% of the new S P Setia Shares under the ESOS shall be allocated, in aggregate, to eligible Executive Directors and senior management

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          of the Company and its subsidiaries; that not more than 10% of the new S P Setia Shares available under the ESOS would be allocated to him, who singly or collectively through persons connected with him, holds 20% or more of the issued and paid-up share capital of S P Setia and also subject always to such terms and conditions and/or any adjustments which may be made in accordance with the provisions of the By-Laws of the ESOS

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LIFESTYLE INTL HLDGS LTD

SECURITY       G54856128                MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   03-Mar-2009
ISIN           KYG548561284             AGENDA         701815168 - Management

                                                                                                          FOR/AGAINST
ITEM              PROPOSAL                                                TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "FOR" OR      Non-Voting
          "AGAINST" FOR ALL-THE RESOLUTIONS. THANK YOU.
1.        Approve to cancel the outstanding options to subscribe for      Management      Against         Against
          shares of the Company of HKD 0.005 each which have been
          granted to the employees of the Company and its subsidiaries
          [other than Mr. Lau Luen-hung, Thomas] on 31 AUG 2007
          pursuant to the share option scheme of the Company adopted on
          27 MAR 2004 but not exercised as at the date of the passing of this resolution, and authorize the Directors of the
          Company to do all such acts, execute all such documents and deeds as they in their absolute discretion consider
          necessary, desirable or expedient to give effect to the
          foregoing
2.        Approve, the cancellation of the outstanding option to          Management      Against         Against
          subscribe for shares of the Company of HKD 0.005 each [each a
          Share] which have been granted to Mr. Lau Luen-hung, Thomas
          [Mr. Thomas Lau] on 31 AUG 2007 pursuant to the share option scheme of the Company adopted on 27 MAR 2004 [the Share
          Option Scheme] but not exercised as at the date of the
          passing of this resolution [the 2007 Director Option], and the grant of a new option pursuant to the Share Option Scheme which will entitle Mr. Thomas Lau to subscribe for such
          number of Shares equivalent to the number of Shares subject to the 2007 Director Option in replacement of the 2007
          Director Option [the New Director Option] [as specified] and authorize the Directors of the Company to do all such acts, execute all such documents and deeds as they in their
          absolute discretion consider necessary, desirable or
          expedient to give effect to the foregoing
3.        Approve and adopt, conditional upon the Listing Committee of    Management      Against         Against
          The Stock Exchange of Hong Kong Limited granting the approval of the listing of, and permission to deal in, the shares in the capital of the Company [each a Share] which may fall to be issued by the Company pursuant to a new share option
          scheme of the Company [as specified] [the New Share Option
          Scheme], and with effect from the date of the New Share
          Option Scheme becoming unconditional, the existing share
          option scheme of the Company adopted on 27 MAR 2004 be
          terminated therefrom and authorize the Directors of the
          Company to allot and issue Shares pursuant to the exercise of any options which may fall to be granted under the New Share
          Option Scheme and to take such steps and do all such acts, execute all such documents and deeds as they in their
          absolute discretion consider necessary, desirable or
          expedient to give effect to the New Share Option Scheme

14-Jul-2009

                            INVESTMENT COMPANY REPORT

BRITISH LAND CO PLC R.E.I.T., LONDON

SECURITY       G15540118                MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   03-Mar-2009
ISIN           GB0001367019             AGENDA         701816552 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve, subject to Resolutions 2 and 3 being passed, to        Management      For             For
          increase the authorized share capital of the Company from
          800,000,000 to 887,000,000 by the creation of an additional
          87,000,000 ordinary shares of 25 pence each in the capital of the Company having the rights and privileges and being
          subject to the restrictions contained in the Articles of
          Association of the Company and ranking pari passu in all
          respects with the existing ordinary shares of 25 pence each in the capital of the Company
2.        Authorize the Directors, subject to Resolutions 1 and 3 being   Management      For             For
          passed, to allot relevant securities [as specified in the
          Companies Act 1985], up to an aggregate nominal amount of GBP
          85,218,397 [equivalent to 340,873,589 ordinary shares of 25 pence each in the capital of the Company] in connection with the rights issue [as specified]; and up to an aggregate
          nominal amount GBP 71,015,330 [equivalent to 284,061,323
          ordinary shares of 25 pence each in the capital of the
          Company]; [Authority expires at until the end of the next AGM of the Company] and the Board may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.3       Authorize the Directors, subject to Resolutions 1 and 2 being   Management      For             For
          passed, to allot equity securities [as specified in the
          Companies Act 1985] for cash under the authority given by the preceding Resolution, free of the restriction in Section
          89(1) of the Companies Act 1985, such power is limited to the allotment of equity securities: [a] in connection with the rights issue [as specified] and the Directors are directed to implement the rights issue on the basis as specified and
          generally and unconditionally to exercise all the powers of the Company to the extent the Directors determine necessary to implement the rights issue; and [b] otherwise than in
          connection with the rights issue [as specified], up to an
          aggregate nominal amount of GBP 10,793,127 [equivalent to
          43,172,510 ordinary shares of 25 pence each in the capital of the Company]; [Authority expires at until the end of the next
          AGM of the Company], and the Board may allot equity
          securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry
S.4       Authorize the Directors, to offer any holders of ordinary       Management      For             For
          shares of 25 pence each in the capital of the Company the
          right to elect to receive ordinary shares of 25 pence each in the capital of the Company, credited as fully paid, instead of cash in respect of the whole [or some part, to be
          determined by the Directors] of any dividend declared during the period starting the date of this Resolution and ending at the beginning of the 5th AGM of the Company next following the date of this Resolution and shall be permitted to do all acts and things required or permitted to be done in Article
          154 of the Articles of Association of the Company, and the
          number of new ordinary shares of 25 pence each in the capital of the Company that are received instead of cash in respect of the whole [or some part, to be determined by the
          Directors] of any dividend may be such that their relevant value

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          exceeds such cash amount [disregarding any tax credit] of the dividend that such holders of ordinary shares of 25 pence each in the capital of the Company elect to forgo by up to 5% for these purposes the relevant value has the same meaning and is calculated in the same manner as in Article 154(B) of the Articles of Association of the Company; [Authority expires at a period of 5 years from the date of this resolution]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SEGRO PLC (REIT), SLOUGH

SECURITY       G80277117                MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   20-Mar-2009
ISIN           GB00B1YFN979             AGENDA         701836718 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
S.1       Approve to sub-divide and reclassify the share capital of the   Management      For             For
          Company
2.        Approve to increase the authorized share capital of the         Management      For             For
          Company
3.        Authorize the Directors to allot ordinary shares in the         Management      For             For
          capital of the Company
S.4       Approve to disapply pre-emption rights                          Management      For             For
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT              Non-Voting
          OF CONSERVATIVE CUT-OFF DAT-E. IF YOU HAVE ALREADY
          SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
          PROXY FOR-M UNLESS YOU DECIDE TO AMEND YOUR
          ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CENTRAL PATTANA PUBLIC CO LTD

SECURITY        Y1242U128               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   25-Mar-2009
ISIN            TH0481010R10            AGENDA         701838318 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.                     Non-Voting
          PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD     Non-Voting
          YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR
          AN ENTRANCE CARD BY CONTACTING YOUR-CLIENT REPRESENTATIVE.
          THANK YOU
1.        To certify the minutes of the AGM of shareholders number        Non-Voting
          1/2008
2.        To approve the entry into sub-lease agreement of assets in      Non-Voting
          Lardprao project wi-th Central International Development
          Company Limited, which is a connected tra-nsaction
3.        Other business                                                  Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CASTELLUM AB

SECURITY        W2084X107               MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   26-Mar-2009
ISIN            SE0000379190            AGENDA         701818188 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER     Non-Voting
          SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE
          AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE
          OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU
          HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
          REPRESENTATIVE
          MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER             Non-Voting
          INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS
          MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE
          BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE
          POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS
          INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED
          PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION             Non-Voting
          IN SWEDEN. THANK YOU.
          PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.                     Non-Voting
1.        Elect Mr. Claes Beyer as Chairman of the meeting                Management      For             For
2.        Approve the voting list                                         Management      For             For
3.        Approve the agenda                                              Management      For             For
4.        Elect 1 or 2 persons to verify the minutes                      Management      For             For
5.        Approve whether or not the general meeting has been duly        Management      For             For
          convened
6.        Receive: a) the annual accounts and the audit report as well    Management      For             For
          as the Group accounts and the Group audit report, b) the
          Auditor's statement regarding the Company's compliance with the guidelines for remuneration to the Members of the
          Executive Management, in effect since the previous AGM; and
          in connection thereto, presentation by the Chairman of the
          Board of Directors and the Managing Director
7.        Adopt the profit and loss account and balance sheet as well     Management      For             For
          as the consolidated profit and loss account and the
          consolidated balance sheet
8.        Approve a distribution of SEK 3.15 per share as proposed by     Management      For             For
          the Board of Directors and 31 MAR 2009 as the Record day for
          distribution, which means that the last trading day for
          shares including distribution will be 26 MAR 2009
9.        Grant discharge from liability towards the Company in respect   Management      For             For
          of the Members of the Board of Directors and the Managing
          Director
10.       Receive the Election Committee's report on its work and the     Management      For             For
          Election Committee's statement concerning its proposals
          regarding the Board of Directors
11.       Approve that the Board of Directors shall consist of 6          Management      For             For
          Members

14-Jul-2009

                            INVESTMENT COMPANY REPORT

12.       Approve that the remuneration to the Members of the Board of    Management      For             For
          Directors be SEK 1,525,000 out of which SEK 450,000 should be allocated to the Chairman of the Board of Directors and SEK
          215,000 to each of the remaining Members of the Board of
          Directors, the proposal entails that the remuneration per
          person remains the same but that the overall remuneration is reduced by SEK 215,000 since the Board of Directors is
          reduced by 1 Member; the amounts include compensation for
          committee work
13.       Re-elect Messrs. Jan Kvarnstrom, Per Berggren, Christer         Management      For             For
          Jacobson and Goran Linden and Mrs. Marianne Dicander
          Alexandersson and Mrs. Ulla-Britt Frajdin-Hellqvist as
          Members of the Board of Directors and Mr. Jan Kvarnstrom as
          the Chairman of the Board of Directors; accordingly, all
          present members of the Board of Directors, except for Mr.
          Mats Wappling who has declined re-election, are proposed for re-election
14.       Approve the establishment of an Election Committee for the      Management      For             For
          next AGM
15.       Approve the guidelines for the remuneration to the Members of   Management      For             For
          the Executive Management of the Company
16.       Approve that the Board of Directors shall continue to be        Management      For             For
          authorized to, until the next annual general meeting of
          shareholders, acquire, on 1 or several occasions, the
          Company's own shares provided that the Company will at no
          time hold more than 10% of the total shares in the company and to transfer the number of own shares held at the time, with deviation from the shareholders preferential rights

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY        G52440107               MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   31-Mar-2009
ISIN            BMG524401079            AGENDA         701831489 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR AGAINST" FOR T-HE RESOLUTION THANK YOU.
1.        Approve the Master Joint Venture Agreement; and authorize the   Management      For             For
          Board to take all such actions as it considers necessary or desirable to implement the Master Joint Venture Agreement and the transactions

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS

SECURITY        F5396X102               MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   09-Apr-2009
ISIN            FR0000121964            AGENDA         701829802 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          "French Resident Shareowners must complete, sign and forward    Non-Voting
          the Proxy Card di-rectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The followi-ng applies to Non-Resident Shareowners: Proxy Cards: Voting
          instructions wil-l be forwarded to the Global Custodians that have become Registered Intermedia-ries, on the Vote Deadline
          Date. In capacity as Registered Intermediary, the G-lobal
          Custodian will sign the Proxy Card and forward to the local custodian. I-f you are unsure whether your Global Custodian acts as Registered Intermediary-, please contact your
          representative"
          PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE       Non-Voting
          OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE
          TREATED AS AN "AGAINST" VOTE.
          PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.              Non-Voting
O.1       Approve the financial statements and statutory reports          Management      For             For
O.2       Approve to accept the consolidated financial statements and     Management      For             For
          statutory reports
O.3       Approve the Auditors' special report regarding related-party    Management      For             For
          transactions
O.4       Approve the allocation of income and dividends of EUR 1.25      Management      For             For
          per share
O.5       Approve the Stock Dividend Program                              Management      For             For
O.6       Re-elect Mr. Bertrand Jacquillat as a Supervisory Board         Management      For             For
          Member
O.7       Re-elect Mr. Bertrand Letamendia as a Supervisory Board         Management      For             For
          Member
O.8       Re-elect Mr. Philippe Thel as a Supervisory Board Member        Management      For             For
O.9       Appoint Mr. Michel Clair as a Supervisory Board Member          Management      For             For
O.10      Appoint Mrs. Sarah Roussel as a Supervisory Board Member        Management      For             For
O.11      Grant authority for the repurchase of up to 10% of issued       Management      For             For
          share capital
E.12      Approve to reduce the share capital via cancellation of         Management      For             For
          repurchased shares
E.13      Grant authority for the issuance of equity or equity-linked     Management      For             For
          securities with preemptive rights up to aggregate nominal
          amount of EUR 60 millions
E.14      Grant authority for the issuance of equity or equity-linked     Management      Against         Against
          securities without preemptive rights up to aggregate nominal amount of EUR 60 millions
E.15      Authorize the Board to set issue price annually for 10% of      Management      Against         Against
          issued capital per year pursuant to issue authority without preemptive rights
E.16      Authorize the Board to increase capital in the event of         Management      Against         Against
          additional demand related to issuances with or without
          preemptive rights submitted to shareholder vote
E.17      Grant authority for the capital increase of up to 10% of        Management      For             For
          issued capital for future acquisitions

14-Jul-2009

                            INVESTMENT COMPANY REPORT

E.18      Grant authority for the capitalization of reserve of up to      Management      For             For
          EUR 100 million for bonus issue or increase in par value
E.19      Approve the employee saving related Share Purchase Plan         Management      For             For
E.20      Grant authority up to 0.5% of issued capital for use in         Management      Against         Against
          Restricted Stock Plan
E.21      Grant authority up to 1% of issued capital for use in Stock     Management      For             For
          Option Plan
E.22      Approve to set Global Limit for capital increase to result      Management      For             For
          from all issuance requests at EUR 100 million
E.23      Grant authority for the filling of required documents/other     Management      For             For
          formalities

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ICADE SA, PARIS

SECURITY        F30198109               MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   15-Apr-2009
ISIN            FR0000035081            AGENDA         701857407 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          French resident shareowners must complete, sign and forward     Non-Voting
          the proxy card directly to the sub custodian. Please contact your client service representative to obtain the necessary card, account details and directions. The following applies to non-resident shareowners: proxy cards: voting instructions will be forwarded to the global custodians that have become registered intermediaries, on the vote deadline date. In
          capacity as registered intermediary, the global custodian
          will sign the proxy card and forward to the local custodian.
          If you are unsure whether your global custodian acts as
          registered intermediary, please contact your representative
          PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE       Non-Voting
          OPTIONS ARE "FOR" AND "AGAINST" A VOTE OF "ABSTAIN" WILL BE
          TREATED AS AN "AGAINST" VOTE.
O.1       Approve the financial statements and statutory reports          Management      For             For
O.2       Approve the Auditors' special report regarding the              Management      For             For
          related-party transactions
O.3       Grant discharge to the Chairman/Chief Executive Officer and     Management      For             For
          the Directors
O.4       Approve the allocation of income and dividends of EUR 3.25      Management      For             For
          per share
O.5       Approve the consolidated financial statements and statutory     Management      For             For
          reports
O.6       Appoint Mr. Alain Quinet as a Director                          Management      For             For
O.7       Appoint Mr. Olivier Bailly as a Director                        Management      For             For
O.8       Re-elect Mr. Thomas Francis Gleeson as a Director               Management      For             For
O.9       Approve the remuneration of the Directors in the aggregate      Management      For             For
          amount of EUR 300,000
O.10      Grant authority to the repurchase of up to 10% of issued        Management      For             For
          share capital
E.11      Grant authority to the capitalization of reserves of up to      Management      For             For
          EUR 15 Million for bonus issue or increase in par value
E.12      Grant authority to the issuance of equity or equity-linked      Management      For             For
          securities with preemptive rights up to aggregate nominal
          amount of EUR 15 Million
E.13      Grant authority to the issuance of equity or equity-linked      Management      For             For
          securities without preemptive rights up to aggregate nominal amount of EUR 15 Million
E.14      Authorize the Board to increase capital in the event of         Management      For             For
          additional demand related to delegations submitted to
          shareholder vote above
E.15      Grant authority to the capital increase of up to EUR 15         Management      For             For
          Million for future exchange offers
E.16      Grant authority to the capital increase of up to 10% of         Management      For             For
          issued capital for future acquisitions
E.17      Approve the Employee Stock Purchase Plan                        Management      For             For
E.18      Grant authority up to 1.5% of issued capital for use in Stock   Management      Against         Against
          Option Plan

14-Jul-2009

                            INVESTMENT COMPANY REPORT

E.19      Grant authority up to 1% of issued capital for use in           Management      Against         Against
          restricted Stock Plan
E.20      Approve the reduction in share capital via cancellation of      Management      For             For
          repurchased shares
E.21      Grant authority to the filing of required documents/other       Management      For             For
          formalities

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CORIO NV

SECURITY       N2273C104                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   17-Apr-2009
ISIN           NL0000288967             AGENDA         701873893 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING AT THIS         Non-Voting
          GENERAL MEETING ARE RELAXED. BLOCKING PERIOD ENDS ONE DAY
4          AFTER THE REGISTRATION DATE SET ON 03 APR-2009. SHARES CAN BE
          TRADED THEREAFTER. THANK YOU.
1.        Opening of the meeting and announcements                        Non-Voting
2.        Report of the Management Board on the 2008 FY                   Non-Voting
3.        Amendment of the dividend policy                                Non-Voting
4.        Adopt the financial statements for the 2008 FY                  Management      For             For
5.A       Approve to declare a dividend of EUR 2.64 per share for 2008    Management      For             For
5.b       Approve to provide shareholders with a choice whereby each      Management      For             For
          shareholder may choose to either receive the dividend
          entirely in cash less 15% dividend tax, or entirely in shares payable out of the share premium reserves, or a combination thereof, provided that in connection with the fiscal
          obligation to pay dividends under the FBI requirements a
          maximum percentage of the total dividend will be determined and may be paid out in shares, this maximum percentage will be announced at the latest on the shareholders meeting of 17
          APR 2009, as specified
6.        Grant discharge to the Members of the Management Board for      Management      For             For
          the 2008 FY
7.        Grant discharge to the Members of the Supervisory Board for     Management      For             For
          the 2008 FY
8.a       Approve that Mr. Doets and Mr. Doijer will be resigning in      Management      For             For
          accordance with the rotation schedule as of the close of the general meeting of shareholders
8.b       Re-appoint Mr. Doijer as Member of the Supervisory Board,       Management      For             For
          subject to the condition precedent that the General Meeting of Shareholders does not exercise its right as stated at 8
          [c] and does not request an extension of time for the motions in order to make a recommendation.
8.c       Approve to recommend persons to be proposed as the              Management      For             For
          Supervisory Board Members
8.d       Approve, as soon as the condition precedent referred to at 8    Management      For             For
          (b) enters into force, the Supervisory Board will table the motion to re-appoint Mr. Doijer
8.e       Approve to recommend a person to be proposed for the            Management      For             For
          appointment as Member of the Supervisory Board, however the person recommended by the Supervisory Board does have the
          consent of the works council, motion by the Supervisory Board to appoint Mr. G. A. Beijer as Member of the Supervisory
          Board subject to the condition precedent that the general
          meeting of shareholders does not exercise its right as stated
          at 8 [f] and does not request an extension of time for the motions in order to make a recommendation, furthermore the
          Dutch Authority on financial markets [Autoriteit Financiele
          Markten] should establish the dependability [Betrouwbaarheid]
          of Mr. Beijer as required by Article 4:10 of the Dutch Act on financial supervision [Wet op het financieel toezicht]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

8.f       Approve to recommend persons to be proposed as Supervisory      Management      For             For
          Board Members
8.g       Appoint Mr. Beijer, as soon as the condition precedent          Management      For             For
          referred to  at 8 [e] enters into force
9.        Re-appoint KPMG Accountants N.V as the External Auditor for     Management      For             For
          the 2009 FY
10.       Amend the Articles of Association including an authorization    Management      For             For
          to execute the deed of amendment
11.       Approve the language of the financial statements and the        Management      For             For
          annual report
12.       Any other business                                              Non-Voting
13.       Closing                                                         Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN

SECURITY       T5331M109                MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2009
ISIN           IT0003745889             AGENDA         701855100 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                   Non-Voting
          REACH QUORUM, THERE WILL BE A SE-COND CALL ON 24
          APR 2009. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
          WILL REMAIN V-ALID FOR ALL CALLS UNLESS THE AGENDA
          IS AMENDED. PLEASE BE ALSO ADVISED THAT Y-OUR
          SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
          THE MEETING IS CANCELLED-. THANK YOU.
1.        Approve the financial statement at 31 DEC 2008 of the Board     Management      For             For
          of Directors, the Auditors, the Audit Firm report and the
          consolidated financial statement at 31 DEC 2008, any
          adjournment thereof
2.        Appoint the Board of Directors and approve to determine its     Management      Against         Against
          components, terms and emoluments
3.        Appoint the Board of Auditors and the Chairman for years 2009   Management      Against         Against
          -2011 and approve to determine their emoluments
4.        Approve to renew the authorization to buy and sell own shares   Management      For             For
5.        General business                                                Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CAPITALAND LTD

SECURITY       Y10923103                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2009
ISIN           SG1J27887962             AGENDA         701859766 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and adopt the Directors report and audited financial    Management      For             For
          statements for the YE 31 DEC 2008 and the Auditors report
          thereon
2.        Declare a first and final 1-tier dividend of SGD 0.055 per      Management      For             For
          share and a special 1-tier dividend of SGD 0.015 per share for the year ended 31 DEC 2008
3.        Approve the Directors fees of SGD 1,137,555 for the YE 31 DEC   Management      For             For
          2008, [2007: SGD 1,323,900]
4.1       Re-appoint Dr. Hu Tsu Tau as a Director, who retires under      Management      For             For
          Section 153[6] of the Companies Act, Chapter 50 of
          Singapore, to hold office from the date of this AGM until the next AGM
4.2       Re-appoint Mr. Lim Chin Beng as a Director, who retires under   Management      For             For
          Section 153[6] of the Companies Act, Chapter 50 of Singapore,
          to hold office from the date of this AGM until the next AGM
4.3       Re-appoint Mr. Richard Edward Hale as a Director, who retires   Management      For             For
          under Section 153[6] of the Companies Act, Chapter 50 of
          Singapore, to hold office from the date of this AGM until the next AGM
5.1       Re-elect Mr. James Koh Cher Siang as a Director, who retires    Management      For             For
          by rotation pursuant to Article 95 of the Articles of
          Association of the Company
5.2       Re-elect Mrs. Arfat Pannir Selvam as a Director, who retires    Management      For             For
          by rotation pursuant to Article 95 of the Articles of
          Association of the Company
5.3       Re-elect Prof. Kenneth Stuart Courtis as a Director, who        Management      For             For
          retires by rotation pursuant to Article 95 of the Articles of
          Association of the Company
6.        Re-appoint Messrs KPMG LLP as Auditors of the Company and       Management      For             For
          authorise the Directors to fix their remuneration.
7.        Transact other business                                         Non-Voting
8.A       Authorize the Directors of the Company pursuant to Section      Management      For             For
          161 of the Companies Act, Chapter 50 of Singapore, to: issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, Instruments that might or would require shares to be issued, including but not
          limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit, and [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force, provided that: the aggregate number of shares to be issued pursuant to this Resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this
          Resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the
          Company [as calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company
          [including shares to be issued in pursuance of Instruments made or granted pursuant to

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          this Resolution] does not exceed 10% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with this
          Resolution]; [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading
          Limited [SGX-ST] for the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares]
          shall be based on the total number of issued shares
          [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after adjusting for: new shares arising from the conversion or exercise of any
          convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this
          Resolution is passed; and any subsequent bonus issue,
          consolidation or subdivision of shares; in exercising the
          authority conferred by this Resolution, the Company shall
          comply with the provisions of the Listing Manual of the
          SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of
          Association for the time being of the Company; [Authority
          expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held];
8.B       Authorize the Directors to grant awards in accordance with      Management      Against         Against
          the provisions of the CapitaLand Performance Share Plan
          [Performance Share Plan] and/or the CapitaLand Restricted
          Stock Plan [Restricted Stock Plan]; and to allot and issue from time to time such number of shares in the Company as may be required to be issued pursuant to the exercise of options under the CapitaLand Share Option Plan and/or such number of fully paid shares in the Company as may be required to be
          issued pursuant to the vesting of awards under the
          Performance Share Plan and/or the Restricted Stock Plan,
          provided that: the aggregate number of shares to be issued pursuant to options granted under the CapitaLand Share Option
          Plan and the vesting of awards granted or to be granted under the Performance Share Plan and the Restricted Stock Plan
          shall not exceed 15% of the total number of issued shares
          [excluding treasury shares] in the capital of the Company
          from time to time; and the aggregate number of new shares
          under awards which may be granted pursuant to the Performance
          Share Plan and the Restricted Stock Plan; [Authority expires during the period commencing from the date of this AGM and ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held], shall not exceed 2% of the total number of issued
          shares [excluding treasury shares] in the capital of the
          Company from time to time

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CAPITALAND LTD

SECURITY       Y10923103                MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   23-Apr-2009
ISIN           SG1J27887962             AGENDA         701859778 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Authorize the Directors of the Company and approve the [the     Management      For             For
          Share Purchase Mandate], for the purposes of Sections 76C and
          76E of the Companies Act, Chapter 50 [the Companies Act], to
          purchase or otherwise acquire ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the
          Maximum Limit [as hereafter defined), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as hereafter defined], whether by way of:
          [i] market purchase[s] on the Singapore Exchange Securities
          Trading Limited [SGX-ST] and/or any other stock exchange on which the Shares may for the time being be listed and quoted
          [Other Exchange]; and/or[ii] off-market purchase[s] [if
          effected otherwise than on the SGX-ST or, as the case may be,
          Other Exchange] in accordance with any equal access scheme[s]
          as may be determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the
          conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, Other Exchange as may for the time being be applicable; [Authority expires the earlier of the date on which the next Annual General Meeting of the
          Company is held; or the date by which the next Annual General
          Meeting of the Company is required by law to be held and
          authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may
          consider expedient or necessary to give effect to the
          transactions contemplated and/or authorized by this
          Resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HCP, INC.

SECURITY        40414L109               MEETING TYPE   Annual
TICKER SYMBOL   HCP                     MEETING DATE   23-Apr-2009
ISIN            US40414L1098            AGENDA         933008915 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     ROBERT R. FANNING, JR.                                                    For             For
          2     JAMES F. FLAHERTY III                                                     For             For
          3     CHRISTINE N. GARVEY                                                       For             For
          4     DAVID B. HENRY                                                            For             For
          5     LAURALEE E. MARTIN                                                        For             For
          6     MICHAEL D. MCKEE                                                          For             For
          7     HAROLD M. MESSMER, JR.                                                    For             For
          8     PETER L. RHEIN                                                            For             For
          9     KENNETH B. ROATH                                                          For             For
          10    RICHARD M. ROSENBERG                                                      For             For
          11    JOSEPH P. SULLIVAN                                                        For             For
02        TO APPROVE AMENDMENTS TO HCP'S 2006 PERFORMANCE INCENTIVE       Management      For             For
          PLAN
03        TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS HCP'S         Management      For             For
          INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31,
          2009

14-Jul-2009

                            INVESTMENT COMPANY REPORT

LIFESTYLE INTL HLDGS LTD

SECURITY        G54856128               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-Apr-2009
ISIN            KYG548561284            AGENDA         701859689 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO                    Non-Voting
          VOTE  "IN FAVOR" OR "AGAINST" FOR-ALL RESOLUTIONS.
          THANK YOU.
1.        Receive and consider the audited consolidated financial         Management      For             For
          statements of the Company and the reports of the Directors and the Auditors for the YE 31 DEC 2008
2.        Approve the final dividend for the YE 31 DEC 2008               Management      For             For
3.1       Re-elect Mr. Doo Wai-Hoi William as an Executive Director       Management      For             For
3.2       Re-elect Mr. Lau Luen-Hung Joseph as a Non-Executive Director   Management      For             For
3.3       Re-elect Mr. Hui Chiu-Chung Stephen as an Independent Non-      Management      For             For
          Executive Director
3.4       Authorize the Board of Directors to fix the Directors'          Management      For             For
          remuneration
4.        Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors     Management      For             For
          and authorize the Board of Directors to fix their
          remuneration
5.a       Authorize the Directors of the Company to repurchase issued     Management      For             For
          shares of the Company of HKD 0.005 each on The Stock Exchange of Hong Kong Limited [the Stock Exchange ] or on any other stock exchange on which the shares of the Company may be
          listed and recognized by the Securities and Futures
          Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and
          requirements of the Rules Governing the Listing of Securities
          on the Stock Exchange as amended from time to time [the
          Listing Rules] during the relevant period; the aggregate
          nominal amount of the shares of the Company to be repurchased by the Directors of the Company pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said approval
          shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
          expiration of the period within which the next AGM of the
          Company is required by any applicable laws or the Articles of the Company to be held]
5.b       Authorize the Directors of the Company to allot, issue and      Management      Against         Against
          otherwise deal with additional ordinary shares of the Company and to make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers, subject to and in accordance with all applicable laws; during the relevant period, shall note exceed 20% of the aggregate nominal amount of the share capital of the
          Company, otherwise than pursuant to i) a Rights Issue; or ii)
          the exercise of any options granted under the share option scheme or similar arrangement for the time being adopted or to be adopted for the grant or issue of options to subscribe for, or rights to acquire shares of the Company approved by the Stock Exchange; or iii) any scrip dividend or similar
          arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of the Company; "Rights Issue"
          means the allotment, issue or grant of shares open for a
          period fixed by the Directors to holders of the shares or any class of shares thereof on the register of members

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          on a fixed record date in proportion to their then holdings of such shares [subject to such exclusions or other
          arrangements as the Directors of the Company may deem
          necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the laws of any relevant jurisdiction, or the requirements of any recognized regulatory body or any stock exchange in, any
          territory applicable to the Company]
5.c       Approve, conditional upon the passing of Resolutions 5A and     Management      Against         Against
          5B, to the general mandate granted to the Directors of the
          Company pursuant to Resolution 5B by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company as stated in Resolution 5A above provided that such amount shall not exceed 10% of the
          aggregate nominal amount of the issued share capital of the
          Company as at the date of passing this resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CITY DEVELOPMENTS LTD, SINGAPORE

SECURITY       V23130111                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   29-Apr-2009
ISIN           SG1R89002252             AGENDA         701868309 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the audited financial statements and the reports of     Management      For             For
          the Directors and Auditors for the YE 31 DEC 2008
2.        Approve to declare a final tax-exempt [1-tier] ordinary         Management      For             For
          dividend of 7.5 cents per ordinary share for the YE 31 DEC
          2008 as recommended by the Directors
3.        Approve the Directors' Fees of SGD 308,000.00 for the YE 31     Management      For             For
          DEC 2008 [year 2007 : SGD 308,000.00] and Audit Committee
          Fees of SGD 47,500.00 per quarter for the period from 1 JUL
          2009 to 30 JUN 2010 [period from 1 JUL 2008 to 30 JUN 2009:
          SGD 47,500.00 per quarter], with payment of the Audit
          Committee fees to be made in arrears at the end of each
          calendar quarter
4.A       Re-elect Mr. Foo See Juan as a Director, who retires in         Management      For             For
          accordance with the Articles of Association of the Company
4.B       Re-elect Mr. Kwek Leng Peck as a Director, who retires in       Management      For             For
          accordance with the Articles of Association of the Company
5.A       Re-appoint Mr. Chee Keng Soon as a Director, pursuant to        Management      For             For
          Section 153(6) of the Companies Act, Chapter 50 of Singapore
          [the Companies Act], to hold office from the date of this AGM until the next AGM
5.B       Re-appoint Mr. Tang See Chim as a Director, pursuant to         Management      For             For
          Section 153(6) of the Companies Act, Chapter 50 of Singapore
          [the Companies Act], to hold office from the date of this AGM until the next AGM
6.        Re-appoint Messrs. KPMG LLP as the Auditors and authorize the   Management      For             For
          Directors to fix their remuneration
7.        Authorize the Directors to issue ordinary shares in the         Management      For             For
          capital of the Company whether by way of rights, bonus or
          otherwise; and/or make or grant offers, agreements or options
          [collectively, 'Instruments'] that might or would require
          ordinary shares to be issued, including but not limited to the creation and issue of [as well as adjustments to]
          warrants, debentures or other instruments convertible into ordinary shares, at any time and upon such terms and
          conditions and for such purposes and to such persons as the
          Directors may, in their absolute discretion, deem fit; and
          [notwithstanding the authority conferred by this ordinary
          resolution may have ceased to be in force] issue ordinary
          shares in pursuance of any Instrument made or granted by the
          Directors while this ordinary resolution was in force;
          provided that: 1) the aggregate number of ordinary shares to be issued pursuant to this ordinary resolution [including
          ordinary shares to be issued in pursuance of Instruments made or granted pursuant to this ordinary resolution but excluding ordinary shares which may be issued pursuant to any
          adjustments effected under any relevant instrument], does not exceed 100% of the total number of issued ordinary shares, excluding treasury shares, in the capital of the Company [s calculated in accordance with paragraph (3) of this ordinary resolution); and otherwise than by way of Renounceable rights issues [other share issues] does not exceed 50% of the total number of issued ordinary shares, excluding treasury shares, in the capital of the Company (as calculated in accordance with paragraph (3) of this Ordinary Resolution), of which the aggregate number of ordinary shares to be issued other than on a pro rata

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          basis to shareholders of the Company does not exceed 20% of the total number of issued ordinary shares, excluding
          treasury shares, in the capital of the Company [as calculated in accordance with paragraph (3) of this Ordinary
          Resolution]; 2) the renounceable rights issues and other
          Share Issues shall not, in aggregate, exceed 100% of the
          total number of issued ordinary shares, excluding treasury shares, in the capital of the Company [as calculated in
          accordance with paragraph (3) of this Ordinary Resolution 3)
          [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited
          [SGX-ST]] for the purpose of determining the aggregate number of ordinary shares that may be issued under this resolution, the percentage of issued ordinary shares shall be based on the issued ordinary shares in the capital of the Company at the time this resolution is passed, after adjusting for new ordinary shares arising from the conversion or exercise of any convertible securities or share options or vesting of
          share awards which are outstanding and subsisting at the time this resolution is passed; and ii) any subsequent
          consolidation or subdivision of ordinary shares 4) in
          exercising the authority conferred by this resolution, the
          Company shall comply with the provisions of the Listing
          Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of
          Association for the time being of the Company; [Authority
          expires the earlier at the conclusion of the next AGM of the
          Company or the date by which the next AGM of the Company is required by law to be held]
8.        Authorize the Directors of the Company to fix the issue price   Management      For             For
          for ordinary shares in the capital of the Company that may be issued by way of placement pursuant to the 20% sub-limit for other share issues on a non pro rata basis referred to in
          Resolution 7 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the
          Listing Manual of the SGXST
9.        Authorize the Directors of the Company, a) for the purposes     Management      For             For
          of Sections 76C and 76E of the Companies Act, to purchase or otherwise acquire issued ordinary shares and/or
          non-redeemable convertible non-cumulative preference shares
          [Preference Shares] not exceeding in aggregate the prescribed limit [as hereinafter defined], at such price or prices as may be determined by the Directors of the Company from time to time up to the maximum price [as hereinafter defined],
          whether by way of: i) market purchases [each a Market
          Purchase] on the SGX-ST; and/or ii) off-market purchases
          [each an Off-Market Purchase] effected otherwise than on the
          SGX-ST in accordance with any equal access scheme(s) as may be determined or formulated by the Directors of the Company as they may, in their absolute discretion, deem fit, which schemes shall satisfy all the conditions prescribed by the
          Companies Act, and otherwise in accordance with all other
          laws, regulations and rules of the SGX-ST as may for the time being be applicable; [Authority expires the earlier at the date on which the next AGM of the Company is held or the date by which the next AGM of the Company is required by law to be held; the date on which the authority conferred by the Share
          Purchase Mandate is varied or revoked in general meeting; or
          the date on which the purchases or acquisitions of ordinary shares and/or preference shares pursuant to the share
          purchase mandate are carried out to the full extent
          mandated]; C) the number of issued ordinary shares
          representing 10% of the total number of issued ordinary
          shares as at the date of the passing of this Resolution,
          [excluding any ordinary shares held as treasury shares], and in relation to any purchase or acquisition of preference
          shares, the number of issued preference shares representing
          10% of the total number of issued preference shares

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          as at the date of the passing of this Resolution; and
          'Maximum Price' in relation to an ordinary share or
          preference share to be purchased [as the case may be] means an amount [excluding brokerage, stamp duties, applicable
          goods and services tax and other related expenses] not
          exceeding i) in the case of a Market Purchase, 105% of the average closing price of the ordinary shares or preference shares [as the case may be]; an ii) in the case of an
          Off-Market Purchase, 120% of the Highest Last Dealt Price of
          the Ordinary Shares or preference shares [as the case may
          be], where: Average Closing Price means the average of the
          Closing Market Prices of the ordinary shares or preference shares [as the case may be] over the last five (5) market
          days on the SGX-ST, on which transactions in the ordinary
          shares or preference shares were recorded, immediately
          preceding the day of the market purchase by the Company, and deemed to be adjusted for any corporate action that occurs after such 5-market day period; 'Closing Market Price' means the last dealt price for an ordinary share or preference
          share [as the case may be] transacted through the SGX-ST's
          Central Limit Order Book [CLOB] trading system as shown in any publication of the SGX-ST or other sources; 'Highest Last
          Dealt Price' means the highest price transacted for an
          ordinary share or preference share [as the case may be] as recorded on the SGX-ST on the market day on which there were trades in the ordinary shares or preference shares
          immediately preceding the day of the making of the offer
          pursuant to the Off-Market Purchase; 'day of the making of the offer means the day on which the Company makes an offer for the Off-Market purchase of ordinary shares or preference shares, as the case may be, from holders of ordinary shares or holders of preference shares, stating the purchase price
          [which shall not be more than the Maximum Price for an
          Off-Market Purchase, calculated on the foregoing basis]for each ordinary share or preference share, and the relevant
          terms of the equal access scheme for effecting the Off-Market
          Purchase; and 'Market Day' means a day on which the SGX-ST is pen for trading in securities; and d) authorize the Directors to complete and do all such acts and things [including
          executing such documents as may be required] as they may
          consider expedient or necessary to give effect to the
          transactions contemplated by this Resolution
10.       Approve the Directors to offer and grant options in             Management      Against         Against
          accordance with the provisions of the City Developments Share
          Option Scheme 2001 [the Scheme] and to allot and issue from time to time such number of ordinary shares in the capital of the Company as may be required to be issued pursuant to the exercise of the options granted under the Scheme provided
          that the aggregate number of new ordinary shares to be issued pursuant to the Scheme shall not exceed 8% of the total
          number of issued ordinary shares, excluding treasury shares, in the capital of the Company from time to time
11.       a) Approve, the purpose of Chapter 9 of the Listing Manual of   Management      For             For
          the SGX-ST, for the Company, its subsidiaries and its
          associated companies that are not listed on the SGX-ST, or an approved exchange, over which the Company, its subsidiaries and/or its interested person(s), have control, or any of
          them, to enter into any of the transactions falling within the category of Interested Person Transactions, particulars of which are set out in the Company s Circular to
          Shareholders dated 28 APR 2003 [the Circular] with any party who is of the class or classes of Interested Persons
          described in the Circular, provided that such transactions are entered into in accordance with the review procedures for
          Interested Person Transactions as set out in the Circular,
          and that

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          such approval [the IPT Mandate], shall unless revoked or
          varied by the Company in General Meeting, continue in force until the next Annual General Meeting of the Company; and b)
          authorize the Directors of the Company and each of them to complete and do all such acts and things [including executing all such documents as may be required] as they or he may
          consider expedient or necessary
          Transact any other business                                     Non-Voting

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SEGRO PLC (REIT), SLOUGH

SECURITY        G80277117               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Apr-2009
ISIN            GB00B1YFN979            AGENDA         701859475 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive the financial statements for the YE 31 DEC 2008 and     Management      For              For
          the reports of the Directors and Auditors thereon
2.        Declare a final dividend of 5.4 pence [to be paid as a          Management      For              For
          property income distribution] per ordinary share, recommended by the Directors in respect of the YE 31 DEC 2008, payable on
          06 MAY 2009 to holders of ordinary shares registered at the close of business on 03 APR 2009
3.        Approve the remuneration report for the YE 31 DEC 2008          Management      For              For
4.        Elect Ms. Ines Reinmann as a Director                           Management      For              For
5.        Elect Mr. Ian Sutcliffe as a Director                           Management      For              For
6.        Re-elect Mr. Nigel Rich                                         Management      For              For
7.        Re-elect Mr. Andrew Palmer                                      Management      For              For
8.        Re-elect Mr. Christopher Peacock                                Management      For              For
9.        Re-appoint Deloitte LLP as the Company's Auditors to hold       Management      For              For
          office until the conclusion of the next general meeting at which financial statements are laid before the Company
10.       Authorize the Directors to determine the remuneration of the    Management      For              For
          Auditors
11.       Authorize the Company in accordance with the Companies Act      Management      For              For
          2006 [the "2006 Act"], the Company and all the Companies that are subsidiaries of the Company at the time at which this
          resolution is passed, or at any time during the period for which this resolution has effect are authorized to (i) make political donations to political parties or independent
          election candidates, as defined in the 2006 Act, not
          exceeding GBP 20,000 in total; (ii) make political donations to political organizations other than political parties, as specified in the 2006 Act, not exceeding GBP 20,000 in total;
          and (iii) incur political expenditure as defined in the 2006
          Act, not exceeding GBP 20,000 in total, during the period
          beginning with the date of the passing of this resolution and ending on 30 MAY 2010 or, if earlier, at the conclusion of the day on which the AGM of the Company is to be held in
          2010, in any even the aggregate amount of political donations and political expenditure made or incurred by the Company and its subsidiaries pursuant to this resolution shall not exceed
          GBP 40,000
S.12      Authorize the Directors by Article 10(a) of the Company's       Management      For              For
          Articles of Association be renewed for a period ending on the date of the Company's next AGM or, if earlier, on 29 JUL 2010
          [unless previously renewed, varied or revoked] and for that period, the Section 80 Amount is GBP 18,924,571

14-Jul-2009

                            INVESTMENT COMPANY REPORT

S.13      Authorize the Directors, in addition and without prejudice to   Management      For             For
          the authority renewed in Resolution 12 above, to exercise an powers of the Company to allot equity securities [as
          specified in the Companies Act 1985 [the "1985 Act"] in
          connection with a rights issue [as specified in the Listing
          Rules of the United Kingdom Listing Authority] by the Company
          of ordinary shares up to an aggregate nominal amount of GBP
          18,924,571 [Authority expires the earlier of the conclusion of the next AGM of the Company or 29 APR 2010]; and the
          Directors may allot equity securities after the expiry of
          this authority in pursuance of such an offer or agreement
          made prior to such expiry
S.14      Authorize the Directors, subject to the passing of Resolution   Management      For             For
          12, the authority conferred on the Directors by Article 10(b)
          of the Articles of Association of the Company shall be
          renewed for a period commencing on the date hereof and
          expiring at the next AGM of the Company or, if earlier on 29
          JUL 2010 [unless previously renewed, varied or revoked], and for the purposes of Article 10(b) of the Articles of
          Association of the Company, the Section 89 Amount shall be
          GBP 2,838,685
S.15      Authorize the Directors, subject to the passing of Resolution   Management      For             For
          13 above, the Directors be and are hereby empowered to allot equity securities [as specified in the 1985 Act) for cash
          pursuant to the authority conferred by Resolution 13 above provided that this power shall expire on the earlier of 29
          APR 2010 or the date of the Company's next AGM
S.16      Authorize the Company be and is hereby generally and            Management      For             For
          unconditionally authorized for the purposes of Section 166 of the 1985 Act to make market purchases of ordinary shares of
          1p each in the capital of the Company provided that a) the maximum aggregate number of ordinary shares which may be
          purchased pursuant to this authority is GBP 5,677,371; b) the minimum price which may be paid for each ordinary share
          [exclusive of expenses] is 1p; c)the maximum price which may be paid for each on share [exclusive of exp must not be more than 105% of the average of the middle market quotation for an ordinary share as derived from the London Stock Exchange
          Daily Official List for the 5 business days immediate
          preceding the day on which such ordinary share is contracted to be purchased; [Authority shall expire [unless previously renewed, varied or revoked] at the conclusion of the next AGM of the Company or on 29 JUL 2010]; and e) before this
          authority expires, the Company may make a contract to
          purchase its or shares under this authority which would or might involve the Company purchasing its own shares after
          this authority expires
S.17      Approve, that a general meeting other than an AGM may be        Management      For                 For
          called on not less than 14 dear days' notice
S.18      Approve, that the terms of the Transfer Deed for the            Management      For                 For
          acquisition of 436,720,892 deferred shares of 26 1/12 pence each in the capital of the Company [the "Deferred Shares"]
          between the Company and all holders of Deferred Shares for no value as set out in the draft contract produced to the
          meeting and initialed by the Chairman of the meeting for the purposes identification [the "Transfer Deed"], and authorize the Company, to enter into the Transfer Deed, the authority granted by this resolution will expire on 29 SEP 2010

14-Jul-2009

                            INVESTMENT COMPANY REPORT

RISANAMENTO SPA, NAPOLI

SECURITY        T7923G102               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   30-Apr-2009
ISIN            IT0001402269            AGENDA         701875328 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Approve to accept financial statements, consolidated            Management      For             For
          financial statements, and statutory reports
2.        Approve to fix number of Directors and determine their          Management      For             For
          remuneration, elect the Directors, and appoint the Chairman
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING    Non-Voting
          DATE.IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
          RETURN THIS PROXY FORM UNLESS YOU DE-CIDE TO AMEND YOUR
          ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

ESSEX PROPERTY TRUST, INC.

SECURITY        297178105               MEETING TYPE   Annual
TICKER SYMBOL   ESS                     MEETING DATE   05-May-2009
ISIN            US2971781057            AGENDA         933028955 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     GEORGE M. MARCUS                                                          For             For
          2     GARY P. MARTIN                                                            For             For
          3     MICHAEL J. SCHALL                                                         For             For
02        RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE              Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY
          FOR THE YEAR ENDING DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HONGKONG LD HLDGS LTD

SECURITY       G4587L109                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   06-May-2009
ISIN           BMG4587L1090             AGENDA         701894859 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1.        Receive and approve the financial statements and the            Management      For             For
          Independent Auditor's report for the YE 31 DEC 2008 and
          declare a final dividend
2.        Re-elect Mr. Mark Greenberg as a Director                       Management      Against         Against
3.        Re-elect Mr. R.C. Kwok as a Director                            Management      Against         Against
4.        Re-elect Lord Powell of Bayswater as a Director                 Management      Against         Against
5.        Re-elect Mr. Percy Weatherall as a Director                     Management      Against         Against
6.        Re-appoint the Auditors and authorize the Directors to fix      Management      Against         Against
          their remuneration
7.        Authorize the Directors during the relevant period, for the     Management      For             For
          purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the Company in general
          meeting, of all powers of the Company to allot or issue
          shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period up to an aggregate nominal amount of USD 75.0 million, and the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash, whether pursuant to an option or otherwise, by the
          Directors pursuant to the approval in this resolution,
          otherwise than pursuant to a rights issue, for the purposes of this resolution, rights issue being an offer of shares or other securities to holders of shares or other securities on the register on a fixed record date in proportion to their then holdings of such shares or other securities or otherwise in accordance with the rights attaching thereto, subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional
          entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory, or upon conversion of the USD 400,000,000 2.75% guaranteed convertible bonds
          convertible into fully paid shares of the company, shall not exceed USD 11.2 million, and the said approval shall be
          limited accordingly
8.        Authorize the Directors of all powers of the Company to         Management      For             For
          purchase its own shares, subject to and in accordance with all applicable laws and regulations, during the relevant
          period, for the purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next AGM, or the
          expiration of the period within which such meeting is
          required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the Company in general meeting, and the aggregate nominal amount of shares of the Company which the company may
          purchase pursuant to the approval in this resolution shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          meeting, and such approval shall be limited accordingly, and where permitted by applicable laws and regulations and subject to the limitation in this resolution, extend to permit the purchase of shares of the Company, i, by subsidiaries of the company and, ii, pursuant to the terms of put warrants or financial instruments having similar effect, put warrants, whereby the Company can be required to purchase its own shares, provided that where put warrants are issued or offered pursuant to a rights issue, as defined in resolution 7, the price which the Company may pay for shares purchased on exercise of put warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the company of the proposed issue of put warrants

14-Jul-2009

                            INVESTMENT COMPANY REPORT

STARWOOD HOTELS & RESORTS WORLDWIDE

SECURITY       85590A401                MEETING TYPE   Annual
TICKER SYMBOL  HOT                      MEETING DATE   06-May-2009
ISIN           US85590A4013             AGENDA         933017421 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1    ADAM ARON                                                                  For             For
          2    CHARLENE BARSHEFSKY                                                        For             For
          3    THOMAS CLARKE                                                              For             For
          4    CLAYTON DALEY, JR.                                                         For             For
          5    BRUCE DUNCAN                                                               For             For
          6    LIZANNE GALBREATH                                                          For             For
          7    ERIC HIPPEAU                                                               For             For
          8    STEPHEN QUAZZO                                                             For             For
          9    THOMAS RYDER                                                               For             For
          10   FRITS VAN PAASSCHEN                                                        For             For
          11   KNEELAND YOUNGBLOOD                                                        For             For
02        RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE     Management      For             For
          COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
          THE FISCAL YEAR ENDING DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

FEDERAL REALTY INVESTMENT TRUST

SECURITY       313747206                MEETING TYPE   Annual
TICKER SYMBOL  FRT                      MEETING DATE   06-May-2009
ISIN           US3137472060             AGENDA         933020581 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET FORTH IN     Management      For             For
          THE ACCOMPANYING PROXY STATEMENT: GAIL P. STEINEL
1B        TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET FORTH IN     Management      For             For
          THE ACCOMPANYING PROXY STATEMENT: JOSEPH S. VASSALLUZZO
2         TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR          Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
          YEAR ENDING DECEMBER 31, 2009.
3         TO CONSIDER A PROPOSAL TO AMEND OUR DECLARATION OF TRUST TO     Management      For             For
          ELIMINATE OUR CLASSIFIED BOARD.
4         TO CONSIDER A PROPOSAL TO RATIFY AN AMENDMENT TO OUR            Management      For             For
          SHAREHOLDER RIGHTS PLAN TO EXTEND THE TERM FOR THREE YEARS
          AND TO ADD A QUALIFIED OFFER PROVISION.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

PUBLIC STORAGE

SECURITY        74460D109               MEETING TYPE   Annual
TICKER SYMBOL   PSA                     MEETING DATE   07-May-2009
ISIN            US74460D1090            AGENDA         933017522 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     B. WAYNE HUGHES                                                           For             For
          2     RONALD L. HAVNER, JR.                                                     For             For
          3     DANN V. ANGELOFF                                                          For             For
          4     WILLIAM C. BAKER                                                          For             For
          5     JOHN T. EVANS                                                             For             For
          6     TAMARA HUGHES GUSTAVSON                                                   For             For
          7     URI P. HARKHAM                                                            For             For
          8     B. WAYNE HUGHES, JR.                                                      For             For
          9     HARVEY LENKIN                                                             For             For
          10    GARY E. PRUITT                                                            For             For
          11    DANIEL C. STATON                                                          For             For
02        RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE         Management      For             For
          COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
          THE FISCAL YEAR ENDING DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

VENTAS, INC.

SECURITY        92276F100               MEETING TYPE   Annual
TICKER SYMBOL   VTR                     MEETING DATE   07-May-2009
ISIN            US92276F1003            AGENDA         933019603 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     DEBRA A. CAFARO                                                           For             For
          2     DOUGLAS CROCKER II                                                        For             For
          3     RONALD G. GEARY                                                           For             For
          4     JAY M. GELLERT                                                            For             For
          5     ROBERT D. REED                                                            For             For
          6     SHELI Z. ROSENBERG                                                        For             For
          7     JAMES D. SHELTON                                                          For             For
          8     THOMAS C. THEOBALD                                                        For             For
02        DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT OF ERNST &       Management      For             For
          YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
          FIRM FOR FISCAL YEAR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HEALTH CARE REIT, INC.

SECURITY        42217K106               MEETING TYPE   Annual
TICKER SYMBOL   HCN                     MEETING DATE   07-May-2009
ISIN            US42217K1060            AGENDA         933024692 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     PIER C. BORRA                                                             For             For
          2     GEORGE L. CHAPMAN                                                         For             For
          3     SHARON M. OSTER                                                           For             For
          4     JEFFREY R. OTTEN                                                          For             For
02        APPROVAL OF THE AMENDED AND RESTATED HEALTH CARE REIT, INC.     Management      For             For
          2005 LONG-TERM INCENTIVE PLAN.
03        RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS         Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
          YEAR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

KERRY PPTYS LTD HONG KONG

SECURITY       G52440107                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   08-May-2009
ISIN           BMG524401079             AGENDA         701878893 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Receive and consider the audited financial statements and the   Management      For             For
          reports of the Directors and the Auditors for the YE 31 DEC
          2008
2.        Declare a final dividend for the YE 31 DEC 2008                 Management      For             For
3.a       Re-elect Mr. Ma Wing Kai, William as a Director                 Management      Against         Against
3.b       Re-elect Mr. Lau Ling Fai, Herald as a Director                 Management      For             For
3.c       Re-elect Mr. Tse Kai Chi as a Director                          Management      For             For
4.        Approve to fix Directors' fees [including fees payable to       Management      For             For
          members of the audit and remuneration committees]
5.        Re-appoint PricewaterhouseCoopers as the Auditor and            Management      For             For
          authorize  the Directors of the Company to fix its
          remuneration
6.a       Authorize the Directors of the Company to allot, issue and      Management      Against         Against
          deal with additional shares in the share capital of the
          Company and make or grant offers, agreements, options and
          other rights, or issue warrants and other securities
          including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, a) not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution; and b) the nominal amount of any share capital repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the
          aggregate nominal amount of the issued share capital of the
          Company], otherwise than pursuant to i) a rights issue; or
          ii) the exercise of any option under any share option scheme or similar arrangement; or iii) any scrip dividend or similar arrangement; or iv) any adjustment, after the date of grant or issue of any options, rights to subscribe or other
          securities referred to the above, in the price at which
          shares in the Company shall be subscribed, and/or in the
          number of shares in the Company which shall be subscribed, on exercise of relevant rights under such options, warrants or other securities, such adjustment being made in accordance with or as contemplated by the terms of such options, rights to subscribe or other securities; or v) a specified authority granted by the shareholders of the Company in general
          meeting; [Authority expires by the conclusion of the next AGM of the Company as required by the Bye-laws of the Company or any other applicable laws of Bermuda to be held]
6.b       Authorize the Directors of the Company to repurchase its own    Management      For             For
          shares during the relevant period, on the Stock Exchange of
          Hong Kong Limited [the Stock Exchange] or any other stock
          exchange on which the shares of the Company have been or may be listed and recognized by the Securities and Futures
          Commission of Hong Kong and the Stock Exchange for this
          purpose, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of
          passing of this resolution; [Authority expires by the
          conclusion of the next AGM of the Company as required by the
          Bye-laws of the Company or any other applicable laws of
          Bermuda to be held]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

6.c       Approve, that conditional upon the passing of Resolution 6B,    Management      Against         Against
          the general mandate granted to the Directors of the Company,
          [pursuant to Resolution 6A] and for the time being in force to exercise the powers of the Company to allot shares be and is hereby extended by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
          Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to
          Resolution 6B
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
          DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND
          YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY       G8063F106                MEETING TYPE   Special General Meeting
TICKER SYMBOL                           MEETING DATE   08-May-2009
ISIN           BMG8063F1068             AGENDA         701894203 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" ONL-Y FOR BELOW RESOLUTIONS. THANK YOU.
1.        Re-elect the Retiring Director                                  Management      For             For
2.        Approve and ratify the Novation Deed [a copy of which has       Management      For             For
          been produced to this meeting marked 'A' and signed by the
          Chairman hereof for the purpose of identification] and the
          Transactions; and authorize the Board of Directors of the
          Company to take all such actions as it considers necessary or desirable to implement and give effect to the Novation Deed and the Transactions
          PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL    Non-Voting
          RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
          DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND
          YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SIMON PROPERTY GROUP, INC.

SECURITY       828806109                MEETING TYPE   Annual
TICKER SYMBOL  SPG                      MEETING DATE   08-May-2009
ISIN           US8288061091             AGENDA         933024729 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO: PROVIDE FOR THE    Management      For             For
          ELECTION OF UP TO FIFTEEN DIRECTORS. (IF THIS PROPOSAL IS NOT
          APPROVED BY 80% OF THE VOTES ENTITLED TO BE CAST, THE BOARD
          WILL HAVE ONLY 9 DIRECTORS, 5 OF WHOM ARE ELECTED BY HOLDERS
          OF COMMON STOCK.)
1B        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO: DELETE             Management      For             For
          SUPERMAJORITY VOTING REQUIREMENTS.
1C        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO: INCREASE THE       Management      For             For
          NUMBER OF AUTHORIZED SHARES.
1D        TO APPROVE PROPOSAL TO AMEND THE CHARTER TO: DELETE OR CHANGE   Management      For             For
          OBSOLETE OR UNNECESSARY PROVISIONS.
02        DIRECTOR                                                        Management
          1    MELVYN E. BERGSTEIN                                                        For             For
          2    LINDA WALKER BYNOE                                                         For             For
          3    KAREN N. HORN, PH.D.                                                       For             For
          4    REUBEN S. LEIBOWITZ                                                        For             For
          5    J. ALBERT SMITH, JR.                                                       For             For
          6    PIETER S. VAN DEN BERG*                                                    For             For
          7    ALLAN HUBBARD*                                                             For             For
          8    DANIEL C. SMITH*                                                           For             For
03        TO AUTHORIZE MANAGEMENT TO ADJOURN, POSTPONE OR CONTINUE THE    Management      For             For
          MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN THE
          EVENT THAT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE
          MEETING TO ADOPT PROPOSAL 1(A) OR PROPOSAL 1(B) LISTED ABOVE.
04        TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR           Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

AEON MALL CO.,LTD.

SECURITY        J10005106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   13-May-2009
ISIN            JP3131430005            AGENDA         701930263 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the other Updated Laws and
          Regulaions
2.1       Appoint a Director                                              Management      For             For
2.2       Appoint a Director                                              Management      For             For
2.3       Appoint a Director                                              Management      For             For
2.4       Appoint a Director                                              Management      For             For
2.5       Appoint a Director                                              Management      For             For
2.6       Appoint a Director                                              Management      For             For
2.7       Appoint a Director                                              Management      For             For
2.8       Appoint a Director                                              Management      For             For
2.9       Appoint a Director                                              Management      For             For
2.10      Appoint a Director                                              Management      For             For
2.11      Appoint a Director                                              Management      For             For
2.12      Appoint a Director                                              Management      For             For
2.13      Appoint a Director                                              Management      For             For
3         Appoint a Corporate Auditor                                     Management      Against         Against

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GENERAL GROWTH PROPERTIES, INC.

SECURITY        370021107               MEETING TYPE   Annual
TICKER SYMBOL   GGP                     MEETING DATE   13-May-2009
ISIN            US3700211077            AGENDA         933026583 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     ADAM METZ                                                                 For             For
          2     THOMAS NOLAN, JR.                                                         For             For
          3     JOHN RIORDAN                                                              For             For
02        RATIFICATION OF THE SELECTION OF INDEPENDENT PUBLIC             Management      For             For
          ACCOUNTANTS.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

EQUITY ONE, INC

SECURITY        294752100               MEETING TYPE   Annual
TICKER SYMBOL   EQY                     MEETING DATE   13-May-2009
ISIN            US2947521009            AGENDA         933031027 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     NOAM BEN-OZER                                                             For             For
          2     JAMES S. CASSEL                                                           For             For
          3     CYNTHIA R. COHEN                                                          For             For
          4     NEIL FLANZRAICH                                                           For             For
          5     NATHAN HETZ                                                               Withheld        Against
          6     CHAIM KATZMAN                                                             Withheld        Against
          7     PETER LINNEMAN                                                            For             For
          8     JEFFREY S. OLSON                                                          For             For
          9     DORI SEGAL                                                                For             For
02        RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR     Management      For             For
          INDEPENDENT AUDITORS FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

UNIBAIL-RODAMCO, PARIS

SECURITY       F95094110                MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   14-May-2009
ISIN           FR0000124711             AGENDA         701855566 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          French Resident Shareowners must complete, sign and forward     Non-Voting
          the Proxy Card dir-ectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will-be forwarded to the Global Custodians that have become
          Registered Intermediar-ies, on the Vote Deadline Date. In
          capacity as Registered Intermediary, the Gl-obal Custodian will sign the Proxy Card and forward to the local custodian.
          If-you are unsure whether your Global Custodian acts as
          Registered Intermediary,-please contact your representative
          PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE       Non-Voting
          OPTIONS ARE "FOR" AN-D "AGAINST" A VOTE OF "ABSTAIN" WILL BE
          TREATED AS AN "AGAINST" VOTE.
O.1       Receive the financial statements and statutory reports          Management      For             For
O.2       Receive the consolidated financial statements and statutory     Management      For             For
          reports
O.3       Approve the allocation of income and dividends of EUR 5.50      Management      For             For
          per Share
O.4       Approve transfer from distributable dividends and premium       Management      For             For
          account to shareholders for an amount of EUR 2 per Share
O.5       Receive the auditors special report regarding related-party     Management      For             For
          transactions
O.6       Re-elect Ms. Mary Harris as a Supervisory Board member          Management      For             For
O.7       Re-elect Mr. Jean- Louis Laurens as a Supervisory Board         Management      For             For
          Member
O.8       Re-elect Alec Pelmore as a Supervisory Board member             Management      For             For
O.9       Re-elect Mr. M.F.W. Van Oordt as a Supervisory Board Member     Management      For             For
O.10      Grant authority to repurchase of up to 10% of issued share      Management      For             For
          capital
E.11      Approve the reduction in share capital via cancellation of      Management      For             For
          repurchased shares
E.12      Grant authority, issuance of equity or equity-linked            Management      For             For
          securities with preemptive rights up to aggregate nominal
          amount of EUR 75 Million
E.13      Grant authority, issuance of equity or equity- linked           Management      For             For
          securities without preemptive rights up to aggregate nominal amount of EUR 47 million
E.14      Authorize the Board to increase capital in the event of         Management      For             For
          additional demand related to delegation submitted to
          shareholder vote under items 12 and 13
E.15      Grant authority, capital increase of up to 10% of issued        Management      For             For
          capital for future acquisitions
E.16      Grant authority, capitalization of reserves of up to EUR 100    Management      For             For
          million for bonus issue or increase in par value
E.17      Approve the Employee Stock Purchase Plan                        Management      For             For
E.18      Approve Stock Purchase Plan reserved for international          Management      For             For
          employees
E.19      Grant authority, up to 3% of issued capital for use in Stock    Management      For             For
          Option Plan

14-Jul-2009

                            INVESTMENT COMPANY REPORT

E.20      Amend Article 10.1 of Bylaws re: Management Board composition   Management      For             For
E.21      Approve to transform Company into a European Company            Management      For             For
E.22      Approve to change Company name to Unibail Rodamco SE,           Management      For             For
          pursuant to adoption of item 21
E.23      Adopt new Articles of Association, subject to approval of       Management      For             For
          item 21
E.24      Authorize transfer of outstanding authorizations granted to     Management      For             For
          Management Board to new Management Board, subject to
          approval of Item 21 above ordinary business
O.25      Re-elect, subject to approval of items 21 and 23 above, Mr.     Management      For             For
          M. Robert F. W. Van Oordt as a Supervisory Board Member
O.26      Re-elect, subject to approval of items 21 and 23 above, Mr.     Management      For             For
          Francois Jaclot as a Supervisory Board member
O.27      Elect Mr. Jacques Dermagne as a Supervisory Board member,       Management      For             For
          subject to approval of Items 21 and 23 above
O.28      Elect Mr. Henri Moulard as a Supervisory Board member,          Management      For             For
          subject to approval of Items 21 and 23 above
O.29      Elect Mr. Yves Lyon-Caen as a Supervisory Board member,         Management      For             For
          Subject to approval of Items 21 and 23 above
O.30      Elect Mr. Jean- Louis Laurens as a Supervisory Board Member,    Management      For             For
          subject to approval of Items 21 and 23 above
O.31      Elect Mr. Frans J. G. M. Cremers as a Supervisory Board         Management      For             For
          member, subject to approval of Items 21 and 23 above
O.32      Elect Mr. Robert Ter Haar as a Supervisory Board member,        Management      For             For
          subject to approval of Items 21 and 23 above
O.33      Elect Mr. Bart R. Okkens as a Supervisory Board Member,         Management      For             For
          subject to approval of Items 21 and 23 above
O.34      Elect Mr. Jos W. B. Westerburgen as a Supervisory Board         Management      For             For
          member, subject to approval of Items 21 and 23 above
O.35      Elect Ms. Mary Harris as a Supervisory Board member, subject    Management      For             For
          to approval of Items 21 and 23 above
O.36      Elect Mr. Alec Pelmore as a Supervisory Board member, subject   Management      For             For
          to approval of Items 21 and 23 above
O.37      Approve the remuneration of Supervisory Board members in the    Management      For             For
          aggregate amount of EUR 875,000
O.38      Re-appoint Ernst Young audit, Deloitte Marque and Gendrot SA    Management      For             For
          as the Auditors, and Barbier Frinault et Autres, and Mazars
          and Guerard as the Deputy Auditors
O.39      Approve the filing of required documents/ other formalities     Management      For             For
          PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.              Non-Voting
          PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING    Non-Voting
          DATE AND MEETING-TIME. IF YOU HAVE ALREADY SENT IN YOUR
          VOTES, PLEASE DO NOT RETURN THIS PROXY-FORM UNLESS YOU DECIDE
          TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

VORNADO REALTY TRUST

SECURITY       929042109                MEETING TYPE   Annual
TICKER SYMBOL  VNO                      MEETING DATE   14-May-2009
ISIN           US9290421091             AGENDA         933034061 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1 STEVEN ROTH                                                                   Withheld        Against
          2 MICHAEL D. FASCITELLI                                                         Withheld        Against
          3 RUSSELL B. WIGHT, JR.                                                         Withheld        Against
02        RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC      Management      For             For
          ACCOUNTING FIRM.
03        SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING FOR TRUSTEES.    Shareholder     For             Against
04        SHAREHOLDER PROPOSAL REGARDING THE APPOINTMENT OF AN            Shareholder     For             Against
          INDEPENDENT CHAIRMAN.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HOST HOTELS & RESORTS, INC.

SECURITY       44107P104                MEETING TYPE   Annual
TICKER SYMBOL  HST                      MEETING DATE   14-May-2009
ISIN           US44107P1049             AGENDA         933037776 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        ELECTION OF DIRECTOR: ROBERT M. BAYLIS                          Management      For             For
1B        ELECTION OF DIRECTOR: TERENCE C. GOLDEN                         Management      For             For
1C        ELECTION OF DIRECTOR: ANN M. KOROLOGOS                          Management      For             For
1D        ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                       Management      For             For
1E        ELECTION OF DIRECTOR: JUDITH A. MCHALE                          Management      For             For
1F        ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                        Management      For             For
1G        ELECTION OF DIRECTOR: W. EDWARD WALTER                          Management      For             For
02        RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED        Management      For             For
          PUBLIC ACCOUNTANTS.
03        APPROVAL OF 2009 COMPREHENSIVE STOCK AND CASH INCENTIVE PLAN.   Management      For             For
04        APPROVAL OF AMENDMENT TO OUR CHARTER TO INCREASE AUTHORIZED     Management      For             For
          CAPITAL STOCK.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

HYSAN DEVELOPMENT CO LTD

SECURITY        Y38203124               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   18-May-2009
ISIN            HK0014000126            AGENDA         701875063 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR "AGAINST" FOR-ALL THE RESOLUTIONS. THANK YOU.
1.        Receive and approve the statement of accounts for the YE 31     Management      For             For
          DEC 2008 together with the reports of the Directors and
          Auditor thereon
2.        Declare a final dividend [together with a scrip alternative]    Management      For             For
          for the YE 31 DEC 2008
3.i       Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director               Management      For             For
3.ii      Re-elect Mr. Fa-Kuang Hu as a Director                          Management      For             For
3.iii     Re-elect Mr. Hans Michael Jebsen as a Director                  Management      For             For
3.iv      Re-elect Dr. Deanna Ruth Tak Yung Rudgard as a Director         Management      For             For
4.        Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor      Management      For             For
          and authorize the Directors to fix their remuneration
5.        Authorize the Directors, subject to this resolution, to         Management      Against         Against
          exercise all the powers of the Company to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements, options, warrants or other
          securities which would or might require the exercise of such powers during and after the end of the relevant period;
          approve the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted
          [whether pursuant to a share option or otherwise] by the
          Directors, otherwise than pursuant to: i) rights issue, or
          ii) any share option scheme or similar arrangement for the time being adopted for the grant or issue to the eligible
          participants of shares or rights to acquire shares of the
          Company or iii) any scrip dividend or similar arrangement
          pursuant to the Articles of Association of the Company from time to time, shall not exceed 10% where the shares are to be allotted wholly for cash, and in any event 20%, of the
          aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution and the said mandate shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
          Company is required by Law to be held]
6.        Authorize the Directors to exercise during the relevant         Management      For             For
          period all the powers of the Company to purchase or otherwise acquire shares of HKD 5.00 each in the capital of the Company in accordance with all applicable Laws and the requirements of the Listing Rules, provided that the aggregate nominal
          amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share
          capital of the Company in issue as at the date of passing of this resolution, and the said mandate shall be limited
          accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of the period within which the next AGM of the Company is required by Law to be held]
S.7       Amend the Article 77A of the Articles of Association of the     Management      For             For
          Company

14-Jul-2009

                            INVESTMENT COMPANY REPORT

BOSTON PROPERTIES, INC.

SECURITY        101121101               MEETING TYPE   Annual
TICKER SYMBOL   BXP                     MEETING DATE   19-May-2009
ISIN            US1011211018            AGENDA         933038716 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1         DIRECTOR                                                        Management
          1     FREDERICK J ISEMAN                                                        For             For
          2     EDWARD H LINDE                                                            For             For
          3     DAVID A TWARDOCK                                                          For             For
2         TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT OF                  Management      For             For
          PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED
          PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER
          31, 2009.
3         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL CONCERNING      Shareholder     Against         For
          THE ANNUAL ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT
          THE MEETING.
4         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL CONCERNING      Shareholder     Against         For
          MAJORITY VOTING, IF PROPERLY PRESENTED AT THE MEETING.
5         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL CONCERNING      Shareholder     Against         For
          THE PREPARATION OF A SUSTAINABILITY REPORT, IF PROPERLY
          PRESENTED AT THE MEETING.
6         TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL CONCERNING AN   Shareholder     Against         For
          INDEPENDENT BOARD CHAIRMAN, IF PROPERLY PRESENTED AT THE
          MEETING.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

PROLOGIS

SECURITY        743410102               MEETING TYPE   Annual
TICKER SYMBOL   PLD                     MEETING DATE   20-May-2009
ISIN            US7434101025            AGENDA         933040343 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     STEPHEN L. FEINBERG                                                       Withheld        Against
          2     GEORGE L. FOTIADES                                                        For             For
          3     CHRISTINE N. GARVEY                                                       For             For
          4     LAWRENCE V. JACKSON                                                       For             For
          5     DONALD P. JACOBS                                                          Withheld        Against
          6     WALTER C. RAKOWICH                                                        For             For
          7     D. MICHAEL STEUERT                                                        For             For
          8     J. ANDRE TEIXEIRA                                                         For             For
          9     WILLIAM D. ZOLLARS                                                        Withheld        Against
          10    ANDREA M. ZULBERTI                                                        Withheld        Against
02        RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT           Management      For             For
          REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

AVALONBAY COMMUNITIES, INC.

SECURITY       053484101                MEETING TYPE   Annual
TICKER SYMBOL  AVB                      MEETING DATE   21-May-2009
ISIN           US0534841012             AGENDA         933035277 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1    BRYCE BLAIR                                                                For             For
          2    BRUCE A. CHOATE                                                            For             For
          3    JOHN J. HEALY, JR.                                                         For             For
          4    GILBERT M. MEYER                                                           For             For
          5    TIMOTHY J. NAUGHTON                                                        For             For
          6    LANCE R. PRIMIS                                                            For             For
          7    PETER S. RUMMELL                                                           For             For
          8    H. JAY SARLES                                                              For             For
          9    W. EDWARD WALTER                                                           For             For
02        TO APPROVE THE AVALONBAY COMMUNITIES, INC. 2009 STOCK OPTION    Management      For             For
          AND INCENTIVE PLAN.
03        TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S   Management      For             For
          INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CHINA OVERSEAS LD & INVT LTD

SECURITY       Y15004107                MEETING TYPE   ExtraOrdinary General
                                                       Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN           HK0688002218             AGENDA         701919740 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Approve the CSCECL Group Engagement Agreement and the           Management      For             For
          transactions contemplated thereunder and the implementation thereof; the CSCECL Construction Engagement Cap for the
          period between 01 JUN 2009 and 31 MAY 2012; and authorize any one Director of the Company for and on behalf of the Company to execute all such other documents, instruments and
          agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the
          matters contemplated in the CSCECL Group Engagement Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon
2.        Approve the CSC Group Engagement Agreement and the              Management      For             For
          transactions contemplated thereunder and the implementation thereof; the CSC Construction Engagement Cap for the period between 01 JUL 2009 and 30 JUN 2012; and authorize any one
          Director of the Company and on behalf of the Company to
          execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be
          incidental to, ancillary to or in connection with the matters contemplated in the CSC Group Engagement Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon

14-Jul-2009

                            INVESTMENT COMPANY REPORT

CHINA OVERSEAS LD & INVT LTD

SECURITY       Y15004107                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN           HK0688002218             AGENDA         701919752 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR'    Non-Voting
          OR 'AGAINST' FOR-ALL THE RESOLUTIONS. THANK YOU.
1.        Receive and adopt the audited financial statements and the      Management      For             For
          reports of the Directors and the Auditors for the YE 31 DEC
          2008
2.a       Re-elect Mr. Chen Bin as a Director                             Management      Against         Against
2.b       Re-elect Mr. Zhu Yijian as a Director                           Management      For             For
2.c       Re-elect Mr. Luo Liang as a Director                            Management      Against         Against
2.d       Re-elect Dr. Li Kwok Po, David as a Director                    Management      Against         Against
2.e       Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director                Management      For             For
3.        Authorize the Board to fix the remuneration of the Directors    Management      For             For
4.        Declare of a final dividend for the YE 31 DEC 2008 of HKD 7     Management      For             For
          cents per share
5.        Re-appoint Deloitte Touche Tohmatsu as the Auditors and         Management      For             For
          authorize the Board to fix their remuneration
6.        Authorize the Directors of the Company, subject to this         Management      For             For
          Resolution, to purchase shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong
          Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures
          Commission of Hong Kong and the Stock Exchange under the Hong
          Kong Code on Share Repurchases, not exceeding 10% of the
          aggregate nominal amount of the share capital of the Company in issue as at the date of passing this Resolution;
          [Authority expires at the conclusion of the next AGM of the
          Company or the expiration of the period within which the next
          AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of
          the Laws of Hong Kong] to be held]
7.        Authorize the Directors of the Company, subject to this         Management      Against         Against
          Resolution, pursuant to Section 57B of the Companies
          Ordinance [Chapter 32 of the Laws of Hong Kong] to allot,
          issue and deal with additional shares in the capital of the
          Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company;
          and b) the nominal amount of share capital repurchased [up to
          10% of the aggregate nominal amount of the share capital], otherwise than pursuant to i) a rights issue; or ii) the
          exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company; or iii) any option scheme or similar
          arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the
          Company; or iv) any scrip

14-Jul-2009

                            INVESTMENT COMPANY REPORT

          dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on
          shares of the Company in accordance with the Articles of
          Association of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the
          period within which the next AGM is to be held by Articles of
          Association and/or Companies Ordinance [Chapter 32 of the
          Laws of Hong Kong] to be held]
8.        Approve, conditional upon the passing of the Resolutions 6      Management      Against         Against
          and 7, to extend the general mandate granted to the Directors of the Company pursuant to the Resolution 7, by an amount
          representing the aggregate nominal amount of share capital of the Company purchased by the Company under the authority
          granted pursuant to the Resolution 6, provided that such
          amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SHANGRI-LA ASIA LTD

SECURITY        G8063F106               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   27-May-2009
ISIN            BMG8063F1068            AGENDA         701923624 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR"    Non-Voting
          OR "AGAINST" FOR-ALL RESOLUTIONS. THANK YOU.
1.        Receive the audited financial statements and the reports of     Management      For             For
          the Directors and the Auditors for the YE 31 DEC 2008
2.        Declare a final dividend for the YE 31 DEC 2008                 Management      For             For
3.1       Re-elect Mr. Lui Man Shing as a Director, who retires           Management      For             For
3.2       Re-elect Mr. Wong Kai Man as a Director, who retires            Management      For             For
4.        Approve to fix the Directors' fees [including fees payable to   Management      For             For
          members of the Audit and Remuneration Committees]
5.        Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and   Management      For             For
          authorize the Directors of the Company to fix their
          remuneration
6.A       Authorize the Directors of the Company, to allot and issue      Management      Against         Against
          additional shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such power during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution and the said approval shall be limited accordingly, otherwise than pursuant to: i)
          a rights issue [as specified]; ii) the exercise of any option under any Share Option Scheme or similar arrangement for the grant or issue to option holders of shares in the Company;
          iii) any scrip dividend scheme or similar arrangement
          providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance
          with the Bye-laws of the Company; and (iv) any specific
          authority; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the
          period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable Laws of
          Bermuda to be held]
6.B       Authorize the Directors of the Company to repurchase its own    Management      For             For
          shares on The Stock Exchange of Hong Kong Limited [the HKSE]
          or on any other stock exchange on which the shares of the
          Company may be listed and recognized by the Securities and
          Futures Commission of Hong Kong and the HKSE for this purpose or on the Singapore Exchange Securities Trading Limited,
          subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities
          on the HKSE or that of any other stock exchange as amended from time to time [as the case may be], during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; [Authority expires the
          earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the
          Company is required by the Bye-Laws of the Company or any
          applicable Laws of Bermuda to be held]

14-Jul-2009

                            INVESTMENT COMPANY REPORT

6.C       Approve, conditional upon the passing of Resolution 6B, the     Management      Against         Against
          general mandate granted to the Directors of the Company and for the time being in force to exercise the powers of the
          Company to allot shares, by the addition to the aggregate
          nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
          Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted by the Resolution 6B, provided that
          such amount shall not exceed 10% of the aggregate nominal
          amount of the share capital of the Company in issue as at the date of the passing of this resolution

14-Jul-2009

                            INVESTMENT COMPANY REPORT

TAUBMAN CENTERS, INC.

SECURITY        876664103               MEETING TYPE   Annual
TICKER SYMBOL   TCO                     MEETING DATE   29-May-2009
ISIN            US8766641034            AGENDA         933055421 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1 GRAHAM T. ALLISON                                                             Withheld        Against
          2 PETER KARMANOS, JR.                                                           Withheld        Against
          3 WILLIAM S. TAUBMAN                                                            Withheld        Against
02        RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE              Management      For             For
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.

14-Jul-2009

                            INVESTMENT COMPANY REPORT

SOL MELIA S A

SECURITY       E89049154                MEETING TYPE   MIX
TICKER SYMBOL                           MEETING DATE   02-Jun-2009
ISIN           ES0176252718             AGENDA         701948929 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM,     Non-Voting
          THERE WILL BE A SE-COND CALL ON 03 JUN 2009. CONSEQUENTLY,
          YOUR VOTING INSTRUCTIONS WILL REMAIN V-ALID FOR ALL CALLS
          UNLESS THE AGENDA IS AMENDED. THANK YOU.
1.        Approve the annual accounts, [balance sheet, profit and loss    Management      For             For
          account and the annual report] and Management report for Sol
          Melia S.A and the annual accounts and Management report for the consolidated group for the FYE 31 DEC 2008
2.        Approve the application of profits for FY 2008                  Management      For             For
3.        Approve the Management of the Board of Directors during the     Management      For             For
          2008
4.        Appoint the External Accounts Auditor                           Management      For             For
5.        Authorize the Board of Directors to agree a capital increase    Management      For             For
          in accordance with Article 153 1 b) of Company Law, and
          approve the delegation to the Board of Directors the
          exclusion of the right to preferred subscription, as
          established in Article 159.2 of the same Law, thus annulling the authorization agreed upon at the AGM held on 03 JUN 2008
6.        Authorize the Board of Directors to issue fixed rate            Management      For             For
          securities, convertible and/or exchangeable for shares in the
          Company within a period of 5 years from the agreement reached by the meeting, approve to determine the conditions and means of conversion and/or exchange, with facultative powers to
          exclude the right to preferential subscription for
          shareholders and bondholders, to guarantee the issue by
          subsidiary Companies and to increase capital by the amount required, thus annulling the authorisation agreed upon at the
          AGM held on 03 JUN 2008
7.        Authorize the Board of Directors for the acquisition of         Management      For             For
          shares in SOL MELIA S.A., directly or through controlled
          Companies, within 18 months from the date of the agreement reached by the Meeting and ratify the acquisitions made since the last AGM, annulling, with respect to the part as yet
          unused, the authorization agreed upon at the AGM held on 03
          JUN 2008
 8.       Ratify the appointment by Cooptation of Amparo Moraleda Mart    Management      For             For
          nez to the Board of Directors as an Independent Director,
          effected by the Board of Directors of SOL MELIA S.A. in
          session on 10 FEB 2009, after proposal by the remuneration and appointments committee and in substitution of the vacancy created by the resignation of JOSE JOAQUIN PUIG DE LA
          BELLACASA
9.        Ratify the appointment by Cooptation of Juan Arena de la Mora   Management      For             For
          to the Board of Directors as an Independent Director,
          effected by the Board of Directors of SOL MELIA S.A. in
          session on 31 MAR 2009, after proposal by the remuneration and appointments committee and in substitution of the vacancy created by the resignation of AILEMLOS
10.       Approve the merger balance sheet as of 31 DEC 2008, as          Management      For             For
          foreseen in Article 239 of Company law and verified by the
          Company Auditor

14-Jul-2009

                            INVESTMENT COMPANY REPORT

11.       Approve the merger project of 31 MAR 2009 prepared jointly by   Management      For             For
          the Company Board of Directors, as the absorbing Company, and the Administrative bodies of the respective Companies to be absorbed
12.       Approve the merger by absorption of HOTEL BELLVER S.A. (Sole    Management      For             For
          Shareholder Company), DOCK TELEMARKETING S.A., (Sole
          Shareholder Company), PARQUE SAN ANTONIO S.A. (Sole
          Shareholder Company), LIFESTAR HOTELES ESPA A S.L. (Sole
          Shareholder Company), ALCAJAN XXI, S.L. (Sole Shareholder
          Company), APARTAMENTOS MADRID NORTE S.L. (Sole
          Shareholder Company), CREDIT CONTROL RIESGOS S.L. (Sole
          Shareholder Company), SOL MELIA TRAVEL S.A. (Sole
          Shareholder Company), y PLAYA SALINAS S.A. (Sole
          Shareholder Company), with the consequent winding up of the absorbed Companies and the transfer in block of all of its assets and liabilities to SOL MELIA, S.A
13.       Amend the item 1 of Article 33 ['Appointments to the Board of   Management      For             For
          Directors'] of Company Bylaws to insert an age preference and eliminate the reference to the need for the two Vice Chairmen to be referred to jointly as Co-Vice Chairmen and exercise identical powers
14.       Approve the delegation of powers to develop, formalize, make    Management      For             For
          good and execute the agreements adopted by the AGM
15.       Approve the minutes of the AGM                                  Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

GREAT PORTLAND ESTATES PLC R.E.I.T., LONDON

SECURITY       G40712179                MEETING TYPE   Ordinary General Meeting
TICKER SYMBOL                           MEETING DATE   04-Jun-2009
ISIN           GB00B01FLL16             AGENDA         701966698 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
S.1       Authorize the Directors, in substitution to all existing        Management      For             For
          authorities, in accordance with Section 80 of the Companies
          Act 1985, to allot relevant securities [as specified for the purposes of that Section] in connection with the Rights Issue
          [as such term is specified] up to an aggregate nominal value of GBP 16,456,639 [equivalent to 131,653,115 ordinary shares of 12.5 pence each in the capital of the Company]; [Authority expires at the conclusion of the next AGM of the Company];
          and the Directors may allot relevant securities after the
          expiry of this authority in pursuance of such an offer or
          agreement made prior to such expiry; authorize the Directors, in addition to all existing powers, to allot equity
          securities [as specified in Section 94 of the Companies Act
          1985 for the purposes of Section 89 of that Act] for cash
          under the authority granted in this resolution, disapplying the statutory pre-emption rights [Section 89[1] of the Act
          1985], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue
          [as such term is specified in the prospectus and circular of the Company dated 19 MAY 2009]; [Authority expires at the
          conclusion of the next AGM of the Company]; and the Directors may allot relevant securities after the expiry of this
          authority in pursuance of such an offer or agreement made
          prior to such expiry

14-Jul-2009

                            INVESTMENT COMPANY REPORT

THE MACERICH COMPANY

SECURITY        554382101               MEETING TYPE   Annual
TICKER SYMBOL   MAC                     MEETING DATE   08-Jun-2009
ISIN            US5543821012            AGENDA         933066537 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
1A        ELECTION OF DIRECTOR: ARTHUR M. COPPOLA                         Management      For             For
1B        ELECTION OF DIRECTOR: JAMES S. COWNIE                           Management      For             For
1C        ELECTION OF DIRECTOR: MASON G. ROSS                             Management      For             For
02        RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS     Management      For             For
          OUR INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31,
          2009
03        APPROVAL OF OUR AMENDED AND RESTATED 2003 EQUITY INCENTIVE      Management      For             For
          PLAN
04        APPROVAL OF AN AMENDMENT TO OUR CHARTER TO INCREASE OUR         Management      For             For
          AUTHORIZED SHARES OF COMMON STOCK TO 250,000,000 AND OUR
          TOTAL NUMBER OF AUTHORIZED SHARES OF STOCK TO 325,000,000

14-Jul-2009

                            INVESTMENT COMPANY REPORT

DOUGLAS EMMETT, INC.

SECURITY        25960P109               MEETING TYPE   Annual
TICKER SYMBOL   DEI                     MEETING DATE   11-Jun-2009
ISIN            US25960P1093            AGENDA         933075245 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
01        DIRECTOR                                                        Management
          1     DAN A. EMMETT,                                                            For             For
          2     JORDAN L. KAPLAN                                                          For             For
          3     KENNETH M. PANZER                                                         For             For
          4     LESLIE E. BIDER                                                           For             For
          5     VICTOR J. COLEMAN                                                         For             For
          6     GHEBRE S. MEHRETEAB                                                       For             For
          7     THOMAS E. O'HERN                                                          For             For
          8     DR. ANDREA RICH                                                           For             For
          9     WILLIAM WILSON III                                                        For             For
02        PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG L.L.P AS      Management      For             For
          OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
          YEAR ENDING DECEMBER 31, 2009
03        PROPOSAL TO APPROVE AMENDMENTS TO OUR 2006 OMNIBUS STOCK        Management      For             For
          INCENTIVE PLAN

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MITSUI FUDOSAN CO.,LTD.

SECURITY        J4509L101               MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2009
ISIN            JP3893200000            AGENDA         701988101 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the Other Updated Laws and
          Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      For             For
3.11      Appoint a Director                                              Management      For             For
4.        Approve Payment of Bonuses to Directors                         Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

MITSUBISHI ESTATE COMPANY, LIMITED

SECURITY       J43916113                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2009
ISIN           JP3899600005             AGENDA         701988113 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the Other Updated Laws and
          Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      Against         Against
3.11      Appoint a Director                                              Management      For             For
3.12      Appoint a Director                                              Management      For             For
3.13      Appoint a Director                                              Management      For             For
3.14      Appoint a Director                                              Management      For             For
4.        Appoint a Corporate Auditor                                     Management      For             For

14-Jul-2009

                            INVESTMENT COMPANY REPORT

DAIWA HOUSE INDUSTRY CO., LTD.

SECURITY       J11508124                MEETING TYPE   Annual General Meeting
TICKER SYMBOL                           MEETING DATE   26-Jun-2009
ISIN           JP3505000004             AGENDA         701996033 - Management

                                                                                                          FOR/AGAINST
ITEM      PROPOSAL                                                        TYPE            VOTE            MANAGEMENT
-------   -------------------------------------------------------------   -------------   -------------   --------------
          Please reference meeting materials.                             Non-Voting
1.        Approve Appropriation of Retained Earnings                      Management      For             For
2.        Amend Articles to: Approve Minor Revisions Related to           Management      For             For
          Dematerialization of Shares and the Other Updated Laws and
          Regulations
3.1       Appoint a Director                                              Management      For             For
3.2       Appoint a Director                                              Management      For             For
3.3       Appoint a Director                                              Management      For             For
3.4       Appoint a Director                                              Management      For             For
3.5       Appoint a Director                                              Management      For             For
3.6       Appoint a Director                                              Management      For             For
3.7       Appoint a Director                                              Management      For             For
3.8       Appoint a Director                                              Management      For             For
3.9       Appoint a Director                                              Management      For             For
3.10      Appoint a Director                                              Management      For             For
3.11      Appoint a Director                                              Management      For             For
3.12      Appoint a Director                                              Management      For             For
3.13      Appoint a Director                                              Management      For             For
3.14      Appoint a Director                                              Management      For             For
3.15      Appoint a Director                                              Management      For             For
3.16      Appoint a Director                                              Management      For             For
3.17      Appoint a Director                                              Management      For             For
3.18      Appoint a Director                                              Management      For             For
4.1       Appoint a Corporate Auditor                                     Management      For             For
4.2       Appoint a Corporate Auditor                                     Management      For             For
4.3       Appoint a Corporate Auditor                                     Management      For             For
4.4       Appoint a Corporate Auditor                                     Management      For             For

14-Jul-2009

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant EII Realty Securities Trust
           ---------------------------------------------------------------------


By (Signature and Title)* /s/ Richard J. Adler
                          ---------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (Principal Executive Officer)

Date July 14, 2009
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.